As filed with the Securities and Exchange Commission on April 30, 2010
Commission File Nos.  333-136472
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 6	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 219	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY

MODIFIED SINGLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

Effective April 6, 2009, this Curiangard Simplified Retirement Annuity is no longer available for purchase.

The date of this prospectus is May 1, 2010, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements, which reflect state or other variations. This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the separate account can be found in the statement of additional information (“SAI”) dated May 1, 2010 that is available upon request without charge.  To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-873-5654
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also currently restrict, as well as reserve the right to prospectively restrict, the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

We offer other variable annuity products with different product features, benefits and charges.  In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure.  Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 50.  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment fixed and variable options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust

JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectus for the Funds is attached to this prospectus.

TABLE OF CONTENTS
GLOSSARY	3
KEY FACTS	4
FEES AND EXPENSES TABLES	5
Owner Transaction Expenses	5
Periodic Expenses	6
Total Annual Fund Operating Expenses	8
EXAMPLE	8
CONDENSED FINANCIAL INFORMATION	9
THE ANNUITY CONTRACT	9
JACKSON	10
THE FIXED ACCOUNT	10
THE SEPARATE ACCOUNT	11
INVESTMENT DIVISIONS	11
JNL Series Trust	12
Voting Privileges	12
Substitution	12
CONTRACT CHARGES	12
Mortality and Expense Risk Charge	13
Annual Contract Maintenance Charge	14
Administration Charge	14
Transfer Charge	14
Withdrawal Charge	14
5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“AutoGuard 5”) Charge	15
5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector”) Charge	16
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector with Joint Option”) Charge	16
Death Benefit Charges	17
Commutation Fee	17
Other Expenses	17
Premium Taxes	18
Income Taxes	18
DISTRIBUTION OF CONTRACTS	18
PURCHASES	19
Minimum Initial Premium	19
Minimum Additional Premiums	19
Maximum Premiums	20
Allocations of Premium	20
Capital Protection Program	20
Accumulation Units	20
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	21
Restrictions on Transfers: Market Timing	21
TELEPHONE AND INTERNET TRANSACTIONS	22
The Basics	22
What You Can Do and How	22
What You Can Do and When	22
How to Cancel a Transaction	22
Our Procedures	22
ACCESS TO YOUR MONEY	22
Waiver of Withdrawal Charges for Certain Emergencies	24
Guaranteed Minimum Withdrawal Benefit General Considerations	24
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	25
5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“AutoGuard 5”)	25
5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector”)	29
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (“LifeGuard Protector with Joint Option”)	34
Systematic Withdrawal Program	39
Suspension of Withdrawals or Transfers	40
INCOME PAYMENTS (THE INCOME PHASE)	40
Variable Income Payments	40
Income Options	41
DEATH BENEFIT	41
Basic Death Benefit	42
Optional Death Benefits	42
Payout Options	43
Pre-Selected Payout Options	43
Special Spousal Continuation Option	43
Death of Owner On or After the Income Date	43
Death of Annuitant	44
TAXES	44
Contract Owner Taxation	44
Tax-Qualified and Non-Qualified Contracts	44
Non-Qualified Contracts – General Taxation	44
Non-Qualified Contracts – Aggregation of Contracts	44
Non-Qualified Contracts – Withdrawals and Income Payments	44
Non-Qualified Contracts – Required Distributions	45
Tax-Qualified Contracts – Withdrawals and Income Payments	45
Withdrawals – Tax-Sheltered Annuities	45
Withdrawals – Roth IRAs	45
Constructive Withdrawals – Investment Adviser Fees	45
Extension of Latest Income Date	46
Death Benefits	46
Assignment	46
Diversification	46
Owner Control	46
Withholding	46
Jackson Taxation	47
OTHER INFORMATION	47
Dollar Cost Averaging	47
Dollar Cost Averaging Plus (DCA+)	47
Earnings Sweep	47
Rebalancing	47
Free Look	47
Advertising	48
Restrictions Under the Texas Optional Retirement Program (ORP)	48
Modification of Your Contract	48
Legal Proceedings	48
PRIVACY POLICY	48
Collection of Nonpublic Personal Information	48
Disclosure of Current and Former Customer Nonpublic Personal Information	48
Security to Protect the Confidentiality of Nonpublic Personal Information	49
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	50
APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (GMWB Prospectus Examples)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (Accumulation Unit Values)	D-1

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.
Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.
Aggregate Premium - the measure used to determine the applicable breakpoint for the amount of the Mortality and Expense Risk Charge.  Aggregate Premium at issue is the amount of premium you expect to contribute that you specify when you apply for the Contract (Statement of Intention), and thereafter the actual premium you paid less total partial withdrawals as computed at the end of the sixth Contract Month.  Premiums are accepted only during the first six Contract Months.
Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.
Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.
Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death.  The Contract allows for the naming of multiple Beneficiaries.
Completed Year – the succeeding twelve months from the date on which we receive a premium payment.
Contract – the individual modified single premium deferred variable and fixed annuity contract and any optional endorsements you may have selected.
Contract Anniversary – each one-year anniversary of the Contract's Issue Date.
Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue date.
Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.
Contract Value – the sum of your allocations between the Contract's Investment Divisions and Fixed Account.
Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.
Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.
General Account – the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.
Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.
Income Date – the date on which you begin receiving annuity payments.
Issue Date – the date your Contract is issued.
Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.
Jackson, JNL, we, our, or us – Jackson National Life Insurance Company.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)
Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.
Separate Account – Jackson National Separate Account – I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.
Statement of Intention – the amount of total premium that you anticipate paying and specify in the annuity application when you apply for the Contract.  The higher your anticipated total premium, the lower your Contract's initial Mortality and Expense Risk Charge will be for the first six months.  Premiums are accepted during the first six Contract Months only.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value.  For more information about the fixed options, please see “THE FIXED ACCOUNT” beginning on page 10.  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 11.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 44.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations, depending on where you live.  For more information, please see “Free Look” beginning on page 47.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Purchases
Premiums are accepted during the first six Contract Months only.  As a result, you may have to buy additional Contracts to meet your total annuity coverage goal.  Multiple Contracts may result in higher charges and total expenses.  There are also minimum and maximum premium requirements.  In addition, the Contract has a premium protection option, namely the Capital Protection Program.  For more information, please see “PURCHASES” beginning on page 19.  There is a breakpoint schedule for the Mortality and Expense Risk Charge.  The breakpoints are based on the amount of Aggregate Premium.  Aggregate Premium at issue is equal to the anticipated total premium specified in the Statement of Intention section of the annuity application.  If no Statement of Intention is provided, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium is re-determined only at the end of the sixth Contract Month and is equal to total Premium actually paid less total partial withdrawals.  A change in the Aggregate Premium at the end of the sixth Contract Month may dictate an adjustment to the Mortality and Expense Risk Charge at that time but in no event will the Mortality and Expense Risk Charge be adjusted for changes in Aggregate Premium or Contract value subsequent to this initial six Contract Month period.  For more information, please see “CONTRACT CHARGES” beginning on page 12.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies.  However, partial withdrawals within the first six Contract Months may result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 22.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 40.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  There are also optional death benefits available.  For more information, please see “DEATH BENEFIT” beginning on page 41.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1 –
Percentage of premium withdrawn, if applicable	5%

Maximum Premium Taxes 2 –
Percentage of each premium	3.5%

Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Transfer Charge 3 –
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
There may be a withdrawal charge on these withdrawals of Contract Value:  withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date.  The withdrawal charge is a schedule lasting six Completed Years:

	Completed Years Since Receipt Of Premium -
	0	1	2	3	4	5	6+
Base Schedule	5%	4%	3%	3%	2%	1%	0%

2	Premium taxes generally range from 0 to 3.5% and vary by state.
3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.
4	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 5			$35

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge is expressed as an annual percentage of the average daily account value of the Investment Divisions and is set initially based upon the breakpoint schedule below using the Aggregate Premium determined at issue.  Aggregate Premium at issue is equal to the anticipated total premium specified in the Statement of Intention section of the annuity application.  If no Statement of Intention is indicated, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium will be re-determined only at the end of the sixth Contract Month, which may result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month.  At the time the Aggregate Premium is re-determined, the Mortality and Expense Risk Charge will be based on the newly determined Aggregate Premium.  6

Aggregate Premium	Years 1-7	Years 8+
$50,000 to $99,999.99	0.90%	0.30%
$100,000 to $249,999.99	0.60%	0.30%
$250,000 to $499,999.99	0.35%	0.30%
$500,000 to $749,999.99	0.25%	0.25%
$750,000 to $999,999.99	0.20%	0.20%
$1,000,000+	0.15%	0.15%

Administration Charge (in all years)			0.15%

Maximum Total Separate Account Annual Expenses for Base Contract for Years 1-7
Maximum Total Separate Account Annual Expenses for Base Contract for Years 8+
As an annual percentage of average daily account value of Investment Divisions
			1.05% 0.45%

Optional Endorsements - The endorsement charges for the optional death benefits are based on average account value.  Please see footnotes 8 - 10 for those charges that are not based on average account value.

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below. 7

5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”) 8	1.47%

5% For Life GMWB With Annual Step-Up Maximum Annual Charge (“LifeGuard ProtectorSM”) 9	1.47%

Joint 5% For Life GMWB With Annual Step-Up Maximum Annual Charge (“LifeGuard Protector with Joint Option”) 10	1.62%

Return of Premium Death Benefit 11	0.55%

Highest Anniversary Value Death Benefit Maximum Annual Charge 12	0.55%

5
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

6
Premiums are accepted only during the first six Contract Months. The Aggregate Premium re-determined at the end of the sixth Contract Month is equal to total Premium paid less total partial withdrawals.  Any resulting increase or decrease in the Mortality and Expense Risk Charge assessed after the sixth Contract Month will not be retroactive back to the issue date of the Contract.  Therefore, any decrease in the Mortality and Expense Risk Charge caused by the payment of additional premium subsequent to the Contract issue date will become effective only after the sixth Contract month and will not be retroactive back to the issue date.
If the Contract Owner dies prior to the end of the sixth Contract Month, there will not be an adjustment to the Mortality and Expense Risk Charge.

7
The optional death benefits are only available to select when purchasing the Contract and once purchased cannot be canceled.  In addition, the charges for the optional death benefits are based on average account value but the charges for the optional GMWBs are not.  Please see footnotes 8 –10 below and “CONTRACT CHARGES” beginning on page 12 for more information concerning those charges not based on average account value.

8
The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 25.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.
For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

9
1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%÷4	0.87%÷12	0.40%÷4	0.42%÷12
50 – 54	0.85%÷4	0.87%÷12	0.40%÷4	0.42%÷12
55 – 59	1.20%÷4	1.20%÷12	0.65%÷4	0.66%÷12
60 – 64	1.30%÷4	1.32%÷12	0.75%÷4	0.75%÷12
65 – 69	1.45%÷4	1.47%÷12	0.90%÷4	0.90%÷12
70 – 74	0.85%÷4	0.87%÷12	0.50%÷4	0.51%÷12
75 – 80	0.60%÷4	0.60%÷12	0.35%÷4	0.36%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% For Life GMWB With Annual Step-Up Charge” beginning on page 16.  For more information about how the endorsement works, including more details regarding the GWB, please see “5% For Life GMWB With Annual Step-Up” beginning on page 29.

10
1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages45 – 49	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
50 – 54	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
55 – 59	1.35%÷4	1.35%÷12	0.80%÷4	0.81%÷12
60 – 64	1.45%÷4	1.47%÷12	0.90%÷4	0.90%÷12
65 – 69	1.60%÷4	1.62%÷12	1.05%÷4	1.05%÷12
70 – 74	1.00%÷4	1.02%÷12	0.65%÷4	0.66%÷12
75 – 80	0.75%÷4	0.75%÷12	0.50%÷4	0.51%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 16.  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 34.

11	The current charge is 0.20%.
12	The current charge is 0.35%.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.84%

Maximum: 0.84%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectus for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.01%	0.65% D	0.84%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.01%	0.65% D	0.84%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.01%	0.65% D	0.84%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/S&P Funds listed above, each pay an administrative fee of 0.05%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing insecurities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D
Amounts are based on the allocations to underlying funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the costs if you select the optional Highest Anniversary Value Death Benefit and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  In addition, the Mortality and Expense and Administrative Charges are assumed to be 1.05% during the first seven Contract years and 0.45% thereafter.  (Mortality and Expense and Administrative Charges are expressed as an annual percentage of the average daily account value of the Investment Divisions.)  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$942	$1,635	$2,438	$4,364

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$942	$1,635	$2,438	$4,364

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$442	$1,335	$2,238	$4,364

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma).  Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,
●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, which is the period between the issue date of the Contract and the Income Date, and
●	the income phase, which begins on the Income Date and is when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a modified single premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period.  The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards.  Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years.  Subject to these minimum requirements, we may declare different base interest rates at different times.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.  The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option.  The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%.  Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%.  This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will the Excess Interest Adjustment reduce the credited interest below the guaranteed minimum interest rate applicable to the Fixed Account portion of your Contract, which cannot be less than the guaranteed minimum interest rate required under state insurance laws.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.  Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred.  The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate.  Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance.  These automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions.  However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.

The DCA+ Fixed Account, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options.  From time to time, we will offer special enhanced rates on the DCA+ Fixed Account.  DCA+ Fixed Account is only available for new premiums.  Premiums are accepted during the first six Contract Months only.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase will depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The underlying Funds are available only through variable annuity contracts issued by Jackson.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust carefully before investing.  Additional Funds and Investment Divisions may be available in the future.  The prospectus for the JNL Series Trust is attached to this prospectus.  However, this prospectus may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge.  Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  The Mortality and Expense Risk Charge is expressed as an annual percentage of the average daily account value of the Investment Divisions and is set based upon the breakpoint schedule below using the Aggregate Premium determined at issue.  Aggregate Premium at issue is equal to the anticipated total premium breakpoint specified by you in the Statement of Intention section of the application.  If no Statement of Intention is provided by you in the application, the Aggregate Premium at issue will equal the initial premium received.  The Aggregate Premium will be re-determined only once at the end of the sixth Contract Month. At the time the Aggregate Premium is re-determined, the Mortality and Expense Risk Charge will be set by reference to the newly determined Aggregate Premium.  This re-determination of Aggregate Premium will result in a change to the Mortality and Expense Risk Charge assessed after the sixth Contract Month if the newly determined Aggregate Premium falls into a breakpoint band within the breakpoint schedule that differs from the breakpoint band used to set the Mortality and Expense Risk Charge at issue. Newly determined Aggregate Premium that falls into a higher breakpoint band than the breakpoint band used to set the Mortality and Expense Risk Charge at issue (whether decided by the anticipated total premium breakpoint band specified by you in the Statement of Intention section of the application or, if no Statement of Intention was provided by you, by the initial premium received) will result in a decreased Mortality and Expense Risk Charge.  Conversely, newly determined Aggregate Premium that falls into a lower breakpoint band than the breakpoint band used to set the Mortality and Expense Risk Charge at issue will result in an increased Mortality and Expense Risk Charge.  Any increase or decrease in the Mortality and Expense Risk Charge assessed after the sixth Contract Month will not be retroactive back to the issue date of the Contract.

If the Contract Owner dies prior to the end of the sixth Contract Month, there will not be an adjustment to the Mortality and Expense Risk Charge.  Thus, while the Contract may continue for a period of time after the death of the Owner, premium payments made after the initial premium will not result in a change in the Mortality and Expense Risk Charge.  The Mortality and Expense Risk Charge does not apply to the Fixed Account.

Aggregate Premium	Years 1-7	Years 8+
$50,000 to $99,999.99	0.90%	0.30%
$100,000 to $249,999.99	0.60%	0.30%
$250,000 to $499,999.99	0.35%	0.30%
$500,000 to $749,999.99	0.25%	0.25%
$750,000 to $999,999.99	0.20%	0.20%
$1,000,000+	0.15%	0.15%

Premiums are accepted during the first six Contract Months only.  The Aggregate Premium is re-determined at the end of the sixth Contract Month and is equal to total Premium paid less certain partial withdrawals, as discussed below.  A withdrawal before the end of the sixth Contract month could affect the Aggregate Premium as re-determined at the end of the sixth Contract Month, and may result in a higher Mortality and Expense Risk Charge.  For information about withdrawals affecting Aggregate Premium, please see “Access To Your Money” beginning on page 22.

The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

●	to make income payments for the life of the Annuitant during the income phase;
●	to waive the withdrawal charge in the event of the Owner's death; and
●	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least six years), plus
●	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premiums allocated to those accounts)
●
during each Contract Year 10% of premium that would otherwise incur a withdrawal charge or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amounts, or
●	withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or
●
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

●	amounts withdrawn in a total withdrawal, or
●	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years since Receipt of Premium	0	1	2	3	4	5	6+

Base Schedule	5%	4%	3%	3%	2%	1%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);
●	death benefits;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal in excess of the free withdrawal amount will be subject to the withdrawal charge);

●
if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge.  If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually).  In Washington State, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 25.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 25.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 25 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

Annual Charge	Maximum		Current
Ages 45 – 49	0.85% ÷ 4	0.87% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
50 – 54	0.85% ÷ 4	0.87% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
55 – 59	1.20% ÷ 4	1.20% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
60 – 64	1.30% ÷ 4	1.32% ÷ 12	0.75% ÷ 4	0.75% ÷ 12
65 – 69	1.45% ÷ 4	1.47% ÷ 12	0.90% ÷ 4	0.90% ÷ 12
70 – 74	0.85% ÷ 4	0.87% ÷ 12	0.50% ÷ 4	0.51% ÷ 12
75 – 80	0.60% ÷ 4	0.60% ÷ 12	0.35% ÷ 4	0.36% ÷ 12

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 33.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29.  Also see “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 24 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 34.  The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

Annual Charge	Maximum		Current
Ages45 – 49	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
50 – 54	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
55 – 59	1.35% ÷ 4	1.35% ÷ 12	0.80% ÷ 4	0.81% ÷ 12
60 – 64	1.45% ÷ 4	1.47% ÷ 12	0.90% ÷ 4	0.90% ÷ 12
65 – 69	1.60% ÷ 4	1.62% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
70 – 74	1.00% ÷ 4	1.02% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
75 – 80	0.75% ÷ 4	0.75% ÷ 12	0.50% ÷ 4	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 39.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 34.  Also see “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 24 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges.  There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

If you select the Return of Premium Death Benefit, you will pay 0.20%, subject to a maximum of 0.55% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Highest Anniversary Value Death Benefit, you will pay 0.35%, subject to a maximum of 0.55% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

We stop deducting either of these charges on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

●
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

●
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses.  We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectus for the JNL Series Trust.  For more information, please see the “Fund Operating Expenses” table beginning on page 8.

Premium Taxes.  Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes.  We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products:

Centaurus Financial, Inc.
Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Lincoln Financial
LPL Financial Corporation
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc.
Prime Capital Services Inc.
Raymond James
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation
●	SII Investments, Inc.
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation
●	Investment Centers of America, Inc.
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  The fees range between 0.30% and 0.45% depending on these factors.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD, as are unaffiliated broker-dealers, for its activities at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Effective April 6, 2009, this Curiangard Simplified Retirement Annuity is no longer available for purchase.

Minimum Initial Premium:

●	$50,000 under most circumstances

Minimum Additional Premiums:

●	$500 for a qualified or non-qualified plan; however, additional premiums will not be accepted beyond the sixth Contract Month.

As a result of the six Contract Month limit on subsequent premiums, you may have to buy additional Contracts to meet your total annuity coverage goal.  Multiple Contracts may result in higher charges and total expenses.  However, we reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.

The minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay any remaining withdrawal charge.  There is a $100 minimum balance requirement for each Investment Division and Fixed Account.  We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

●	The maximum total of all premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums within the limited period of the first six Contract Months, relative to market conditions at the time the payments are made, may or may not contribute to the various benefits under your Contract, including the optional enhanced death benefits or any GMWBs.

Allocations of Premium. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Investment Division or a Fixed Account is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium.  This program is available only if Fixed Account options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units.  Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;
●	subtracting any asset-based charges and taxes chargeable under the Contract; and
●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.  Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment.  There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option.  You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.  Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;
●	requiring a minimum time period between each transfer;
●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.
Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,
●	by electing the Systematic Withdrawal Program,
●	by electing a Guaranteed Minimum Withdrawal Benefit (“GMWB”), or
●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Except in connection with certain withdrawals associated with a GMWB or withdrawals made to satisfy minimum distribution requirements of the Internal Revenue Code, a withdrawal before the end of the sixth Contract month will affect the Aggregate Premium as re-determined at the end of the sixth Contract Month, and may result in a higher Mortality and Expense Risk Charge, depending on the amount of the newly determined Aggregate Premium and where it falls within the breakpoint schedule (please see “Mortality and Expense Risk Charge” beginning on page 13 for more information).  At the end of the sixth Contract Month, the Aggregate Premium is re-determined to equal:

●	The actual Premium paid to date;
●	Less total partial withdrawals to date unless one of the two following conditions apply:
1.
Total partial withdrawals are less than the maximum annual withdrawal permitted in accordance with the GMWB, if applicable.  The following rules apply in determining the amount of total partial withdrawals:

		a.	Partial Withdrawals are assumed to be the total amount withdrawn from the Contract, including any Withdrawal Charges and Excess Interest Adjustments; and
b.
All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals of asset allocation and advisory fees, and free withdrawals are counted toward the total amount withdrawn.

Or
2.
All partial withdrawals taken during the first six Contract Months are made to satisfy required minimum distributions under the Internal Revenue Code for each applicable calendar year spanned by the six Contract Month period.

Withdrawals under the Contract may also be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 14.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal.  If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value.  With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 44.

Waiver of Withdrawal Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

●
Terminal Illness Benefit, under which we will waive any withdrawal charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

●
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account with no withdrawal charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

	○	Heart attack
	○	Stroke
	○	Coronary artery surgery
	○	Life-threatening cancer
	○	Renal failure or
	○	Alzheimer's disease; and
●
Extended Care Benefit, under which we will waive any withdrawal charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit General Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The 5% For Life GMWB with the Joint Option is available only to spouses and differs from the 5% For Life GMWB without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 34.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the 5% For Life GMWB without the Joint Option).

The 5% For Life GMWB with Joint Option has a higher charge than the 5% For Life GMWB without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 46 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.  For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 3, 4, 5 and 7 in Appendix B supplement this description.

Premiums are accepted during the first six Contract Months only; however, any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 3, 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 3, 4, 5, and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or
•	the GWB after the partial withdrawal, or
•	5% of the Contract Value after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix B).   For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 44.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, 5 and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Ups. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 24 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”).The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups and examples 8 and 9 for the For Life guarantees.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There is also another GMWB option for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

Required Minimum Distribution Calculations.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 3, 4 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as a	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 3 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the	●	Contract Value after the withdrawal; Or
current Contract Year, exceeds the greater of the GAWA	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
or RMD, as applicable –	The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 10.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 44.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

Premiums are accepted during the first six Contract Months	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
only; however, with each subsequent premium payment	The GAWA is also recalculated, increasing by:
on the Contract –	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.

The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 43.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 24 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life Guarantee.

This GMWB is available for both non-qualified and tax-qualified Contracts.  For non-qualified Contracts, there must be joint Owners and the joint Owners are required to be spouses (as defined under the Internal Revenue Code).  Each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on the date the endorsement is added to the Contract.  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)   In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

Required Minimum Distribution Calculations.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 3, 4 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 3 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced.Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds	●	Contract Value after the withdrawal; Or
the greater of the GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 10.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 44.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 3, 4, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

Premiums are accepted during the first six Contract	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Months only; however, with each subsequent premium	The GAWA is also recalculated, increasing by:
payment on the Contract –	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 2b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 34 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 43.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●
The date of death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 24 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program.  You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

Suspension of Withdrawals or Transfers.  We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments.  If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable premium taxes or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3%.  State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if the 3% assumed net investment rate applies instead of the 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options.  The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state.  For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center.  Our contact information is on the first page of this prospectus.  The optional death benefits are only available upon application, and once chosen, cannot be canceled.  The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit.  If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the Contract Value on the date we receive all required documentation from your Beneficiary.

Optional Death Benefits.  Optional death benefits are available that are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.  Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date.  However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.  These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on when and in what state you apply for the Contract: the availability of an optional death benefit may be different and how an optional death benefit is calculated varies – all as noted below.

For purposes of these optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits:

Return of Premium Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value on the date we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued. All withdrawals will reduce this portion of the calculation in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

Payout Options.  The basic death benefit and the optional death benefits can be paid under one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 43.

Pre-Selected Payout Options.  As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.  The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, a GMWB will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  The Contract, and its optional benefits, remains the same, except as described above.  There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date.  If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs.  Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees, and
●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits.  None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 3 Investment Divisions and at least one Fixed Account option.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;
(c)	a hardship withdrawal; or
(d)	the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)  In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) tax charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions.  If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions.  In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Accounts.  The DCA+ Fixed Account is credited with an enhanced interest rate.  If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Accounts chosen over the DCA+ term selected.  There is no charge for DCA+.  The DCA+ Fixed Account is only available for new premiums.  Premiums are accepted during the first six Contract Months only.  You should consult your Jackson representative with respect to the current availability of the Fixed Account options and the availability of DCA+.

Earnings Sweep.  You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return

●	the Contract Value, plus
●	any fees (other than asset-based fees) and expenses deducted from the premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent.  We will return premium payments where required by law.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising.  From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP).  Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract.  Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings.  Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  These matters are sometimes referred to as market conduct litigation.  The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2009, for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

●	Information we receive from you on applications or other forms;
●	Information about your transactions with us;
●	Information we receive from a consumer reporting agency;
●	Information we obtain from others in the process of verifying information you provide us; and
●	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information.  We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	2
Services	3
Purchase of Securities Being Offered	3
Underwriters	3
Calculation of Performance	3
Additional Tax Information	5
Annuity Provisions	15
Net Investment Factor	16
Condensed Financial Information	17

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  Any investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

APPENDIX B

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges.  The examples also assume that the GMWB and any For Life guarantee have not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: At election, your GWB and GAWA are determined.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

Example 2: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined.  Your GWB is subject to a maximum of $5,000,000.

▪	Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪	Example 2b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

Example 3: Upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified contracts or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts), your GWB and GAWA are re-determined.

▪	Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

▪	Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:
♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 4: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 3), your GWB and GAWA are re-determined.  (This example does not apply if you purchase AutoGuard 5 and the effective date of the endorsement is on or after December 3, 2007.)

▪	Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:
♦
Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:
♦
Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

♦	Your GAWA is recalculated based on the type of endorsement you have elected.
-
If your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).

-
If your endorsement is a For Life GMWB, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years, prior to the Latest Income Date, to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 3), your GWB and GAWA are re-determined.  (This example only applies if you purchase AutoGuard 5 and the effective date of the endorsement is on or after December 3, 2007.)

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

♦
Your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

♦
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

♦
Your GAWA is $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined.

▪	Example 6a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.
♦	Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
♦
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Example 6b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
♦
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, prior to the Latest Income Date.

▪	Notes:
♦
The election of an Owner-initiated step-up may result in an increase in the GMWB charge.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

♦	Your GWB will only automatically step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

Example 7: Impact of the order of transactions.

▪
If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):

♦
If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

♦
If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, prior to the Latest Income Date.

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.  If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	The election of an Owner-initiated step-up may result in an increase in the GMWB charge.
♦	Your GWB will only automatically step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB.)

▪	Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option).

▪	Notes:
♦
For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

Example 9: For Life Guarantee on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the first death of the Covered Lives the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:
♦
The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life.

♦	Your GWB remains $100,000 and your GAWA remains $5,000.

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage Inc.	Center Street Securities	FSP Investments LLC	Investors Capital Corp.
1st Global Capital Corporation	CFD Investments, Inc.	Fulcrum Securities Inc.	Investors Security Co Inc.
Advisory Group Equity Services	Commonwealth Financial Network	G. F. Investment Services, LLC	J.J.B. Hilliard, W.L. Lyons, LLC
American Capital Partners LLC	Compak Securities Inc.	G.A. Repple & Company	J.W. Cole Financial, Inc.
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	G.W. Sherwold Associates, Inc.	Janney Montgomery Scott, LLC
American Portfolios Financial Services, Inc.	Crowell, Weedon & Company	Geneos Wealth Management, Inc.	JP Turner & Company, LLC
Ameriprise Financial Services Inc.	Crown Capital Securities L.P.	Genworth Financial Securities	JRL Capital Corporation
Ameritas Investment Corp.	CUE Financial Group, Inc.	Girard Securities, Inc.	K. W. Chambers & Co.
Apple Tree Investments	CUSO Financial Services	Great American Advisors, Inc.	Kalos Capital, Inc.
Askar Corp	Cutter and Company	GWN Securities, Inc.	KCD Financial
Assist Investment Management Company, Inc.	D H Hill Securities LLP	H. Beck, Inc.	Key Investment Services LLC
Associated Securities Corp.	D.A. Davidson & Co.	H.D. Vest Investment Securities	KMS Financial
Ausdal Financial Partners Inc.	David A. Noyes & Company	Hantz Financial Services, Inc.	Koehler Financial, LLC
AXA Advisors LLC	Eagle One Investments, LLC	Harbor Financial Services	Kovack Securities, Inc.
BancWest Investment Services Inc.	EDI Financial, Inc.	Harbour Investment, Inc.	L.M. Kohn & Company
BB&T Investment Services Inc.	Ensemble Financial Services	Harger & Company	Labrunerie Financial, Inc.
BCG Securities	Equity Services, Inc.	Harold Dance Investments	Landoak Securities
Beneficial Investment Services	Essex National Securities	Harvest Capital	Lasalle St Securities LLC
Benjamin F. Edwards & Co. Inc.	Feltl & Company	Hazard & Siegel, Inc.	Legend Equities Corp.
Bentley-Lawrence Securities	Ferris Baker Watts, Inc.	HBW Securities	Leigh Baldwin & Company, LLC
Berthel Fisher & Company Financial Services	Fifth Third Securities	Heartland	Lincoln Financial
BOSC, Inc.	Financial Advisers of America	Heritage Financial Systems Inc	Lincoln Investment Planning
Brecek & Young Advisors, Inc.	Financial Network Investment	Hornor Townsend & Kent, Inc.	Lombard Securities
Broker Dealer Financial	Financial Planning Consultants	Huntleigh Securities Corp.	Lowell & Company Inc.
Brokers International Financial Services, LLC	Financial Security Management	IBN Financial Services	LPL Financial Corporation
Brookstone Securities	Financial West Investment Group	IMS Securities	Madison Avenue Securities, Inc.
Butler Freeman Tally Financial Group, LLC	Fintegra	Independent Financial Group	Main Street Securities
Cadaret, Grant & Company	First Allied Securities, Inc.	Infinex Investments	Medallion Investment Services Inc.
Cambridge Investment Research	First Brokerage America	ING Financial	Merrimac Corporate Securities Inc.
Cape Securities Inc.	First Citizens Investor Services	Institutional Securities Corp.	Metlife Securities
Capital Analysts, Inc.	First Financial Equity	InterCarolina Financial Services	Michigan Securities Inc.
Capital Financial Services	First Heartland Capital, Inc.	Intervest International	Mid Atlantic Securities Inc.
Capital Guardian LLC	First Independent Financial	Invest Financial Corp.	Midwest Financial and
Capital Investment Brokerage, Inc.	FMN Capital Corporation	Investacorp, Inc.	Investment Services, Inc.
Capital Investment Group, Inc.	Foresters Equity Services Inc.	Investment Centers of America, Inc.	MML Investors Services Inc.
Capitol Securities Management	Fortune Financial Services	Investment Network	Money Concepts Capital Corp.
Capwest Securities, Inc.	Founders Financial Securities	Investment Planners Inc.	Moors & Cabot Inc.
CCF Investments	FPA Fund Distributors, Inc.	Investment Professionals, Inc.	Morgan Keegan & Company
Centaurus Financial, Inc.	FSC Securities Corporation	Investment Securities, Inc.	Morris Group, Inc.

Multi-Financial Securities Corp.	Quest Securities	Southwest Securities Financial Services, Inc.	Valmark Securities, Inc.
Mutual of Omaha Investor Services, Inc.	Questar Capital Corp.	Spectrum Capital	Vanderbilt Securities LLC
Mutual Service Corp.	Raymond James	Stephens Inc.	Veritrust Financial LLC
National Planning Corporation	RBC Capital Markets Corp.	Sterne Agee Financial Services	Vorpahl Wing Securities Inc.
National Securities Corp.	Regal Securities Inc.	Stifel Nicolaus & Company	VSR Financial Services, Inc.
New England Securities	Resource Horizons Group	Summit Brokerage Services, Inc.	Wall Street Financial Inc.
Newbridge Securities Corporation	Ridgeway & Conger Inc.	Summit Equities Inc.	Walnut Street Securities
Newport Coast Securities, Inc.	RNR Securities LLC	Sunset Financial Services, Inc.	Waterford Investor Services
NEXT Financial Group, Inc.	Robert W Baird & Company, Inc.	SWBC Investment Services, LLC	Waterstone Financial Group
NFP Securities, Inc.	Rogan & Associates, Inc.	Synergy Investment Group	Wedbush Morgan Securities
Northridge Securities Corp.	Royal Alliance Associates, Inc.	The Huntington Investment Company	Wells Fargo Advisors LLC
NRP Financial, Inc.	S M H Capital Inc.	The Investment Center, Inc.	Western Equity Group
NYLife Securities LLC	Sagepoint Financial, Inc.	The Leaders Group, Inc.	WFG Investments, Inc.
OneAmerica Securities	Sammons Securities Company, LLC	The O.N. Equity Sales Company	Wilbanks Securities
Oppenheimer & Company	SCF Securities	The Strategic Financial Alliance, Inc.	Woodbury Financial Services, Inc.
Pacific West	Schlitt Investor Services, Inc.	Thrasher & Company	Woodstock Financial Group
Packerland Brokerage Services	Scott & Stringfellow, Inc.	Thrivent Investment Management	Workman Securities Corp.
Park Avenue Securities	Securian Financial Services	Tower Square Securities, Inc.	World Choice Securities Inc.
Paulson Investment Company	Securities America, Inc.	Transamerica Financial Advisors, Inc.	World Equity Group, Inc.
Peoples Securities	Securities Service Network	Triad Advisors, Inc.	World Financial Group
Planmember Securities	Sentinel Securities	Trustmont Financial Group	WRP Investments, Inc.
Prime Capital Services Inc.	SICOR Securities, Inc.	UBS Financial Services, Inc.	Wunderlich Securities
Primevest Financial Services, Inc.	Sigma Financial Corp.	UnionBanc Investment Services LLC
Princor Financial Services Corporation	Signator Investors, Inc.	United Brokerage Services, Inc.
Pro Equities, Inc.	SII Investments, Inc.	United Equity Securities
Professional Asset Management	Silver Oak Securities	United Planners' Financial
Prospera Financial Services, Inc.	Sorrento Pacific Financial, LLC	Services of America
Purshe Kaplan Sterling	South Valley Wealth Management	USA Financial Securities Corp.
QA3 Financial Corporation	Southeast Investments	UVEST Financial Services Group, Inc.

APPENDIX D

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.
At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 0.50%

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Disciplined Growth Division2009

Accumulation unit value:
Beginning of period	$5.96	N/A	N/A
End of period	$8.00	N/A	N/A
Accumulation units outstanding
at the end of period	7,318	N/A	N/A

JNL/S&P Disciplined Moderate Division2009

Accumulation unit value:
Beginning of period	$7.50	N/A	N/A
End of period	$9.18	N/A	N/A
Accumulation units outstanding
at the end of period	42,143	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division2009

Accumulation unit value:
Beginning of period	$6.49	N/A	N/A
End of period	$8.42	N/A	N/A
Accumulation units outstanding
at the end of period	10,433	N/A	N/A

JNL/S&P Growth Retirement Strategy Division1353

Accumulation unit value:
Beginning of period	$7.32	$10.72	$10.70
End of period	$6.90	$7.32	$10.72
Accumulation units outstanding
at the end of period	-	6,676	5,264

JNL/S&P Moderate Growth Retirement Strategy Division1353

Accumulation unit value:
Beginning of period	$7.97	$10.64	$10.49
End of period	$7.62	$7.97	$10.64
Accumulation units outstanding
at the end of period	-	9,147	6,073

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Moderate Retirement Strategy Division1353

Accumulation unit value:
Beginning of period	$8.64	$10.52	$10.29
End of period	$8.19	$8.64	$10.52
Accumulation units outstanding
at the end of period	-	38,008	7,755

Accumulation Unit Values
Base Contract - 1.05%

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Disciplined Growth Division2009

Accumulation unit value:
Beginning of period	$5.88	N/A	N/A
End of period	$7.87	N/A	N/A
Accumulation units outstanding
at the end of period	22,955	N/A	N/A

JNL/S&P Disciplined Moderate Division2009

Accumulation unit value:
Beginning of period	$7.41	N/A	N/A
End of period	$9.04	N/A	N/A
Accumulation units outstanding
at the end of period	4,321	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division2009

Accumulation unit value:
Beginning of period	$6.41	N/A	N/A
End of period	$8.28	N/A	N/A
Accumulation units outstanding
at the end of period	21,928	N/A	N/A

JNL/S&P Growth Retirement Strategy Division1276

Accumulation unit value:
Beginning of period	$7.24	$10.67	$10.09
End of period	$6.82	$7.24	$10.67
Accumulation units outstanding
at the end of period	-	19,972	12,974

JNL/S&P Moderate Growth Retirement Strategy Division1290

Accumulation unit value:
Beginning of period	$7.88	$10.58	$10.29
End of period	$7.53	$7.88	$10.58
Accumulation units outstanding
at the end of period	-	14,636	9,783

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Moderate Retirement Strategy Division1315

Accumulation unit value:
Beginning of period	$8.55	$10.46	$10.33
End of period	$8.09	$8.55	$10.46
Accumulation units outstanding
at the end of period	-	2,602	1,152

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 873-5654 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

INDIVIDUAL AND GROUP MODIFIED SINGLE PREMIUM
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2010.  The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-873-5654.

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®).  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, And Related Disclosures

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index®, the S&P MidCap 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, and the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $70,341 in 2007 $20,337 in 2008, and $2,049 in 2009.  We paid no commissions prior to 2007 because the Contracts were not available for sale.  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division, we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[Missing Graphic Reference]
Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable.  For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract.  For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.
Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 3 Investment Divisions and at least 1 Fixed Account option.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner is permitted to make up to 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998, in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.  In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.  Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations.  For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.
If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2010.  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 2010, these levels are $105,000 in the case of single taxpayers, $167,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.

An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan.  The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders.  Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation.  The Act increases the dollar limit on deferrals to conform to the $16,500 elective deferral limitation in 2010.  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.
In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 0.50%

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Disciplined Growth Division2009

Accumulation unit value:
Beginning of period	$5.96	N/A	N/A
End of period	$8.00	N/A	N/A
Accumulation units outstanding
at the end of period	7,318	N/A	N/A

JNL/S&P Disciplined Moderate Division2009

Accumulation unit value:
Beginning of period	$7.50	N/A	N/A
End of period	$9.18	N/A	N/A
Accumulation units outstanding
at the end of period	42,143	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division2009

Accumulation unit value:
Beginning of period	$6.49	N/A	N/A
End of period	$8.42	N/A	N/A
Accumulation units outstanding
at the end of period	10,433	N/A	N/A

JNL/S&P Growth Retirement Strategy Division1353

Accumulation unit value:
Beginning of period	$7.32	$10.72	$10.70
End of period	$6.90	$7.32	$10.72
Accumulation units outstanding
at the end of period	-	6,676	5,264

JNL/S&P Moderate Growth Retirement Strategy Division1353

Accumulation unit value:
Beginning of period	$7.97	$10.64	$10.49
End of period	$7.62	$7.97	$10.64
Accumulation units outstanding
at the end of period	-	9,147	6,073

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Moderate Retirement Strategy Division1353

Accumulation unit value:
Beginning of period	$8.64	$10.52	$10.29
End of period	$8.19	$8.64	$10.52
Accumulation units outstanding
at the end of period	-	38,008	7,755
Accumulation Unit Values
Base Contract - 0.70%

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Disciplined Growth Division2180

Accumulation unit value:
Beginning of period	$7.84	N/A	N/A
End of period	$7.95	N/A	N/A
Accumulation units outstanding
at the end of period	2,190	N/A	N/A

JNL/S&P Disciplined Moderate Division2009

Accumulation unit value:
Beginning of period	$7.46	N/A	N/A
End of period	$9.13	N/A	N/A
Accumulation units outstanding
at the end of period	5,680	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division2009

Accumulation unit value:
Beginning of period	$6.46	N/A	N/A
End of period	$8.37	N/A	N/A
Accumulation units outstanding
at the end of period	2,079	N/A	N/A

JNL/S&P Growth Retirement Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A

JNL/S&P Moderate Growth Retirement Strategy Division1370

Accumulation unit value:
Beginning of period	$7.94	$10.62	$10.33
End of period	$7.58	$7.94	$10.62
Accumulation units outstanding
at the end of period	-	16,923	22,920

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Moderate Retirement Strategy Division1438

Accumulation unit value:
Beginning of period	$8.61	$10.50	$10.41
End of period	$8.15	$8.61	$10.50
Accumulation units outstanding
at the end of period	-	67,587	14,409

Accumulation Unit Values
Base Contract - 0.75%

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Disciplined Growth Division2009

Accumulation unit value:
Beginning of period	$5.92	N/A	N/A
End of period	$7.94	N/A	N/A
Accumulation units outstanding
at the end of period	41,416	N/A	N/A

JNL/S&P Disciplined Moderate Division2009

Accumulation unit value:
Beginning of period	$7.45	N/A	N/A
End of period	$9.12	N/A	N/A
Accumulation units outstanding
at the end of period	25,884	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division2009

Accumulation unit value:
Beginning of period	$6.45	N/A	N/A
End of period	$8.36	N/A	N/A
Accumulation units outstanding
at the end of period	37,644	N/A	N/A

JNL/S&P Growth Retirement Strategy Division1251

Accumulation unit value:
Beginning of period	$7.28	$10.70	$10.12
End of period	$6.86	$7.28	$10.70
Accumulation units outstanding
at the end of period	-	48,777	58,009

JNL/S&P Moderate Growth Retirement Strategy Division1299

Accumulation unit value:
Beginning of period	$7.93	$10.61	$10.42
End of period	$7.58	$7.93	$10.61
Accumulation units outstanding
at the end of period	-	32,900	24,662

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Moderate Retirement Strategy Division1355

Accumulation unit value:
Beginning of period	$8.60	$10.49	$10.33
End of period	$8.14	$8.60	$10.49
Accumulation units outstanding
at the end of period	-	20,432	4,778

Accumulation Unit Values
Base Contract - 1.05%

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Disciplined Growth Division2009

Accumulation unit value:
Beginning of period	$5.88	N/A	N/A
End of period	$7.87	N/A	N/A
Accumulation units outstanding
at the end of period	22,955	N/A	N/A

JNL/S&P Disciplined Moderate Division2009

Accumulation unit value:
Beginning of period	$7.41	N/A	N/A
End of period	$9.04	N/A	N/A
Accumulation units outstanding
at the end of period	4,321	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division2009

Accumulation unit value:
Beginning of period	$6.41	N/A	N/A
End of period	$8.28	N/A	N/A
Accumulation units outstanding
at the end of period	21,928	N/A	N/A

JNL/S&P Growth Retirement Strategy Division1276

Accumulation unit value:
Beginning of period	$7.24	$10.67	$10.09
End of period	$6.82	$7.24	$10.67
Accumulation units outstanding
at the end of period	-	19,972	12,974

JNL/S&P Moderate Growth Retirement Strategy Division1290

Accumulation unit value:
Beginning of period	$7.88	$10.58	$10.29
End of period	$7.53	$7.88	$10.58
Accumulation units outstanding
at the end of period	-	14,636	9,783

Investment Divisions	December 31,	December 31,	December 31,
	2009	2008	2007

JNL/S&P Moderate Retirement Strategy Division1315

Accumulation unit value:
Beginning of period	$8.55	$10.46	$10.33
End of period	$8.09	$8.55	$10.46
Accumulation units outstanding
at the end of period	-	2,602	1,152

1 -	September 16, 1996
2 -	April 1, 1998
3 -	April 8, 1998
4 -	April 9, 1998
5 -	April 13, 1998
6 -	April 15, 1998
7 -	January 21, 1999
8 -	January 29, 1999
9 -	February 9, 1999
10 -	March 22, 1999
11 -	April 1, 1999
12 -	April 8, 1999
13 -	April 9, 1999
14 -	April 13, 1999
15 -	April 15, 1999
16 -	April 22, 1999
17 -	July 2, 1999
18 -	August 16, 1999
19 -	May 1, 2000
20 -	November 3, 2000
21 -	November 17, 2000
22 -	November 27, 2000
23 -	December 14, 2000
24 -	December 19, 2000
25 -	February 12, 2001
26 -	March 28, 2001
27 -	May 1, 2001
28 -	June 7, 2001
29 -	August 15, 2001
30 -	October 29, 2001
31 -	December 14, 2001
32 -	January 3, 2002
33 -	January 7, 2002
34 -	January 10, 2002
35 -	January 11, 2002
36 -	January 14, 2002
37 -	January 15, 2002
38 -	January 18, 2002
39 -	January 22, 2002
40 -	January 23, 2002
41 -	January 25, 2002
42 -	January 28, 2002
43 -	January 29, 2002
44 -	January 30, 2002
45 -	January 31, 2002
46 -	February 1, 2002
47 -	February 4, 2002
48 -	February 5, 2002
49 -	February 6, 2002
50 -	February 7, 2002
51 -	February 8, 2002
52 -	February 11, 2002
53 -	February 12, 2002
54 -	February 13, 2002
55 -	February 14, 2002
56 -	February 15, 2002
57 -	February 19, 2002
58 -	February 20, 2002
59 -	February 21, 2002
60 -	February 22, 2002
61 -	February 25, 2002
62 -	February 26, 2002
63 -	February 27, 2002
64 -	February 28, 2002
65 -	March 1, 2002
66 -	March 4, 2002
67 -	March 5, 2002
68 -	March 6, 2002
69 -	March 7, 2002
70 -	March 8, 2002
71 -	March 11, 2002
72 -	March 12, 2002
73 -	March 13, 2002
74 -	March 14, 2002
75 -	March 15, 2002
76 -	March 18, 2002
77 -	March 19, 2002
78 -	March 20, 2002
79 -	March 21, 2002
80 -	March 22, 2002
81 -	March 25, 2002
82 -	March 26, 2002
83 -	March 27, 2002
84 -	March 28, 2002
85 -	April 1, 2002
86 -	April 2, 2002
87 -	April 3, 2002
88 -	April 4, 2002
89 -	April 8, 2002
90 -	April 9, 2002
91 -	April 10, 2002
92 -	April 11, 2002
93 -	April 12, 2002
94 -	April 15, 2002
95 -	April 16, 2002
96 -	April 17, 2002
97 -	April 18, 2002
98 -	April 19, 2002
99 -	April 22, 2002
100 -	April 23, 2002
101 -	April 24, 2002
102 -	April 25, 2002
103 -	April 26, 2002
104 -	April 29, 2002
105 -	April 30, 2002
106 -	May 1, 2002
107 -	May 2, 2002
108 -	May 3, 2002
109 -	May 6, 2002
110 -	May 7, 2002
111 -	May 8, 2002
112 -	May 9, 2002
113 -	May 10, 2002
114 -	May 13, 2002
115 -	May 14, 2002
116 -	May 15, 2002
117 -	May 16, 2002
118 -	May 17, 2002
119 -	May 20, 2002
120 -	May 21, 2002
121 -	May 23, 2002
122 -	May 24, 2002
123 -	May 28, 2002
124 -	May 29, 2002
125 -	May 30, 2002
126 -	May 31, 2002
127 -	June 3, 2002
128 -	June 4, 2002
129 -	June 5, 2002
130 -	June 6, 2002
131 -	June 7, 2002
132 -	June 10, 2002
133 -	June 11, 2002
134 -	June 12, 2002
135 -	June 14, 2002
136 -	June 17, 2002
137 -	June 20, 2002
138 -	June 21, 2002
139 -	June 24, 2002
140 -	June 25, 2002
141 -	June 26, 2002
142 -	June 27, 2002
143 -	June 28, 2002
144 -	July 1, 2002
145 -	July 2, 2002
146 -	July 3, 2002
147 -	July 5, 2002
148 -	July 8, 2002
149 -	July 9, 2002
150 -	July 11, 2002
151 -	July 12, 2002
152 -	July 15, 2002
153 -	July 16, 2002
154 -	July 18, 2002
155 -	July 22, 2002
156 -	July 24, 2002
157 -	July 25, 2002
158 -	July 26, 2002
159 -	July 29, 2002
160 -	July 30, 2002
161 -	July 31, 2002
162 -	August 1, 2002
163 -	August 5, 2002
164 -	August 6, 2002
165 -	August 7, 2002
166 -	August 8, 2002
167 -	August 12, 2002
168 -	August 13, 2002
169 -	August 14, 2002
170 -	August 15, 2002
171 -	August 16, 2002
172 -	August 19, 2002
173 -	August 20, 2002
174 -	August 23, 2002
175 -	August 26, 2002
176 -	August 28, 2002
177 -	August 29, 2002
178 -	August 30, 2002
179 -	September 3, 2002
180 -	September 4, 2002
181 -	September 5, 2002
182 -	September 6, 2002
183 -	September 10, 2002
184 -	September 11, 2002
185 -	September 12, 2002
186 -	September 13, 2002
187 -	September 16, 2002
188 -	September 17, 2002
189 -	September 18, 2002
190 -	September 19, 2002
191 -	September 20, 2002
192 -	September 23, 2002
193 -	September 24, 2002
194 -	September 25, 2002
195 -	September 26, 2002
196 -	September 27, 2002
197 -	September 30, 2002
198 -	October 1, 2002
199 -	October 2, 2002
200 -	October 3, 2002
201 -	October 4, 2002
202 -	October 7, 2002
203 -	October 8, 2002
204 -	October 9, 2002
205 -	October 10, 2002
206 -	October 11, 2002
207 -	October 14, 2002
208 -	October 15, 2002
209 -	October 17, 2002
210 -	October 18, 2002
211 -	October 21, 2002
212 -	October 22, 2002
213 -	October 24, 2002
214 -	October 25, 2002
215 -	October 28, 2002
216 -	October 29, 2002
217 -	October 31, 2002
218 -	November 1, 2002
219 -	November 4, 2002
220 -	November 5, 2002
221 -	November 6, 2002
222 -	November 7, 2002
223 -	November 8, 2002
224 -	November 12, 2002
225 -	November 13, 2002
226 -	November 14, 2002
227 -	November 15, 2002
228 -	November 18, 2002
229 -	November 19, 2002
230 -	November 20, 2002
231 -	November 22, 2002
232 -	November 25, 2002
233 -	November 26, 2002
234 -	November 27, 2002
235 -	November 29, 2002
236 -	December 2, 2002
237 -	December 3, 2002
238 -	December 5, 2002
239 -	December 6, 2002
240 -	December 9, 2002
241 -	December 16, 2002
242 -	December 17, 2002
243 -	December 18, 2002
244 -	December 19, 2002
245 -	December 23, 2002
246 -	December 27, 2002
247 -	December 30, 2002
248 -	December 31, 2002
249 -	January 2, 2003
250 -	January 3, 2003
251 -	January 6, 2003
252 -	January 9, 2003
253 -	January 16, 2003
254 -	January 17, 2003
255 -	January 21, 2003
256 -	January 22, 2003
257 -	January 24, 2003
258 -	January 27, 2003
259 -	January 28, 2003
260 -	January 30, 2003
261 -	January 31, 2003
262 -	February 3, 2003
263 -	February 4, 2003
264 -	February 5, 2003
265 -	February 6, 2003
266 -	February 7, 2003
267 -	February 12, 2003
268 -	February 13, 2003
269 -	February 14, 2003
270 -	February 18, 2003
271 -	February 19, 2003
272 -	February 20, 2003
273 -	February 21, 2003
274 -	February 24, 2003
275 -	February 25, 2003
276 -	February 26, 2003
277 -	February 27, 2003
278 -	February 28, 2003
279 -	March 3, 2003
280 -	March 4, 2003
281 -	March 5, 2003
282 -	March 6, 2003
283 -	March 7, 2003
284 -	March 10, 2003
285 -	March 11, 2003
286 -	March 12, 2003
287 -	March 13, 2003
288 -	March 14, 2003
289 -	March 17, 2003
290 -	March 18, 2003
291 -	March 19, 2003
292 -	March 20, 2003
293 -	March 21, 2003
294 -	March 24, 2003
295 -	March 26, 2003
296 -	March 27, 2003
297 -	March 28, 2003
298 -	March 31, 2003
299 -	April 1, 2003
300 -	April 2, 2003
301 -	April 3, 2003
302 -	April 4, 2003
303 -	April 7, 2003
304 -	April 8, 2003
305 -	April 9, 2003
306 -	April 10, 2003
307 -	April 11, 2003
308 -	April 14, 2003
309 -	April 15, 2003
310 -	April 16, 2003
311 -	April 17, 2003
312 -	April 21, 2003
313 -	April 22, 2003
314 -	April 23, 2003
315 -	April 24, 2003
316 -	April 25, 2003
317 -	April 28, 2003
318 -	April 29, 2003
319 -	April 30, 2003
320 -	May 1, 2003
321 -	May 2, 2003
322 -	May 5, 2003
323 -	May 6, 2003
324 -	May 7, 2003
325 -	May 8, 2003
326 -	May 12, 2003
327 -	May 13, 2003
328 -	May 14, 2003
329 -	May 15, 2003
330 -	May 19, 2003
331 -	May 20, 2003
332 -	May 21, 2003
333 -	May 22, 2003
334 -	May 23, 2003
335 -	May 27, 2003
336 -	May 28, 2003
337 -	May 29, 2003
338 -	May 30, 2003
339 -	June 2, 2003
340 -	June 3, 2003
341 -	June 4, 2003
342 -	June 5, 2003
343 -	June 6, 2003
344 -	June 9, 2003
345 -	June 10, 2003
346 -	June 11, 2003
347 -	June 12, 2003
348 -	June 13, 2003
349 -	June 16, 2003
350 -	June 17, 2003
351 -	June 18, 2003
352 -	June 19, 2003
353 -	June 20, 2003
354 -	June 23, 2003
355 -	June 24, 2003
356 -	June 25, 2003
357 -	June 26, 2003
358 -	June 27, 2003
359 -	June 30, 2003
360 -	July 1, 2003
361 -	July 2, 2003
362 -	July 3, 2003
363 -	July 7, 2003
364 -	July 8, 2003
365 -	July 9, 2003
366 -	July 10, 2003
367 -	July 11, 2003
368 -	July 14, 2003
369 -	July 15, 2003
370 -	July 17, 2003
371 -	July 18, 2003
372 -	July 21, 2003
373 -	July 22, 2003
374 -	July 23, 2003
375 -	July 24, 2003
376 -	July 25, 2003
377 -	July 28, 2003
378 -	July 29, 2003
379 -	July 30, 2003
380 -	July 31, 2003
381 -	August 1, 2003
382 -	August 4, 2003
383 -	August 5, 2003
384 -	August 6, 2003
385 -	August 7, 2003
386 -	August 8, 2003
387 -	August 11, 2003
388 -	August 12, 2003
389 -	August 13, 2003
390 -	August 14, 2003
391 -	August 15, 2003
392 -	August 18, 2003
393 -	August 19, 2003
394 -	August 20, 2003
395 -	August 21, 2003
396 -	August 22, 2003
397 -	August 25, 2003
398 -	August 26, 2003
399 -	August 27, 2003
400 -	August 28, 2003
401 -	August 29, 2003
402 -	September 2, 2003
403 -	September 3, 2003
404 -	September 5, 2003
405 -	September 8, 2003
406 -	September 9, 2003
407 -	September 10, 2003
408 -	September 11, 2003
409 -	September 12, 2003
410 -	September 15, 2003
411 -	September 16, 2003
412 -	September 17, 2003
413 -	September 18, 2003
414 -	September 19, 2003
415 -	September 22, 2003
416 -	September 23, 2003
417 -	September 24, 2003
418 -	September 25, 2003
419 -	September 26, 2003
420 -	September 29, 2003
421 -	September 30, 2003
422 -	October 1, 2003
423 -	October 2, 2003
424 -	October 3, 2003
425 -	October 4, 2003
426 -	October 6, 2003
427 -	October 7, 2003
428 -	October 8, 2003
429 -	October 9, 2003
430 -	October 10, 2003
431 -	October 13, 2003
432 -	October 14, 2003
433 -	October 15, 2003
434 -	October 16, 2003
435 -	October 17, 2003
436 -	October 20, 2003
437 -	October 21, 2003
438 -	October 22, 2003
439 -	October 23, 2003
440 -	October 24, 2003
441 -	October 27, 2003
442 -	October 28, 2003
443 -	October 29, 2003
444 -	October 30, 2003
445 -	October 31, 2003
446 -	November 3, 2003
447 -	November 4, 2003
448 -	November 5, 2003
449 -	November 6, 2003
450 -	November 7, 2003
451 -	November 10, 2003
452 -	November 11, 2003
453 -	November 12, 2003
454 -	November 13, 2003
455 -	November 14, 2003
456 -	November 17, 2003
457 -	November 18, 2003
458 -	November 19, 2003
459 -	November 20, 2003
460 -	November 21, 2003
461 -	November 24, 2003
462 -	November 25, 2003
463 -	November 26, 2003
464 -	November 28, 2003
465 -	December 1, 2003
466 -	December 2, 2003
467 -	December 3, 2003
468 -	December 4, 2003
469 -	December 5, 2003
470 -	December 8, 2003
471 -	December 9, 2003
472 -	December 10, 2003
473 -	December 11, 2003
474 -	December 12, 2003
475 -	December 15, 2003
476 -	December 16, 2003
477 -	December 17, 2003
478 -	December 18, 2003
479 -	December 19, 2003
480 -	December 22, 2003
481 -	December 23, 2003
482 -	December 24, 2003
483 -	December 26, 2003
484 -	December 29, 2003
485 -	December 30, 2003
486 -	December 31, 2003
487 -	January 2, 2004
488 -	January 5, 2004
489 -	January 6, 2004
490 -	January 7, 2004
491 -	January 8, 2004
492 -	January 9, 2004
493 -	January 12, 2004
494 -	January 13, 2004
495 -	January 14, 2004
496 -	January 15, 2004
497 -	January 16, 2004
498 -	January 20, 2004
499 -	January 21, 2004
500 -	January 22, 2004
501 -	January 23, 2004
502 -	January 26, 2004
503 -	January 27, 2004
504 -	January 28, 2004
505 -	January 29, 2004
506 -	January 30, 2004
507 -	February 2, 2004
508 -	February 3, 2004
509 -	February 4, 2004
510 -	February 5, 2004
511 -	February 6, 2004
512 -	February 9, 2004
513 -	February 10, 2004
514 -	February 11, 2004
515 -	February 12, 2004
516 -	February 13, 2004
517 -	February 17, 2004
518 -	February 18, 2004
519 -	February 19, 2004
520 -	February 20, 2004
521 -	February 23, 2004
522 -	February 24, 2004
523 -	February 25, 2004
524 -	February 26, 2004
525 -	February 27, 2004
526 -	March 1, 2004
527 -	March 2, 2004
528 -	March 3, 2004
529 -	March 4, 2004
530 -	March 5, 2004
531 -	March 8, 2004
532 -	March 9, 2004
533 -	March 10, 2004
534 -	March 11, 2004
535 -	March 12, 2004
536 -	March 15, 2004
537 -	March 16, 2004
538 -	March 17, 2004
539 -	March 18, 2004
540 -	March 19, 2004
541 -	March 22, 2004
542 -	March 23, 2004
543 -	March 24, 2004
544 -	March 25, 2004
545 -	March 26, 2004
546 -	March 29, 2004
547 -	March 30, 2004
548 -	March 31, 2004
549 -	April 1, 2004
550 -	April 2, 2004
551 -	April 5, 2004
552 -	April 6, 2004
553 -	April 7, 2004
554 -	April 8, 2004
555 -	April 12, 2004
556 -	April 13, 2004
557 -	April 14, 2004
558 -	April 15, 2004
559 -	April 16, 2004
560 -	April 19, 2004
561 -	April 20, 2004
562 -	April 21, 2004
563 -	April 22, 2004
564 -	April 23, 2004
565 -	April 26, 2004
566 -	April 27, 2004
567 -	April 28, 2004
568 -	April 29, 2004
569 -	April 30, 2004
570 -	May 3, 2004
571 -	May 4, 2004
572 -	May 5, 2004
573 -	May 6, 2004
574 -	May 7, 2004
575 -	May 10, 2004
576 -	May 11, 2004
577 -	May 12, 2004
578 -	May 13, 2004
579 -	May 14, 2004
580 -	May 17, 2004
581 -	May 18, 2004
582 -	May 19, 2004
583 -	May 20, 2004
584 -	May 21, 2004
585 -	May 24, 2004
586 -	May 25, 2004
587 -	May 26, 2004
588 -	May 27, 2004
589 -	May 28, 2004
590 -	June 1, 2004
591 -	June 2, 2004
592 -	June 3, 2004
593 -	June 4, 2004
594 -	June 7, 2004
595 -	June 8, 2004
596 -	June 9, 2004
597 -	June 10, 2004
598 -	June 14, 2004
599 -	June 15, 2004
600 -	June 16, 2004
601 -	June 17, 2004
602 -	June 18, 2004
603 -	June 21, 2004
604 -	June 22, 2004
605 -	June 23, 2004
606 -	June 24, 2004
607 -	June 25, 2004
608 -	June 28, 2004
609 -	June 29, 2004
610 -	July 1, 2004
611 -	July 2, 2004
612 -	July 6, 2004
613 -	July 7, 2004
614 -	July 8, 2004
615 -	July 9, 2004
616 -	July 12, 2004
617 -	July 13, 2004
618 -	July 14, 2004
619 -	July 15, 2004
620 -	July 16, 2004
621 -	July 19, 2004
622 -	July 20, 2004
623 -	July 21, 2004
624 -	July 22, 2004
625 -	July 23, 2004
626 -	July 26, 2004
627 -	July 27, 2004
628 -	July 28, 2004
629 -	July 29, 2004
630 -	July 30, 2004
631 -	August 2, 2004
632 -	August 3, 2004
633 -	August 4, 2004
634 -	August 5, 2004
635 -	August 6, 2004
636 -	August 9, 2004
637 -	August 10, 2004
638 -	August 11, 2004
639 -	August 12, 2004
640 -	August 13, 2004
641 -	August 16, 2004
642 -	August 17, 2004
643 -	August 18, 2004
644 -	August 19, 2004
645 -	August 20, 2004
646 -	August 23, 2004
647 -	August 24, 2004
648 -	August 25, 2004
649 -	August 26, 2004
650 -	August 27, 2004
651 -	August 30, 2004
652 -	August 31, 2004
653 -	September 1, 2004
654 -	September 2, 2004
655 -	September 3, 2004
656 -	September 7, 2004
657 -	September 8, 2004
658 -	September 9, 2004
659 -	September 10, 2004
660 -	September 13, 2004
661 -	September 14, 2004
662 -	September 15, 2004
663 -	September 16, 2004
664 -	September 17, 2004
665 -	September 20, 2004
666 -	September 21, 2004
667 -	September 22, 2004
668 -	September 23, 2004
669 -	September 24, 2004
670 -	September 27, 2004
671 -	September 28, 2004
672 -	September 29, 2004
673 -	September 30, 2004
674 -	October 1, 2004
675 -	October 4, 2004
676 -	October 5, 2004
677 -	October 6, 2004
678 -	October 7, 2004
679 -	October 8, 2004
680 -	October 11, 2004
681 -	October 12, 2004
682 -	October 13, 2004
683 -	October 14, 2004
684 -	October 15, 2004
685 -	October 18, 2004
686 -	October 19, 2004
687 -	October 20, 2004
688 -	October 21, 2004
689 -	October 22, 2004
690 -	October 25, 2004
691 -	October 26, 2004
692 -	October 27, 2004
693 -	October 28, 2004
694 -	October 29, 2004
695 -	November 1, 2004
696 -	November 2, 2004
697 -	November 3, 2004
698 -	November 4, 2004
699 -	November 5, 2004
700 -	November 8, 2004
701 -	November 9, 2004
702 -	November 10, 2004
703 -	November 11, 2004
704 -	November 12, 2004
705 -	November 15, 2004
706 -	November 16, 2004
707 -	November 17, 2004
708 -	November 18, 2004
709 -	November 19, 2004
710 -	November 22, 2004
711 -	November 23, 2004
712 -	November 24, 2004
713 -	November 26, 2004
714 -	November 29, 2004
715 -	November 30, 2004
716 -	December 1, 2004
717 -	December 2, 2004
718 -	December 3, 2004
719 -	December 6, 2004
720 -	December 7, 2004
721 -	December 8, 2004
722 -	December 9, 2004
723 -	December 10, 2004
724 -	December 13, 2004
725 -	December 14, 2004
726 -	December 15, 2004
727 -	December 16, 2004
728 -	December 17, 2004
729 -	December 20, 2004
730 -	December 21, 2004
731 -	December 22, 2004
732 -	December 23, 2004
733 -	December 27, 2004
734 -	December 28, 2004
735 -	December 29, 2004
736 -	December 30, 2004
737 -	December 31, 2004
738 -	January 3, 2005
739 -	January 4, 2005
740 -	January 5, 2005
741 -	January 6, 2005
742 -	January 7, 2005
743 -	January 10, 2005
744 -	January 11, 2005
745 -	January 12, 2005
746 -	January 13, 2005
747 -	January 14, 2005
748 -	January 18, 2005
749 -	January 19, 2005
750 -	January 20, 2005
751 -	January 21, 2005
752 -	January 24, 2005
753 -	January 25, 2005
754 -	January 26, 2005
755 -	January 27, 2005
756 -	January 28, 2005
757 -	January 31, 2005
758 -	February 1, 2005
759 -	February 2, 2005
760 -	February 3, 2005
761 -	February 4, 2005
762 -	February 7, 2005
763 -	February 8, 2005
764 -	February 9, 2005
765 -	February 10, 2005
766 -	February 11, 2005
767 -	February 14, 2005
768 -	February 15, 2005
769 -	February 16, 2005
770 -	February 17, 2005
771 -	February 18, 2005
772 -	February 22, 2005
773 -	February 23, 2005
774 -	February 24, 2005
775 -	February 25, 2005
776 -	February 28, 2005
777 -	March 1, 2005
778 -	March 2, 2005
779 -	March 3, 2005
780 -	March 4, 2005
781 -	March 7, 2005
782 -	March 8, 2005
783 -	March 9, 2005
784 -	March 10, 2005
785 -	March 11, 2005
786 -	March 14, 2005
787 -	March 15, 2005
788 -	March 16, 2005
789 -	March 17, 2005
790 -	March 18, 2005
791 -	March 21, 2005
792 -	March 22, 2005
793 -	March 23, 2005
794 -	March 24, 2005
795 -	March 28, 2005
796 -	March 29, 2005
797 -	March 30, 2005
798 -	March 31, 2005
799 -	April 1, 2005
800 -	April 4, 2005
801 -	April 5, 2005
802 -	April 6, 2005
803 -	April 7, 2005
804 -	April 8, 2005
805 -	April 11, 2005
806 -	April 12, 2005
807 -	April 13, 2005
808 -	April 14, 2005
809 -	April 15, 2005
810 -	April 18, 2005
811 -	April 19, 2005
812 -	April 20, 2005
813 -	April 21, 2005
814 -	April 22, 2005
815 -	April 25, 2005
816 -	April 26, 2005
817 -	April 27, 2005
818 -	April 28, 2005
819 -	April 29, 2005
820 -	May 2, 2005
821 -	May 3, 2005
822 -	May 4, 2005
823 -	May 5, 2005
824 -	May 6, 2005
825 -	May 9, 2005
826 -	May 10, 2005
827 -	May 11, 2005
828 -	May 12, 2005
829 -	May 13, 2005
830 -	May 16, 2005
831 -	May 17, 2005
832 -	May 18, 2005
833 -	May 19, 2005
834 -	May 20, 2005
835 -	May 23, 2005
836 -	May 24, 2005
837 -	May 25, 2005
838 -	May 26, 2005
839 -	May 27, 2005
840 -	May 31, 2005
841 -	June 1, 2005
842 -	June 2, 2005
843 -	June 3, 2005
844 -	June 6, 2005
845 -	June 8, 2005
846 -	June 9, 2005
847 -	June 10, 2005
848 -	June 13, 2005
849 -	June 14, 2005
850 -	June 15, 2005
851 -	June 16, 2005
852 -	June 17, 2005
853 -	June 20, 2005
854 -	June 21, 2005
855 -	June 22, 2005
856 -	June 23, 2005
857 -	June 24, 2005
858 -	June 27, 2005
859 -	June 28, 2005
860 -	June 29, 2005
861 -	June 30, 2005
862 -	July 1, 2005
863 -	July 5, 2005
864 -	July 6, 2005
865 -	July 7, 2005
866 -	July 8, 2005
867 -	July 11, 2005
868 -	July 12, 2005
869 -	July 13, 2005
870 -	July 14, 2005
871 -	July 15, 2005
872 -	July 18, 2005
873 -	July 19, 2005
874 -	July 20, 2005
875 -	July 21, 2005
876 -	July 22, 2005
877 -	July 25, 2005
878 -	July 26, 2005
879 -	July 27, 2005
880 -	July 28, 2005
881 -	July 29, 2005
882 -	August 1, 2005
883 -	August 2, 2005
884 -	August 3, 2005
885 -	August 4, 2005
886 -	August 5, 2005
887 -	August 8, 2005
888 -	August 9, 2005
889 -	August 10, 2005
890 -	August 11, 2005
891 -	August 12, 2005
892 -	August 15, 2005
893 -	August 16, 2005
894 -	August 17, 2005
895 -	August 18, 2005
896 -	August 19, 2005
897 -	August 22, 2005
898 -	August 24, 2005
899 -	August 25, 2005
900 -	August 26, 2005
901 -	August 29, 2005
902 -	August 30, 2005
903 -	August 31, 2005
904 -	September 1, 2005
905 -	September 2, 2005
906 -	September 6, 2005
907 -	September 7, 2005
908 -	September 8, 2005
909 -	September 9, 2005
910 -	September 12, 2005
911 -	September 13, 2005
912 -	September 14, 2005
913 -	September 15, 2005
914 -	September 16, 2005
915 -	September 19, 2005
916 -	September 21, 2005
917 -	September 22, 2005
918 -	September 23, 2005
919 -	September 26, 2005
920 -	September 27, 2005
921 -	September 29, 2005
922 -	September 30, 2005
923 -	October 3, 2005
924 -	October 4, 2005
925 -	October 5, 2005
926 -	October 6, 2005
927 -	October 7, 2005
928 -	October 10, 2005
929 -	October 11, 2005
930 -	October 12, 2005
931 -	October 13, 2005
932 -	October 14, 2005
933 -	October 17, 2005
934 -	October 18, 2005
935 -	October 19, 2005
936 -	October 20, 2005
937 -	October 21, 2005
938 -	October 24, 2005
939 -	October 25, 2005
940 -	October 26, 2005
941 -	October 27, 2005
942 -	October 28, 2005
943 -	October 31, 2005
944 -	November 1, 2005
945 -	November 2, 2005
946 -	November 3, 2005
947 -	November 4, 2005
948 -	November 7, 2005
949 -	November 8, 2005
950 -	November 9, 2005
951 -	November 10, 2005
952 -	November 11, 2005
953 -	November 14, 2005
954 -	November 15, 2005
955 -	November 16, 2005
956 -	November 17, 2005
957 -	November 18, 2005
958 -	November 21, 2005
959 -	November 22, 2005
960 -	November 23, 2005
961 -	November 25, 2005
962 -	November 28, 2005
963 -	November 29, 2005
964 -	November 30, 2005
965 -	December 1, 2005
966 -	December 2, 2005
967 -	December 5, 2005
968 -	December 6, 2005
969 -	December 7, 2005
970 -	December 9, 2005
971 -	December 12, 2005
972 -	December 13, 2005
973 -	December 14, 2005
974 -	December 16, 2005
975 -	December 19, 2005
976 -	December 20, 2005
977 -	December 21, 2005
978 -	December 22, 2005
979 -	December 23, 2005
980 -	December 27, 2005
981 -	December 28, 2005
982 -	December 29, 2005
983 -	December 30, 2005
984 -	January 3, 2006
985 -	January 5, 2006
986 -	January 6, 2006
987 -	January 9, 2006
988 -	January 10, 2006
989 -	January 11, 2006
990 -	January 12, 2006
991 -	January 13, 2006
992 -	January 17, 2006
993 -	January 18, 2006
994 -	January 19, 2006
995 -	January 20, 2006
996 -	January 23, 2006
997 -	January 24, 2006
998 -	January 25, 2006
999 -	January 26, 2006
1000 -	January 27, 2006
1001 -	January 30, 2006
1002 -	January 31, 2006
1003 -	February 1, 2006
1004 -	February 2, 2006
1005 -	February 3, 2006
1006 -	February 6, 2006
1007 -	February 7, 2006
1008 -	February 8, 2006
1009 -	February 9, 2006
1010 -	February 10, 2006
1011 -	February 13, 2006
1012 -	February 14, 2006
1013 -	February 15, 2006
1014 -	February 16, 2006
1015 -	February 17, 2006
1016 -	February 21, 2006
1017 -	February 22, 2006
1018 -	February 23, 2006
1019 -	February 24, 2006
1020 -	February 27, 2006
1021 -	February 28, 2006
1022 -	March 1, 2006
1023 -	March 2, 2006
1024 -	March 3, 2006
1025 -	March 6, 2006
1026 -	March 7, 2006
1027 -	March 8, 2006
1028 -	March 9, 2006
1029 -	March 10, 2006
1030 -	March 13, 2006
1031 -	March 16, 2006
1032 -	March 17, 2006
1033 -	March 20, 2006
1034 -	March 21, 2006
1035 -	March 22, 2006
1036 -	March 23, 2006
1037 -	March 24, 2006
1038 -	March 27, 2006
1039 -	March 28, 2006
1040 -	March 29, 2006
1041 -	March 30, 2006
1042 -	March 31, 2006
1043 -	April 3, 2006
1044 -	April 4, 2006
1045 -	April 5, 2006
1046 -	April 6, 2006
1047 -	April 7, 2006
1048 -	April 10, 2006
1049 -	April 11, 2006
1050 -	April 13, 2006
1051 -	April 17, 2006
1052 -	April 18, 2006
1053 -	April 19, 2006
1054 -	April 20, 2006
1055 -	April 21, 2006
1056 -	April 24, 2006
1057 -	April 25, 2006
1058 -	April 27, 2006
1059 -	April 28, 2006
1060 -	May 1, 2006
1061 -	May 2, 2006
1062 -	May 3, 2006
1063 -	May 4, 2006
1064 -	May 5, 2006
1065 -	May 8, 2006
1066 -	May 9, 2006
1067 -	May 10, 2006
1068 -	May 11, 2006
1069 -	May 12, 2006
1070 -	May 15, 2006
1071 -	May 16, 2006
1072 -	May 17, 2006
1073 -	May 18, 2006
1074 -	May 19, 2006
1075 -	May 22, 2006
1076 -	May 23, 2006
1077 -	May 24, 2006
1078 -	May 25, 2006
1079 -	May 26, 2006
1080 -	May 30, 2006
1081 -	May 31, 2006
1082 -	June 1, 2006
1083 -	June 2, 2006
1084 -	June 5, 2006
1085 -	June 6, 2006
1086 -	June 7, 2006
1087 -	June 8, 2006
1088 -	June 9, 2006
1089 -	June 12, 2006
1090 -	June 13, 2006
1091 -	June 14, 2006
1092 -	June 15, 2006
1093 -	June 16, 2006
1094 -	June 19, 2006
1095 -	June 20, 2006
1096 -	June 21, 2006
1097 -	June 22, 2006
1098 -	June 23, 2006
1099 -	June 26, 2006
1100 -	June 27, 2006
1101 -	June 28, 2006
1102 -	June 29, 2006
1103 -	June 30, 2006
1104 -	July 3, 2006
1105 -	July 5, 2006
1106 -	July 6, 2006
1107 -	July 7, 2006
1108 -	July 10, 2006
1109 -	July 11, 2006
1110 -	July 12, 2006
1111 -	July 13, 2006
1112 -	July 14, 2006
1113 -	July 17, 2006
1114 -	July 18, 2006
1115 -	July 19, 2006
1116 -	July 20, 2006
1117 -	July 21, 2006
1118 -	July 24, 2006
1119 -	July 25, 2006
1120 -	July 26, 2006
1121 -	July 27, 2006
1122 -	July 28, 2006
1123 -	July 31, 2006
1124 -	August 1, 2006
1125 -	August 2, 2006
1126 -	August 3, 2006
1127 -	August 4, 2006
1128 -	August 7, 2006
1129 -	August 8, 2006
1130 -	August 9, 2006
1131 -	August 10, 2006
1132 -	August 11, 2006
1133 -	August 14, 2006
1134 -	August 15, 2006
1135 -	August 16, 2006
1136 -	August 17, 2006
1137 -	August 18, 2006
1138 -	August 21, 2006
1139 -	August 22, 2006
1140 -	August 23, 2006
1141 -	August 24, 2006
1142 -	August 25, 2006
1143 -	August 28, 2006
1144 -	August 29, 2006
1145 -	August 30, 2006
1146 -	August 31, 2006
1147 -	September 1, 2006
1148 -	September 5, 2006
1149 -	September 6, 2006
1150 -	September 7, 2006
1151 -	September 11, 2006
1152 -	September 12, 2006
1153 -	September 13, 2006
1154 -	September 14, 2006
1155 -	September 15, 2006
1156 -	September 18, 2006
1157 -	September 19, 2006
1158 -	September 20, 2006
1159 -	September 21, 2006
1160 -	September 22, 2006
1161 -	September 25, 2006
1162 -	September 26, 2006
1163 -	September 27, 2006
1164 -	September 28, 2006
1165 -	September 29, 2006
1166 -	October 2, 2006
1167 -	October 3, 2006
1168 -	October 4, 2006
1169 -	October 5, 2006
1170 -	October 6, 2006
1171 -	October 9, 2006
1172 -	October 10, 2006
1173 -	October 11, 2006
1174 -	October 12, 2006
1175 -	October 13, 2006
1176 -	October 16, 2006
1177 -	October 17, 2006
1178 -	October 18, 2006
1179 -	October 19, 2006
1180 -	October 20, 2006
1181 -	October 23, 2006
1182 -	October 24, 2006
1183 -	October 25, 2006
1184 -	October 26, 2006
1185 -	October 27, 2006
1186 -	October 31, 2006
1187 -	November 1, 2006
1188 -	November 2, 2006
1189 -	November 3, 2006
1190 -	November 6, 2006
1191 -	November 7, 2006
1192 -	November 8, 2006
1193 -	November 10, 2006
1194 -	November 13, 2006
1195 -	November 14, 2006
1196 -	November 15, 2006
1197 -	November 16, 2006
1198 -	November 17, 2006
1199 -	November 20, 2006
1200 -	November 21, 2006
1201 -	November 22, 2006
1202 -	November 24, 2006
1203 -	November 27, 2006
1204 -	November 28, 2006
1205 -	November 29, 2006
1206 -	November 30, 2006
1207 -	December 1, 2006
1208 -	December 4, 2006
1209 -	December 5, 2006
1210 -	December 6, 2006
1211 -	December 7, 2006
1212 -	December 11, 2006
1213 -	December 12, 2006
1214 -	December 13, 2006
1215 -	December 14, 2006
1216 -	December 18, 2006
1217 -	December 20, 2006
1218 -	December 21, 2006
1219 -	December 22, 2006
1220 -	December 26, 2006
1221 -	December 27, 2006
1222 -	December 28, 2006
1223 -	December 29, 2006
1224 -	January 3, 2007
1225 -	January 4, 2007
1226 -	January 5, 2007
1227 -	January 8, 2007
1228 -	January 9, 2007
1229 -	January 10, 2007
1230 -	January 11, 2007
1231 -	January 12, 2007
1232 -	January 16, 2007
1233 -	January 17, 2007
1234 -	January 18, 2007
1235 -	January 19, 2007
1236 -	January 22, 2007
1237 -	January 23, 2007
1238 -	January 24, 2007
1239 -	January 25, 2007
1240 -	January 26, 2007
1241 -	January 29, 2007
1242 -	January 30, 2007
1243 -	January 31, 2007
1244 -	February 1, 2007
1245 -	February 2, 2007
1246 -	February 5, 2007
1247 -	February 6, 2007
1248 -	February 7, 2007
1249 -	February 8, 2007
1250 -	February 9, 2007
1251 -	February 12, 2007
1252 -	February 13, 2007
1253 -	February 14, 2007
1254 -	February 15, 2007
1255 -	February 16, 2007
1256 -	February 20, 2007
1257 -	February 21, 2007
1258 -	February 22, 2007
1259 -	February 23, 2007
1260 -	February 26, 2007
1261 -	February 27, 2007
1262 -	February 28, 2007
1263 -	March 1, 2007
1264 -	March 2, 2007
1265 -	March 5, 2007
1266 -	March 6, 2007
1267 -	March 7, 2007
1268 -	March 8, 2007
1269 -	March 9, 2007
1270 -	March 12, 2007
1271 -	March 13, 2007
1272 -	March 14, 2007
1273 -	March 15, 2007
1274 -	March 16, 2007
1275 -	March 19, 2007
1276 -	March 20, 2007
1277 -	March 21, 2007
1278 -	March 22, 2007
1279 -	March 23, 2007
1280 -	March 26, 2007
1281 -	March 27, 2007
1282 -	March 28, 2007
1283 -	March 29, 2007
1284 -	March 30, 2007
1285 -	April 2, 2007
1286 -	April 3, 2007
1287 -	April 4, 2007
1288 -	April 5, 2007
1289 -	April 9, 2007
1290 -	April 10, 2007
1291 -	April 11, 2007
1292 -	April 12, 2007
1293 -	April 13, 2007
1294 -	April 16, 2007
1295 -	April 17, 2007
1296 -	April 18, 2007
1297 -	April 19, 2007
1298 -	April 20, 2007
1299 -	April 23, 2007
1300 -	April 24, 2007
1301 -	April 25, 2007
1302 -	April 26, 2007
1303 -	April 27, 2007
1304 -	April 30, 2007
1305 -	May 1, 2007
1306 -	May 2, 2007
1307 -	May 3, 2007
1308 -	May 4, 2007
1309 -	May 7, 2007
1310 -	May 8, 2007
1311 -	May 9, 2007
1312 -	May 10, 2007
1313 -	May 11, 2007
1314 -	May 14, 2007
1315 -	May 15, 2007
1316 -	May 16, 2007
1317 -	May 17, 2007
1318 -	May 18, 2007
1319 -	May 21, 2007
1320 -	May 22, 2007
1321 -	May 23, 2007
1322 -	May 24, 2007
1323 -	May 25, 2007
1324 -	May 29, 2007
1325 -	May 30, 2007
1326 -	May 31, 2007
1327 -	June 1, 2007
1328 -	June 4, 2007
1329 -	June 5, 2007
1330 -	June 6, 2007
1331 -	June 7, 2007
1332 -	June 8, 2007
1333 -	June 11, 2007
1334 -	June 12, 2007
1335 -	June 13, 2007
1336 -	June 14, 2007
1337 -	June 15, 2007
1338 -	June 18, 2007
1339 -	June 19, 2007
1340 -	June 20, 2007
1341 -	June 21, 2007
1342 -	June 22, 2007
1343 -	June 25, 2007
1344 -	June 26, 2007
1345 -	June 27, 2007
1346 -	June 28, 2007
1347 -	June 29, 2007
1348 -	July 2, 2007
1349 -	July 3, 2007
1350 -	July 5, 2007
1351 -	July 6, 2007
1352 -	July 9, 2007
1353 -	July 10, 2007
1354 -	July 11, 2007
1355 -	July 12, 2007
1356 -	July 13, 2007
1357 -	July 16, 2007
1358 -	July 17, 2007
1359 -	July 18, 2007
1360 -	July 19, 2007
1361 -	July 20, 2007
1362 -	July 23, 2007
1363 -	July 24, 2007
1364 -	July 25, 2007
1365 -	July 26, 2007
1366 -	July 27, 2007
1367 -	July 30, 2007
1368 -	July 31, 2007
1369 -	August 1, 2007
1370 -	August 2, 2007
1371 -	August 3, 2007
1372 -	August 6, 2007
1373 -	August 7, 2007
1374 -	August 8, 2007
1375 -	August 9, 2007
1376 -	August 10, 2007
1377 -	August 13, 2007
1378 -	August 14, 2007
1379 -	August 15, 2007
1380 -	August 16, 2007
1381 -	August 17, 2007
1382 -	August 20, 2007
1383 -	August 21, 2007
1384 -	August 23, 2007
1385 -	August 24, 2007
1386 -	August 27, 2007
1387 -	August 28, 2007
1388 -	August 29, 2007
1389 -	August 30, 2007
1390 -	August 31, 2007
1391 -	September 4, 2007
1392 -	September 5, 2007
1393 -	September 6, 2007
1394 -	September 7, 2007
1395 -	September 10, 2007
1396 -	September 11, 2007
1397 -	September 12, 2007
1398 -	September 13, 2007
1399 -	September 14, 2007
1400 -	September 17, 2007
1401 -	September 18, 2007
1402 -	September 19, 2007
1403 -	September 20, 2007
1404 -	September 21, 2007
1405 -	September 24, 2007
1406 -	September 25, 2007
1407 -	September 26, 2007
1408 -	September 28, 2007
1409 -	October 1, 2007
1410 -	October 2, 2007
1411 -	October 3, 2007
1412 -	October 4, 2007
1413 -	October 5, 2007
1414 -	October 8, 2007
1415 -	October 9, 2007
1416 -	October 10, 2007
1417 -	October 11, 2007
1418 -	October 12, 2007
1419 -	October 15, 2007
1420 -	October 16, 2007
1421 -	October 17, 2007
1422 -	October 18, 2007
1423 -	October 19, 2007
1424 -	October 22, 2007
1425 -	October 23, 2007
1426 -	October 24, 2007
1427 -	October 25, 2007
1428 -	October 26, 2007
1429 -	October 29, 2007
1430 -	October 30, 2007
1431 -	October 31, 2007
1432 -	November 1, 2007
1433 -	November 2, 2007
1434 -	November 5, 2007
1435 -	November 6, 2007
1436 -	November 8, 2007
1437 -	November 9, 2007
1438 -	November 12, 2007
1439 -	November 13, 2007
1440 -	November 14, 2007
1441 -	November 15, 2007
1442 -	November 16, 2007
1443 -	November 19, 2007
1444 -	November 20, 2007
1445 -	November 21, 2007
1446 -	November 23, 2007
1447 -	November 26, 2007
1448 -	November 27, 2007
1449 -	November 28, 2007
1450 -	November 30, 2007
1451 -	December 3, 2007
1452 -	December 4, 2007
1453 -	December 5, 2007
1454 -	December 6, 2007
1455 -	December 7, 2007
1456 -	December 10, 2007
1457 -	December 11, 2007
1458 -	December 12, 2007
1459 -	December 13, 2007
1460 -	December 14, 2007
1461 -	December 17, 2007
1462 -	December 18, 2007
1463 -	December 19, 2007
1464 -	December 20, 2007
1465 -	December 21, 2007
1466 -	December 24, 2007
1467 -	December 26, 2007
1468 -	December 27, 2007
1469 -	December 28, 2007
1470 -	December 31, 2007
1710 -	January 02, 2008
1711 -	January 03, 2008
1712 -	January 04, 2008
1713 -	January 07, 2008
1714 -	January 08, 2008
1715 -	January 09, 2008
1716 -	January 10, 2008
1717 -	January 11, 2008
1718 -	January 14, 2008
1719 -	January 15, 2008
1720 -	January 16, 2008
1721 -	January 17, 2008
1722 -	January 18, 2008
1723 -	January 22, 2008
1724 -	January 23, 2008
1725 -	January 24, 2008
1726 -	January 25, 2008
1727 -	January 28, 2008
1728 -	January 29, 2008
1729 -	January 30, 2008
1730 -	January 31, 2008
1731 -	February 01, 2008
1732 -	February 04, 2008
1733 -	February 05, 2008
1734 -	February 06, 2008
1735 -	February 07, 2008
1736 -	February 08, 2008
1737 -	February 11, 2008
1738 -	February 12, 2008
1739 -	February 13, 2008
1740 -	February 14, 2008
1741 -	February 15, 2008
1742 -	February 19, 2008
1743 -	February 20, 2008
1744 -	February 21, 2008
1745 -	February 22, 2008
1746 -	February 25, 2008
1747 -	February 26, 2008
1748 -	February 27, 2008
1749 -	February 28, 2008
1750 -	February 29, 2008
1751 -	March 03, 2008
1752 -	March 04, 2008
1753 -	March 05, 2008
1754 -	March 06, 2008
1755 -	March 07, 2008
1756 -	March 10, 2008
1757 -	March 11, 2008
1758 -	March 12, 2008
1759 -	March 13, 2008
1760 -	March 14, 2008
1761 -	March 17, 2008
1762 -	March 18, 2008
1763 -	March 19, 2008
1764 -	March 20, 2008
1765 -	March 24, 2008
1766 -	March 25, 2008
1767 -	March 26, 2008
1768 -	March 27, 2008
1769 -	March 28, 2008
1770 -	March 31, 2008
1771 -	April 01, 2008
1772 -	April 02, 2008
1773 -	April 03, 2008
1774 -	April 04, 2008
1775 -	April 07, 2008
1776 -	April 08, 2008
1777 -	April 09, 2008
1778 -	April 10, 2008
1779 -	April 11, 2008
1780 -	April 14, 2008
1781 -	April 15, 2008
1782 -	April 16, 2008
1783 -	April 17, 2008
1784 -	April 18, 2008
1785 -	April 21, 2008
1786 -	April 22, 2008
1787 -	April 23, 2008
1788 -	April 24, 2008
1789 -	April 25, 2008
1790 -	April 28, 2008
1791 -	April 29, 2008
1792 -	April 30, 2008
1793 -	May 01, 2008
1794 -	May 02, 2008
1795 -	May 05, 2008
1796 -	May 06, 2008
1797 -	May 07, 2008
1798 -	May 08, 2008
1799 -	May 09, 2008
1800 -	May 12, 2008
1801 -	May 13, 2008
1802 -	May 14, 2008
1803 -	May 15, 2008
1804 -	May 16, 2008
1805 -	May 19, 2008
1806 -	May 20, 2008
1807 -	May 21, 2008
1808 -	May 22, 2008
1809 -	May 23, 2008
1810 -	May 27, 2008
1811 -	May 28, 2008
1812 -	May 29, 2008
1813 -	May 30, 2008
1814 -	June 02, 2008
1815 -	June 03, 2008
1816 -	June 04, 2008
1817 -	June 05, 2008
1818 -	June 06, 2008
1819 -	June 09, 2008
1820 -	June 10, 2008
1821 -	June 11, 2008
1822 -	June 12, 2008
1823 -	June 13, 2008
1824 -	June 17, 2008
1825 -	June 18, 2008
1826 -	June 19, 2008
1827 -	June 20, 2008
1828 -	June 23, 2008
1829 -	June 24, 2008
1830 -	June 25, 2008
1831 -	June 26, 2008
1832 -	June 27, 2008
1833 -	June 30, 2008
1834 -	July 01, 2008
1835 -	July 02, 2008
1836 -	July 03, 2008
1837 -	July 07, 2008
1838 -	July 08, 2008
1839 -	July 09, 2008
1840 -	July 10, 2008
1841 -	July 11, 2008
1842 -	July 14, 2008
1843 -	July 15, 2008
1844 -	July 16, 2008
1845 -	July 17, 2008
1846 -	July 18, 2008
1847 -	July 21, 2008
1848 -	July 22, 2008
1849 -	July 23, 2008
1850 -	July 24, 2008
1851 -	July 25, 2008
1852 -	July 28, 2008
1853 -	July 29, 2008
1854 -	July 30, 2008
1855 -	July 31, 2008
1856 -	August 01, 2008
1857 -	August 04, 2008
1858 -	August 05, 2008
1859 -	August 06, 2008
1860 -	August 07, 2008
1861 -	August 11, 2008
1862 -	August 12, 2008
1863 -	August 13, 2008
1864 -	August 14, 2008
1865 -	August 15, 2008
1866 -	August 18, 2008
1867 -	August 19, 2008
1868 -	August 20, 2008
1869 -	August 21, 2008
1870 -	August 22, 2008
1871 -	August 25, 2008
1872 -	August 26, 2008
1873 -	August 28, 2008
1874 -	August 29, 2008
1875 -	September 03, 2008
1876 -	September 04, 2008
1877 -	September 05, 2008
1878 -	September 08, 2008
1879 -	September 10, 2008
1880 -	September 11, 2008
1881 -	September 12, 2008
1882 -	September 15, 2008
1883 -	September 16, 2008
1884 -	September 17, 2008
1885 -	September 18, 2008
1886 -	September 19, 2008
1887 -	September 22, 2008
1888 -	September 23, 2008
1889 -	September 24, 2008
1890 -	September 25, 2008
1891 -	September 26, 2008
1892 -	September 29, 2008
1893 -	September 30, 2008
1894 -	October 01, 2008
1895 -	October 02, 2008
1896 -	October 03, 2008
1897 -	October 06, 2008
1898 -	October 07, 2008
1899 -	October 08, 2008
1900 -	October 09, 2008
1901 -	October 10, 2008
1902 -	October 13, 2008
1903 -	October 14, 2008
1904 -	October 15, 2008
1905 -	October 16, 2008
1906 -	October 17, 2008
1907 -	October 20, 2008
1908 -	October 21, 2008
1909 -	October 22, 2008
1910 -	October 23, 2008
1911 -	October 24, 2008
1912 -	October 27, 2008
1913 -	October 28, 2008
1914 -	October 29, 2008
1915 -	October 30, 2008
1916 -	October 31, 2008
1917 -	November 03, 2008
1918 -	November 04, 2008
1919 -	November 05, 2008
1920 -	November 06, 2008
1921 -	November 07, 2008
1922 -	November 10, 2008
1923 -	November 11, 2008
1924 -	November 12, 2008
1925 -	November 13, 2008
1926 -	November 14, 2008
1927 -	November 17, 2008
1928 -	November 18, 2008
1929 -	November 19, 2008
1930 -	November 20, 2008
1931 -	November 21, 2008
1932 -	November 24, 2008
1933 -	November 25, 2008
1934 -	November 26, 2008
1935 -	December 01, 2008
1936 -	December 02, 2008
1937 -	December 04, 2008
1938 -	December 05, 2008
1939 -	December 08, 2008
1940 -	December 09, 2008
1941 -	December 10, 2008
1942 -	December 11, 2008
1943 -	December 12, 2008
1944 -	December 15, 2008
1945 -	December 16, 2008
1946 -	December 17, 2008
1947 -	December 19, 2008
1948 -	December 22, 2008
1949 -	December 23, 2008
1950 -	December 24, 2008
1951 -	December 26, 2008
1952 -	December 29, 2008
1953 -	December 31, 2008
1954 -	January 2, 2009
1955 -	January 5, 2009
1956 -	January 6, 2009
1957 -	January 7, 2009
1958 -	January 9, 2009
1959 -	January 12, 2009
1960 -	January 13, 2009
1961 -	January 14, 2009
1962 -	January 15, 2009
1963 -	January 16, 2009
1964 -	January 20, 2009
1965 -	January 21, 2009
1966 -	January 22, 2009
1967 -	January 27, 2009
1968 -	January 28, 2009
1969 -	January 29, 2009
1970 -	February 2, 2009
1971 -	February 3, 2009
1972 -	February 4, 2009
1973 -	February 5, 2009
1974 -	February 6, 2009
1975 -	February 9, 2009
1976 -	February 10, 2009
1977 -	February 11, 2009
1978 -	February 12, 2009
1979 -	February 13, 2009
1980 -	February 17, 2009
1981 -	February 18, 2009
1982 -	February 19, 2009
1983 -	February 20, 2009
1984 -	February 23, 2009
1985 -	February 24, 2009
1986 -	February 25, 2009
1987 -	March 2, 2009
1988 -	March 4, 2009
1989 -	March 5, 2009
1990 -	March 6, 2009
1991 -	March 9, 2009
1992 -	March 10, 2009
1993 -	March 11, 2009
1994 -	March 12, 2009
1995 -	March 13, 2009
1996 -	March 16, 2009
1997 -	March 17, 2009
1998 -	March 18, 2009
1999 -	March 19, 2009
2000 -	March 20, 2009
2001 -	March 24, 2009
2002 -	March 25, 2009
2003 -	March 26, 2009
2004 -	March 27, 2009
2005 -	March 30, 2009
2006 -	March 31, 2009
2007 -	April 1, 2009
2008 -	April 2, 2009
2009 -	April 3, 2009
2010 -	April 6, 2009
2011 -	April 7, 2009
2012 -	April 8, 2009
2013 -	April 9, 2009
2014 -	April 13, 2009
2015 -	April 14, 2009
2016 -	April 15, 2009
2017 -	April 16, 2009
2018 -	April 17, 2009
2019 -	April 20, 2009
2020 -	April 21, 2009
2021 -	April 22, 2009
2022 -	April 23, 2009
2023 -	April 24, 2009
2024 -	April 27, 2009
2025 -	April 28, 2009
2026 -	April 30, 2009
2027 -	May 1, 2009
2028 -	May 4, 2009
2029 -	May 5, 2009
2030 -	May 6, 2009
2031 -	May 7, 2009
2032 -	May 8, 2009
2033 -	May 11, 2009
2034 -	May 12, 2009
2035 -	May 13, 2009
2036 -	May 14, 2009
2037 -	May 15, 2009
2038 -	May 18, 2009
2039 -	May 19, 2009
2040 -	May 20, 2009
2041 -	May 21, 2009
2042 -	May 22, 2009
2043 -	May 27, 2009
2044 -	May 28, 2009
2045 -	May 29, 2009
2046 -	June 1, 2009
2047 -	June 2, 2009
2048 -	June 3, 2009
2049 -	June 4, 2009
2050 -	June 5, 2009
2051 -	June 8, 2009
2052 -	June 9, 2009
2053 -	June 10, 2009
2054 -	June 11, 2009
2055 -	June 12, 2009
2056 -	June 15, 2009
2057 -	June 16, 2009
2058 -	June 17, 2009
2059 -	June 18, 2009
2068 -	July 1, 2009
2069 -	July 2, 2009
2070 -	July 6, 2009
2071 -	July 7, 2009
2072 -	July 8, 2009
2073 -	July 9, 2009
2074 -	July 10, 2009
2075 -	July 13, 2009
2076 -	July 14, 2009
2077 -	July 15, 2009
2078 -	July 16, 2009
2079 -	July 17, 2009
2080 -	July 20, 2009
2081 -	July 21, 2009
2082 -	July 22, 2009
2083 -	July 23, 2009
2084 -	July 24, 2009
2085 -	July 27, 2009
2086 -	July 28, 2009
2087 -	July 29, 2009
2088 -	July 30, 2009
2089 -	July 31, 2009
2090 -	August 3, 2009
2091 -	August 4, 2009
2092 -	August 5, 2009
2093 -	August 6, 2009
2094 -	August 7, 2009
2095 -	August 10, 2009
2096 -	August 11, 2009
2097 -	August 12, 2009
2098 -	August 13, 2009
2099 -	August 14, 2009
2100 -	August 17, 2009
2101 -	August 18, 2009
2102 -	August 19, 2009
2103 -	August 20, 2009
2104 -	August 21, 2009
2105 -	August 24, 2009
2106 -	August 25, 2009
2107 -	August 26, 2009
2108 -	August 27, 2009
2109 -	August 28, 2009
2110 -	August 31, 2009
2111 -	September 1, 2009
2112 -	September 2, 2009
2113 -	September 3, 2009
2114 -	September 4, 2009
2115 -	September 8, 2009
2116 -	September 9, 2009
2117 -	September 10, 2009
2118 -	September 11, 2009
2119 -	September 14, 2009
2120 -	September 15, 2009
2121 -	September 16, 2009
2122 -	September 17, 2009
2123 -	September 18, 2009
2124 -	September 21, 2009
2125 -	September 22, 2009
2126 -	September 23, 2009
2127 -	September 24, 2009
2128 -	September 25, 2009
2129 -	September 28, 2009
2130 -	September 29, 2009
2131 -	September 30, 2009
2132 -	October 1, 2009
2133 -	October 2, 2009
2134 -	October 5, 2009
2135 -	October 6, 2009
2136 -	October 7, 2009
2137 -	October 8, 2009
2138 -	October 9, 2009
2139 -	October 12, 2009
2140 -	October 13, 2009
2141 -	October 14, 2009
2142 -	October 15, 2009
2143 -	October 16, 2009
2144 -	October 19, 2009
2145 -	October 20, 2009
2146 -	October 21, 2009
2147 -	October 22, 2009
2148 -	October 23, 2009
2149 -	October 26, 2009
2150 -	October 27, 2009
2151 -	October 28, 2009
2152 -	October 29, 2009
2153 -	October 30, 2009
2154 -	November 2, 2009
2155 -	November 3, 2009
2156 -	November 4, 2009
2157 -	November 5, 2009
2158 -	November 6, 2009
2159 -	November 9, 2009
2160 -	November 10, 2009
2161 -	November 11, 2009
2162 -	November 12, 2009
2163 -	November 13, 2009
2164 -	November 16, 2009
2165 -	November 17, 2009
2166 -	November 18, 2009
2167 -	November 19, 2009
2168 -	November 20, 2009
2169 -	November 23, 2009
2170 -	November 24, 2009
2171 -	November 25, 2009
2172 -	November 27, 2009
2173 -	November 30, 2009
2174 -	December 1, 2009
2175 -	December 2, 2009
2176 -	December 3, 2009
2177 -	December 7, 2009
2178 -	December 8, 2009
2179 -	December 9, 2009
2180 -	December 10, 2009
2181 -	December 11, 2009
2182 -	December 14, 2009
2183 -	December 15, 2009
2184 -	December 16, 2009
2185 -	December 17, 2009
2186 -	December 18, 2009
2187 -	December 21, 2009
2188 -	December 22, 2009
2189 -	December 23, 2009
2190 -	December 24, 2009
2191 -	December 28, 2009
2192 -	December 29, 2009
2193 -	December 30, 2009
2194 -	December 31, 2009

Jackson National Separate Account I

Financial Statements December 31, 2009

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Assets
Investments, at value (a)	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695
Receivables:
Investment securities sold	83,029	199,279	222,596	141,060	246,299	669,354	492,984	94,473	896,298	166,380
Sub-account units sold	571,139	834,304	1,607,840	540,711	249,855	311,237	213,525	456,192	326,256	198,981
Total assets	195,432,866	304,810,475	352,890,923	226,389,237	215,079,474	187,931,403	219,320,309	86,585,634	266,280,777	240,356,056

Liabilities
Payables:
Investment securities purchased	571,139	834,304	1,607,840	540,711	249,855	311,237	213,525	456,192	326,256	198,981
Sub-account units redeemed	75,114	186,610	207,944	131,417	236,758	661,169	483,219	90,727	884,827	156,287
Insurance fees due to Jackson	7,915	12,669	14,652	9,643	9,541	8,185	9,765	3,746	11,471	10,093
Total liabilities	654,168	1,033,583	1,830,436	681,771	496,154	980,591	706,509	550,665	1,222,554	365,361
Net assets (Note 7)	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695

(a) Investment shares	15,300,762	22,943,874	25,870,338	16,156,583	28,497,121	20,167,294	20,336,167	8,509,888	30,051,953	11,471,831
Investments at cost	$ 183,643,193	$ 282,469,551	$ 327,869,169	$ 211,913,116	$ 235,470,416	$ 202,028,220	$ 224,248,595	$ 85,844,014	$ 282,108,737	$ 235,249,131

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Assets
Investments, at value (a)	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965
Receivables:
Investment securities sold	1,051,388	168,989	2,039,299	533,475	104,069	1,301,220	1,098,236	74,712	365,296	203,309
Sub-account units sold	165,543	378,861	1,235,507	91,805	177,850	1,022,397	303,918	89,495	380,326	608,370
Total assets	93,264,592	284,872,458	503,167,627	87,390,068	76,890,808	182,115,586	797,040,149	82,897,036	407,280,709	146,811,644

Liabilities
Payables:
Investment securities purchased	165,543	378,861	1,235,507	91,805	177,850	1,022,397	303,918	89,495	380,326	608,370
Sub-account units redeemed	1,047,356	157,104	2,016,988	529,654	100,735	1,293,353	1,062,748	71,117	347,386	196,968
Insurance fees due to Jackson	4,032	11,885	22,311	3,821	3,334	7,867	35,488	3,595	17,910	6,341
Total liabilities	1,216,931	547,850	3,274,806	625,280	281,919	2,323,617	1,402,154	164,207	745,622	811,679
Net assets (Note 7)	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965

(a) Investment shares	13,437,615	15,083,534	53,123,573	11,446,542	11,660,409	11,132,630	96,792,943	10,828,904	43,760,505	19,185,278
Investments at cost	$ 84,904,947	$ 273,908,652	$ 473,890,840	$ 78,499,923	$ 88,931,897	$ 179,586,394	$ 847,139,353	$ 84,601,889	$ 411,893,970	$ 149,011,772

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Assets
Investments, at value (a)	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016
Receivables:
Investment securities sold	356,743	532,824	1,427,764	154,249	115,937	609,682	181,691	632,779	807,992	264,110
Sub-account units sold	139,324	526,610	312,181	136,484	1,975,423	531,124	126,685	1,022,636	1,266,742	169,360
Total assets	126,794,825	366,242,621	128,480,829	130,414,353	159,923,117	271,311,278	115,725,830	391,383,579	533,773,088	150,736,486

Liabilities
Payables:
Investment securities purchased	139,324	526,610	312,181	136,484	1,975,423	531,124	126,685	1,022,636	1,266,742	169,360
Sub-account units redeemed	351,166	516,595	1,422,066	148,492	109,125	597,528	176,809	615,396	784,364	257,437
Insurance fees due to Jackson	5,577	16,229	5,698	5,757	6,812	12,154	4,882	17,383	23,628	6,673
Total liabilities	496,067	1,059,434	1,739,945	290,733	2,091,360	1,140,806	308,376	1,655,415	2,074,734	433,470
Net assets (Note 7)	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016

(a) Investment shares	14,483,803	31,265,684	10,659,452	15,201,358	15,161,552	37,680,679	7,240,744	31,455,058	53,383,369	15,888,268
Investments at cost	$ 121,302,264	$ 362,786,047	$ 119,728,675	$ 132,767,405	$ 157,002,620	$ 330,118,331	$ 111,601,148	$ 384,313,303	$ 483,137,118	$ 173,567,953

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334
Receivables:
Investment securities sold	-	24,601	9,614	115,480	1,003,293	501,188	58,688	21,816	476,208	358,398
Sub-account units sold	-	1,401,013	15,153	63,778	412,870	587,559	4,798	48,259	282,571	172,339
Total assets	-	24,456,191	11,204,204	172,694,771	384,669,572	467,400,875	39,240,163	33,233,438	339,032,804	231,808,071

Liabilities
Payables:
Investment securities purchased	-	1,401,013	15,153	63,778	412,870	587,559	4,798	48,259	282,571	172,339
Sub-account units redeemed	-	23,664	9,125	108,214	986,050	480,293	56,875	20,343	461,118	347,919
Insurance fees due to Jackson	-	937	489	7,266	17,243	20,895	1,813	1,473	15,090	10,479
Total liabilities	-	1,425,614	24,767	179,258	1,416,163	1,088,747	63,486	70,075	758,779	530,737
Net assets (Note 7)	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334

(a) Investment shares	-	1,875,454	979,793	23,993,813	36,851,289	40,940,485	13,555,943	4,084,158	42,126,280	37,914,317
Investments at cost	$ -	$ 20,890,421	$ 9,890,376	$ 176,806,282	$ 404,434,850	$ 460,458,031	$ 44,268,836	$ 31,627,002	$ 415,289,375	$ 319,163,643

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Assets
Investments, at value (a)	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153
Receivables:
Investment securities sold	-	36,776	1,155,816	1,058,140	4,653	322,713	113,924	524,336	6,246,863	1,088,360
Sub-account units sold	-	66,651	147,370	254,774	22,089	1,107,538	76,790	344,441	796,907	151,530
Total assets	-	12,399,438	141,235,942	572,605,418	6,542,975	152,516,329	181,890,083	449,580,073	3,119,646,753	395,706,043

Liabilities
Payables:
Investment securities purchased	-	66,651	147,370	254,774	22,089	1,107,538	76,790	344,441	796,907	151,530
Sub-account units redeemed	-	36,266	1,149,330	1,032,454	4,360	315,970	106,293	504,246	6,107,418	1,070,718
Insurance fees due to Jackson	-	510	6,486	25,686	293	6,743	7,631	20,090	139,445	17,642
Total liabilities	-	103,427	1,303,186	1,312,914	26,742	1,430,251	190,714	868,777	7,043,770	1,239,890
Net assets (Note 7)	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153

(a) Investment shares	-	1,088,143	21,830,383	38,679,249	659,538	13,685,333	21,656,659	37,706,832	410,633,639	49,493,871
Investments at cost	$ -	$ 12,040,181	$ 141,573,522	$ 604,857,472	$ 6,590,228	$ 152,186,905	$ 168,838,917	$ 481,578,791	$4,330,052,221	$ 457,462,182

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Assets
Investments, at value (a)	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419
Receivables:
Investment securities sold	181,757	284,679	2,298,957	27,330	514,139	34,200	1,032,270	1,354,964	241,655	841,702
Sub-account units sold	72,536	167,148	300,815	72,246	165,869	84,788	161,958	1,022,127	1,081,638	405,610
Total assets	84,282,894	80,331,920	436,944,612	15,821,308	321,046,506	32,520,060	360,858,545	665,273,210	124,452,444	290,049,731

Liabilities
Payables:
Investment securities purchased	72,536	167,148	300,815	72,246	165,869	84,788	161,958	1,022,127	1,081,638	405,610
Sub-account units redeemed	177,868	281,049	2,278,713	26,645	499,725	32,757	1,015,928	1,325,537	236,025	828,762
Insurance fees due to Jackson	3,889	3,630	20,244	685	14,414	1,443	16,342	29,427	5,630	12,940
Total liabilities	254,293	451,827	2,599,772	99,576	680,008	118,988	1,194,228	2,377,091	1,323,293	1,247,312
Net assets (Note 7)	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419

(a) Investment shares	8,548,179	10,868,040	19,159,455	1,396,246	32,623,880	3,711,463	32,199,133	70,671,228	13,112,796	29,865,814
Investments at cost	$ 81,551,329	$ 84,799,445	$ 479,471,644	$ 15,187,726	$ 398,130,293	$ 31,279,253	$ 374,717,106	$ 651,468,021	$ 102,639,165	$ 459,006,789

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -
Receivables:
Investment securities sold	487,107	1,771,618	914,929	308,514	299,642	147,746	623,683	1,148,482	3,459,898	-
Sub-account units sold	150,102	1,481,328	399,410	131,507	413,510	279,423	1,163,725	1,042,071	2,689,006	-
Total assets	363,893,086	228,544,799	525,790,027	283,426,323	174,594,365	96,903,262	218,527,802	697,165,607	1,679,995,214	-

Liabilities
Payables:
Investment securities purchased	150,102	1,481,328	399,410	131,507	413,510	279,423	1,163,725	1,042,071	2,689,006	-
Sub-account units redeemed	470,682	1,761,334	890,939	295,721	292,018	143,409	614,020	1,117,062	3,385,541	-
Insurance fees due to Jackson	16,425	10,284	23,990	12,793	7,624	4,337	9,663	31,420	74,357	-
Total liabilities	637,209	3,252,946	1,314,339	440,021	713,152	427,169	1,787,408	2,190,553	6,148,904	-
Net assets (Note 7)	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -

(a) Investment shares	36,180,864	34,928,970	48,607,571	45,790,664	19,024,203	11,852,100	28,111,594	60,066,988	137,313,069	-
Investments at cost	$ 368,769,110	$ 190,867,143	$ 675,379,564	$ 387,012,221	$ 198,596,734	$ 84,393,702	$ 184,207,272	$ 672,528,215	$1,658,591,008	$ -

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Assets
Investments, at value (a)	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483
Receivables:
Investment securities sold	884,559	35,163	17,590	50,383	91,108	858,847	85,059	43,811	93,692	853,506
Sub-account units sold	639,548	60,912	28,102	61,828	101,843	565,603	889,558	19,341	111,496	361,308
Total assets	492,833,914	19,321,070	14,793,933	89,000,813	111,762,340	593,437,531	89,854,969	74,980,678	159,131,609	195,301,297

Liabilities
Payables:
Investment securities purchased	639,548	60,912	28,102	61,828	101,843	565,603	889,558	19,341	111,496	361,308
Sub-account units redeemed	862,587	34,254	16,917	46,692	86,333	832,734	81,149	40,565	86,908	845,353
Insurance fees due to Jackson	21,972	909	673	3,691	4,775	26,113	3,910	3,246	6,784	8,153
Total liabilities	1,524,107	96,075	45,692	112,211	192,951	1,424,450	974,617	63,152	205,188	1,214,814
Net assets (Note 7)	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483

(a) Investment shares	79,887,774	2,330,302	1,762,036	8,497,954	13,894,071	61,990,898	8,932,699	9,805,959	17,777,005	23,961,294
Investments at cost	$ 460,269,446	$ 16,744,624	$ 13,269,243	$ 100,763,404	$ 94,773,707	$ 499,362,114	$ 76,772,330	$ 71,858,162	$ 154,933,645	$ 188,700,577

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio	Strategy Portfolio
Assets
Investments, at value (a)	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -
Receivables:
Investment securities sold	52,096	-	229,165	608,250	435,810	1,538,674	674,221	1,301,739	-	-
Sub-account units sold	391,369	-	1,485,787	691,096	833,393	2,074,655	985,118	4,665,522	-	-
Total assets	79,661,644	-	88,055,750	509,972,663	573,981,798	1,333,188,774	931,970,460	1,631,026,219	-	-

Liabilities
Payables:
Investment securities purchased	391,369	-	1,485,787	691,096	833,393	2,074,655	985,118	4,665,522	-	-
Sub-account units redeemed	48,666	-	225,348	586,684	409,672	1,481,503	632,851	1,230,330	-	-
Insurance fees due to Jackson	3,430	-	3,817	21,566	26,138	57,171	41,370	71,409	-	-
Total liabilities	443,465	-	1,714,952	1,299,346	1,269,203	3,613,329	1,659,339	5,967,261	-	-
Net assets (Note 7)	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -

(a) Investment shares	9,116,016	-	8,855,466	48,630,336	55,388,065	136,928,470	89,367,063	154,180,167	-	-
Investments at cost	$ 68,549,756	$ -	$ 74,427,850	$ 538,217,615	$ 579,154,116	$1,441,214,934	$ 944,816,048	$1,693,224,586	$ -	$ -

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Assets
Investments, at value (a)	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343
Receivables:
Investment securities sold	-	-	-	-	48,977	1,248,903	3,537,726	839,852	629,801	763,728
Sub-account units sold	-	-	-	-	72,831	1,674,754	4,669,192	191,847	1,716,613	988,840
Total assets	-	-	-	-	53,622,357	701,722,864	822,149,682	246,716,456	550,710,821	592,121,911

Liabilities
Payables:
Investment securities purchased	-	-	-	-	72,831	1,674,754	4,669,192	191,847	1,716,613	988,840
Sub-account units redeemed	-	-	-	-	46,593	1,219,398	3,500,693	829,078	606,691	738,405
Insurance fees due to Jackson	-	-	-	-	2,384	29,505	37,033	10,774	23,110	25,323
Total liabilities	-	-	-	-	121,808	2,923,657	8,206,918	1,031,699	2,346,414	1,752,568
Net assets (Note 7)	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343

(a) Investment shares	-	-	-	-	5,879,181	46,555,577	813,942,764	15,943,203	30,163,059	24,815,861
Investments at cost	$ -	$ -	$ -	$ -	$ 47,868,016	$ 697,004,164	$ 813,942,763	$ 250,435,743	$ 538,142,726	$ 584,032,655

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ 182,385,335	$ 318,777,332
Receivables:
Investment securities sold	474,447	785,083
Sub-account units sold	358,772	667,277
Total assets	183,218,554	320,229,692

Liabilities
Payables:
Investment securities purchased	358,772	667,277
Sub-account units redeemed	466,327	771,045
Insurance fees due to Jackson	8,120	14,038
Total liabilities	833,219	1,452,360
Net assets (Note 7)	$ 182,385,335	$ 318,777,332

(a) Investment shares	18,783,248	33,768,785
Investments at cost	$ 185,833,739	$ 361,339,849

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Investment income
Dividends	$ -	$ -	$ -	$ -	$ 3,911,099	$ 2,975,216	$ 516,222	$ -	$ 5,264,340	$ 3,099,374

Expenses
Insurance charges (Note 3)	816,915	1,402,531	1,559,446	991,751	2,444,256	2,104,397	2,745,131	917,391	3,204,559	2,516,708
Total expenses	816,915	1,402,531	1,559,446	991,751	2,444,256	2,104,397	2,745,131	917,391	3,204,559	2,516,708
Net investment income (loss)	(816,915)	(1,402,531)	(1,559,446)	(991,751)	1,466,843	870,819	(2,228,909)	(917,391)	2,059,781	582,666

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	569,763	907,146	1,311,978	1,210,730	(25,489,475)	(21,656,778)	(12,180,762)	(5,846,587)	(17,681,993)	(9,145,573)
Net change in unrealized appreciation
(depreciation) on investments	11,135,505	21,307,340	23,191,318	13,794,351	70,371,385	60,376,379	51,855,882	23,426,097	54,032,345	59,696,023
Net realized and unrealized gain (loss)	11,705,268	22,214,486	24,503,296	15,005,081	44,881,910	38,719,601	39,675,120	17,579,510	36,350,352	50,550,450

Net increase (decrease) in net assets
from operations	$ 10,888,353	$ 20,811,955	$ 22,943,850	$ 14,013,330	$ 46,348,753	$ 39,590,420	$ 37,446,211	$ 16,662,119	$ 38,410,133	$ 51,133,116

(a) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Investment income
Dividends	$ 985,210	$ 345,769	$ 3,354,230	$ 546,517	$ 769,228	$ -	$ 426,422	$ 1,210,146	$ 21,529,566	$ 4,448,658

Expenses
Insurance charges (Note 3)	693,151	2,865,682	5,226,724	962,253	863,651	2,130,539	10,387,102	818,374	4,667,811	1,489,525
Total expenses	693,151	2,865,682	5,226,724	962,253	863,651	2,130,539	10,387,102	818,374	4,667,811	1,489,525
Net investment income (loss)	292,059	(2,519,913)	(1,872,494)	(415,736)	(94,423)	(2,130,539)	(9,960,680)	391,772	16,861,755	2,959,133

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	(139,599)	(7,943,738)	(34,564,694)	(3,573,460)	(11,174,627)	(20,468,357)	(56,550,050)	(3,822,165)	(13,262,770)	(4,743,092)
Net change in unrealized appreciation
(depreciation) on investments	13,970,979	66,429,328	156,076,506	19,071,690	25,739,003	63,535,619	227,354,032	17,400,742	75,548,281	24,788,539
Net realized and unrealized gain (loss)	13,831,380	58,485,590	121,511,812	15,498,230	14,564,376	43,067,262	170,803,982	13,578,577	62,285,511	20,045,447

Net increase (decrease) in net assets
from operations	$ 14,123,439	$ 55,965,677	$ 119,639,318	$ 15,082,494	$ 14,469,953	$ 40,936,723	$ 160,843,302	$ 13,970,349	$ 79,147,266	$ 23,004,580

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Investment income
Dividends	$ 802,740	$ 14,830,465	$ 99,044	$ 1,134,868	$ -	$ 9,827,757	$ -	$ 9,693,197	$ 7,034,966	$ 1,004,025

Expenses
Insurance charges (Note 3)	1,386,992	4,918,581	866,042	1,480,856	292,949	3,463,859	1,294,223	6,714,296	4,889,406	1,991,681
Total expenses	1,386,992	4,918,581	866,042	1,480,856	292,949	3,463,859	1,294,223	6,714,296	4,889,406	1,991,681
Net investment income (loss)	(584,252)	9,911,884	(766,998)	(345,988)	(292,949)	6,363,898	(1,294,223)	2,978,901	2,145,560	(987,656)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	1,375,613	-	-	-	-	-	-	-	-
Investments	(10,346,529)	(2,338,856)	1,478,585	(12,344,747)	10,384	(48,159,055)	(6,697,805)	11,130,184	(25,794,180)	(27,854,802)
Net change in unrealized appreciation
(depreciation) on investments	35,250,727	24,683,024	6,928,043	38,363,280	829,137	94,698,284	37,524,827	(7,340,214)	164,677,660	67,758,543
Net realized and unrealized gain (loss)	24,904,198	23,719,781	8,406,628	26,018,533	839,521	46,539,229	30,827,022	3,789,970	138,883,480	39,903,741

Net increase (decrease) in net assets
from operations	$ 24,319,946	$ 33,631,665	$ 7,639,630	$ 25,672,545	$ 546,572	$ 52,903,127	$ 29,532,799	$ 6,768,871	$ 141,029,040	$ 38,916,085

(a) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Investment income
Dividends	$ 263,809	$ 59,022	$ 60,037	$ 5,807,068	$ 14,718,435	$ 11,848,232	$ 1,384,034	$ 167,763	$ -	$ 13,739,502

Expenses
Insurance charges (Note 3)	220,138	122,048	71,167	1,942,104	5,311,483	6,347,783	476,449	408,705	4,946,114	3,065,920
Total expenses	220,138	122,048	71,167	1,942,104	5,311,483	6,347,783	476,449	408,705	4,946,114	3,065,920
Net investment income (loss)	43,671	(63,026)	(11,130)	3,864,964	9,406,952	5,500,449	907,585	(240,942)	(4,946,114)	10,673,582

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	111,177	-	5,656,282	-	318,265	-	-	-	-
Investments	(51,141,343)	667,722	135,377	(8,696,871)	(55,920,466)	2,589,386	(8,210,801)	(4,642,402)	(64,313,567)	(51,482,928)
Net change in unrealized appreciation
(depreciation) on investments	47,422,828	2,125,517	1,266,280	29,667,320	179,846,912	6,718,737	12,756,700	11,179,745	108,925,800	78,626,338
Net realized and unrealized gain (loss)	(3,718,515)	2,904,416	1,401,657	26,626,731	123,926,446	9,626,388	4,545,899	6,537,343	44,612,233	27,143,410

Net increase (decrease) in net assets
from operations	$ (3,674,844)	$ 2,841,390	$ 1,390,527	$ 30,491,695	$ 133,333,398	$ 15,126,837	$ 5,453,484	$ 6,296,401	$ 39,666,119	$ 37,816,992

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(a)	Portfolio	Sector Portfolio	Portfolio	Portfolio(b)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Investment income
Dividends	$ 1,132,976	$ 236,627	$ 1,919,075	$ -	$ -	$ 1,650,420	$ 1,505,327	$ 9,609,609	$ 100,589,155	$ 8,838,940

Expenses
Insurance charges (Note 3)	155,921	62,132	1,841,850	8,671,495	15,546	1,987,688	1,627,498	5,857,599	44,851,872	5,291,781
Total expenses	155,921	62,132	1,841,850	8,671,495	15,546	1,987,688	1,627,498	5,857,599	44,851,872	5,291,781
Net investment income (loss)	977,055	174,495	77,225	(8,671,495)	(15,546)	(337,268)	(122,171)	3,752,010	55,737,283	3,547,159

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	531,284	-	-	-	4,587,898	1,715,517	30,044	-	-
Investments	(27,416,638)	311,712	(20,601,915)	(61,275,270)	(4,789)	(13,426,085)	(2,700,131)	(35,347,166)	(549,672,000)	(50,089,173)
Net change in unrealized appreciation
(depreciation) on investments	23,709,759	238,344	45,976,882	204,079,051	(73,995)	30,511,787	27,398,241	125,585,066	1,062,884,101	147,283,299
Net realized and unrealized gain (loss)	(3,706,879)	1,081,340	25,374,967	142,803,781	(78,784)	21,673,600	26,413,627	90,267,944	513,212,101	97,194,126

Net increase (decrease) in net assets
from operations	$ (2,729,824)	$ 1,255,835	$ 25,452,192	$ 134,132,286	$ (94,330)	$ 21,336,332	$ 26,291,456	$ 94,019,954	$ 568,949,384	$ 100,741,285

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Investment income
Dividends	$ -	$ 3,215,347	$ 3,537,612	$ 185,346	$ -	$ 59,905	$ 3,438,080	$ 8,204,665	$ 788,504	$ 2,471,176

Expenses
Insurance charges (Note 3)	1,153,050	1,139,022	6,251,156	102,870	4,962,028	422,472	4,571,398	8,019,069	1,272,854	4,361,802
Total expenses	1,153,050	1,139,022	6,251,156	102,870	4,962,028	422,472	4,571,398	8,019,069	1,272,854	4,361,802
Net investment income (loss)	(1,153,050)	2,076,325	(2,713,544)	82,476	(4,962,028)	(362,567)	(1,133,318)	185,596	(484,350)	(1,890,626)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	29,214,193	640,331	-	-	-	-	-	-
Investments	(7,314,036)	(9,879,373)	(51,083,274)	271,128	(62,171,121)	(3,501,276)	(35,449,358)	(31,749,980)	(2,062,714)	(81,604,959)
Net change in unrealized appreciation
(depreciation) on investments	27,847,090	28,053,641	92,537,937	498,770	115,125,416	7,762,758	123,486,425	153,029,741	34,497,915	90,695,758
Net realized and unrealized gain (loss)	20,533,054	18,174,268	70,668,856	1,410,229	52,954,295	4,261,482	88,037,067	121,279,761	32,435,201	9,090,799

Net increase (decrease) in net assets
from operations	$ 19,380,004	$ 20,250,593	$ 67,955,312	$ 1,492,705	$ 47,992,267	$ 3,898,915	$ 86,903,749	$ 121,465,357	$ 31,950,851	$ 7,200,173

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)
Investment income
Dividends	$ 2,550,860	$ 147,856	$ 640,123	$ 4,126,817	$ 2,128,807	$ 4,399	$ -	$ 15,731,170	$ 37,184,207	$ 2,904,837

Expenses
Insurance charges (Note 3)	4,538,347	2,191,203	8,385,217	3,967,198	2,038,434	757,734	1,706,845	8,823,255	19,458,333	395,320
Total expenses	4,538,347	2,191,203	8,385,217	3,967,198	2,038,434	757,734	1,706,845	8,823,255	19,458,333	395,320
Net investment income (loss)	(1,987,487)	(2,043,347)	(7,745,094)	159,619	90,373	(753,335)	(1,706,845)	6,907,915	17,725,874	2,509,517

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,766,998	-	-	-	8,667,618	-	-	-	39,557,175	-
Investments	(26,446,035)	(2,365,479)	(98,189,308)	(45,707,698)	(15,563,703)	3,710,416	7,811,603	(6,012,254)	670,211	(14,687,194)
Net change in unrealized appreciation
(depreciation) on investments	103,756,706	64,904,153	165,925,431	96,440,533	47,214,943	12,923,808	40,729,924	73,167,378	85,014,664	20,884,420
Net realized and unrealized gain (loss)	79,077,669	62,538,674	67,736,123	50,732,835	40,318,858	16,634,224	48,541,527	67,155,124	125,242,050	6,197,226

Net increase (decrease) in net assets
from operations	$ 77,090,182	$ 60,495,327	$ 59,991,029	$ 50,892,454	$ 40,409,231	$ 15,880,889	$ 46,834,682	$ 74,063,039	$ 142,967,924	$ 8,706,743

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Investment income
Dividends	$ 27,904,671	$ 72,662	$ 50,418	$ 3,852,503	$ 3,271,112	$ 4,906,975	$ 9,625	$ 1,589,730	$ 2,688,609	$ 3,754,159

Expenses
Insurance charges (Note 3)	5,393,973	180,510	140,941	1,018,237	916,177	6,559,870	1,046,084	748,608	1,543,919	1,815,446
Total expenses	5,393,973	180,510	140,941	1,018,237	916,177	6,559,870	1,046,084	748,608	1,543,919	1,815,446
Net investment income (loss)	22,510,698	(107,848)	(90,523)	2,834,266	2,354,935	(1,652,895)	(1,036,459)	841,122	1,144,690	1,938,713

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	163,247	4,180	-	921,067	1,007,603	2,120,551
Investments	(16,130,787)	(642,372)	(371,804)	(11,283,135)	3,303,134	(5,460,702)	2,227,986	(1,615,057)	(1,887,011)	(6,283,009)
Net change in unrealized appreciation
(depreciation) on investments	109,699,919	4,226,847	3,030,435	33,373,404	18,194,731	155,995,559	19,904,848	11,668,979	17,301,781	27,577,540
Net realized and unrealized gain (loss)	93,569,132	3,584,475	2,658,631	22,090,269	21,661,112	150,539,037	22,132,834	10,974,989	16,422,373	23,415,082

Net increase (decrease) in net assets
from operations	$ 116,079,830	$ 3,476,627	$ 2,568,108	$ 24,924,535	$ 24,016,047	$ 148,886,142	$ 21,096,375	$ 11,816,111	$ 17,567,063	$ 25,353,795

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio(a)	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)
Investment income
Dividends	$ 18,533	$ 2,464	$ 15,994	$ 9,766,001	$ 9,379,988	$ 20,814,214	$ 10,088,449	$ 9,866,449	$ 3,563	$ 16,437

Expenses
Insurance charges (Note 3)	780,011	964	802,928	6,186,639	7,870,455	14,754,132	11,018,038	19,041,315	1,068	1,764
Total expenses	780,011	964	802,928	6,186,639	7,870,455	14,754,132	11,018,038	19,041,315	1,068	1,764
Net investment income (loss)	(761,478)	1,500	(786,934)	3,579,362	1,509,533	6,060,082	(929,589)	(9,174,866)	2,495	14,673

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	9	15,048,762	5,459,571	39,354,065	10,111,050	36,855,384	-	-
Investments	(1,187,257)	(330,238)	(1,714,551)	(26,200,185)	(11,002,192)	(60,744,492)	(23,143,619)	(49,520,939)	(285,852)	(385,576)
Net change in unrealized appreciation
(depreciation) on investments	15,009,058	295,356	22,003,299	111,937,906	55,969,297	236,592,798	116,809,198	253,504,869	257,982	313,075
Net realized and unrealized gain (loss)	13,821,801	(34,882)	20,288,757	100,786,483	50,426,676	215,202,371	103,776,629	240,839,314	(27,870)	(72,501)

Net increase (decrease) in net assets
from operations	$ 13,060,323	$ (33,382)	$ 19,501,823	$ 104,365,845	$ 51,936,209	$ 221,262,453	$ 102,847,040	$ 231,664,448	$ (25,375)	$ (57,828)

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Investment income
Dividends	$ 893,387	$ 332,197	$ 188,046	$ 1,904,907	$ 8,394	$ 14,975,061	$ 1,768,112	$ 3,280,527	$ 1,277,214	$ -

Expenses
Insurance charges (Note 3)	386,477	183,406	105,540	648,126	646,366	8,133,469	16,843,346	2,992,312	6,063,084	6,637,191
Total expenses	386,477	183,406	105,540	648,126	646,366	8,133,469	16,843,346	2,992,312	6,063,084	6,637,191
Net investment income (loss)	506,910	148,791	82,506	1,256,781	(637,972)	6,841,592	(15,075,234)	288,215	(4,785,870)	(6,637,191)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	463,948	292,155	1,200,309	6	-	-	-	-	300,021
Investments	(2,625,761)	(970,172)	(672,600)	(2,796,550)	(2,996,866)	(21,221,781)	2	(17,170,845)	(26,691,263)	(32,131,179)
Net change in unrealized appreciation
(depreciation) on investments	8,284,059	3,797,173	2,458,450	6,914,383	14,258,807	105,974,763	(1)	56,847,641	169,951,443	193,451,052
Net realized and unrealized gain (loss)	5,658,298	3,290,949	2,078,005	5,318,142	11,261,947	84,752,982	1	39,676,796	143,260,180	161,619,894

Net increase (decrease) in net assets
from operations	$ 6,165,208	$ 3,439,740	$ 2,160,511	$ 6,574,923	$ 10,623,975	$ 91,594,574	$ (15,075,233)	$ 39,965,011	$ 138,474,310	$ 154,982,703

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Investment income
Dividends	$ 5,033,868	$ 4,244,294

Expenses
Insurance charges (Note 3)	2,170,315	3,967,547
Total expenses	2,170,315	3,967,547
Net investment income (loss)	2,863,553	276,747

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,629,992	-
Investments	(1,382,461)	(34,283,208)
Net change in unrealized appreciation
(depreciation) on investments	3,931,856	110,097,185
Net realized and unrealized gain (loss)	4,179,387	75,813,977

Net increase (decrease) in net assets
from operations	$ 7,042,940	$ 76,090,724

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Operations
Net investment income (loss)	$ (816,915)	$ (1,402,531)	$ (1,559,446)	$ (991,751)	$ 1,466,843	$ 870,819	$ (2,228,909)	$ (917,391)	$ 2,059,781	$ 582,666
Net realized gain (loss) on investments	569,763	907,146	1,311,978	1,210,730	(25,489,475)	(21,656,778)	(12,180,762)	(5,846,587)	(17,681,993)	(9,145,573)
Net change in unrealized appreciation
(depreciation) on investments	11,135,505	21,307,340	23,191,318	13,794,351	70,371,385	60,376,379	51,855,882	23,426,097	54,032,345	59,696,023
Net increase (decrease) in net assets
from operations	10,888,353	20,811,955	22,943,850	14,013,330	46,348,753	39,590,420	37,446,211	16,662,119	38,410,133	51,133,116

Contract transactions 1
Purchase payments (Note 4)	134,780,147	177,737,972	202,781,005	112,881,752	50,207,822	41,598,805	52,303,915	20,618,222	66,123,809	60,511,926
Surrenders and terminations	(1,671,981)	(2,949,649)	(2,406,119)	(3,208,152)	(8,083,328)	(10,275,912)	(11,223,302)	(3,945,379)	(16,056,595)	(10,820,593)
Transfers between portfolios	50,801,721	108,247,580	127,755,647	102,060,389	13,773,224	7,542,616	13,211,822	15,210,648	3,453,898	19,324,111
Net annuitization transactions	-	-	23,601	22,307	(23,762)	(78,371)	(8,815)	(53,972)	(7,226)	(48,608)
Policyholder charges (Note 3)	(19,542)	(70,966)	(37,497)	(62,160)	(178,201)	(176,616)	(150,590)	(76,602)	(204,320)	(165,462)
Net increase (decrease) in net assets from
contract transactions	183,890,345	282,964,937	328,116,637	211,694,136	55,695,755	38,610,522	54,133,030	31,752,917	53,309,566	68,801,374

Net increase (decrease) in net assets	194,778,698	303,776,892	351,060,487	225,707,466	102,044,508	78,200,942	91,579,241	48,415,036	91,719,699	119,934,490

Net assets beginning of period	-	-	-	-	112,538,812	108,749,870	127,034,559	37,619,933	173,338,524	120,056,205

Net assets end of period	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695

1 Contract unit transactions
Units Outstanding at December 31, 2008	-	-	-	-	13,736,558	10,061,021	14,671,176	4,075,586	19,423,029	7,530,606

Units Issued	15,892,360	23,533,259	26,581,484	17,090,791	10,198,879	5,934,245	9,282,054	4,378,527	9,610,375	4,925,397
Units Redeemed	(422,983)	(330,015)	(417,995)	(747,149)	(3,902,898)	(3,263,865)	(3,355,503)	(1,452,496)	(4,510,987)	(1,767,617)

Units Outstanding at December 31, 2009	15,469,377	23,203,244	26,163,489	16,343,642	20,032,539	12,731,401	20,597,727	7,001,617	24,522,417	10,688,386

(a) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Operations
Net investment income (loss)	$ 292,059	$ (2,519,913)	$ (1,872,494)	$ (415,736)	$ (94,423)	$ (2,130,539)	$ (9,960,680)	$ 391,772	$ 16,861,755	$ 2,959,133
Net realized gain (loss) on investments	(139,599)	(7,943,738)	(34,564,694)	(3,573,460)	(11,174,627)	(20,468,357)	(56,550,050)	(3,822,165)	(13,262,770)	(4,743,092)
Net change in unrealized appreciation
(depreciation) on investments	13,970,979	66,429,328	156,076,506	19,071,690	25,739,003	63,535,619	227,354,032	17,400,742	75,548,281	24,788,539
Net increase (decrease) in net assets
from operations	14,123,439	55,965,677	119,639,318	15,082,494	14,469,953	40,936,723	160,843,302	13,970,349	79,147,266	23,004,580

Contract transactions 1
Purchase payments (Note 4)	33,137,695	87,174,011	116,022,431	30,962,304	16,344,157	40,768,594	138,446,218	24,827,371	88,165,526	50,225,740
Surrenders and terminations	(1,611,755)	(11,370,459)	(17,173,298)	(2,881,790)	(5,090,476)	(8,224,084)	(37,974,325)	(2,516,608)	(18,385,320)	(5,012,373)
Transfers between portfolios	31,383,684	28,990,685	106,251,364	3,436,951	13,619,050	(1,274,818)	(17,843,548)	11,737,253	43,898,818	16,868,096
Net annuitization transactions	(1,367)	(3,840)	(86,031)	(13,744)	(65,941)	(83,269)	(11,705)	-	20,677	-
Policyholder charges (Note 3)	(24,299)	(191,301)	(403,903)	(54,108)	(63,496)	(122,615)	(791,754)	(65,223)	(351,477)	(83,670)
Net increase (decrease) in net assets from
contract transactions	62,883,958	104,599,096	204,610,563	31,449,613	24,743,294	31,063,808	81,824,886	33,982,793	113,348,224	61,997,793

Net increase (decrease) in net assets	77,007,397	160,564,773	324,249,881	46,532,107	39,213,247	72,000,531	242,668,188	47,953,142	192,495,490	85,002,373

Net assets beginning of period	15,040,264	123,759,835	175,642,940	40,232,681	37,395,642	107,791,438	552,969,807	34,779,687	214,039,597	60,997,592

Net assets end of period	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,365,422	7,728,693	26,782,530	6,153,726	3,314,555	7,090,476	88,674,053	6,012,628	28,473,587	10,133,006

Units Issued	13,466,360	6,520,991	36,101,402	8,106,292	2,980,042	4,566,454	29,339,733	6,836,741	18,615,968	11,061,723
Units Redeemed	(3,130,484)	(1,358,572)	(11,289,949)	(3,485,568)	(1,136,790)	(2,856,119)	(18,456,543)	(1,757,810)	(5,790,529)	(1,790,202)

Units Outstanding at December 31, 2009	13,701,298	12,891,112	51,593,983	10,774,450	5,157,807	8,800,811	99,557,243	11,091,559	41,299,026	19,404,527

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$ (584,252)	$ 9,911,884	$ (766,998)	$ (345,988)	$ (292,949)	$ 6,363,898	$ (1,294,223)	$ 2,978,901	$ 2,145,560	$ (987,656)
Net realized gain (loss) on investments	(10,346,529)	(963,243)	1,478,585	(12,344,747)	10,384	(48,159,055)	(6,697,805)	11,130,184	(25,794,180)	(27,854,802)
Net change in unrealized appreciation
(depreciation) on investments	35,250,727	24,683,024	6,928,043	38,363,280	829,137	94,698,284	37,524,827	(7,340,214)	164,677,660	67,758,543
Net increase (decrease) in net assets
from operations	24,319,946	33,631,665	7,639,630	25,672,545	546,572	52,903,127	29,532,799	6,768,871	141,029,040	38,916,085

Contract transactions 1
Purchase payments (Note 4)	31,061,480	57,889,476	43,841,044	31,403,308	47,442,191	40,040,082	18,654,145	86,290,551	125,316,587	18,026,040
Surrenders and terminations	(4,964,720)	(23,937,923)	(2,665,303)	(5,814,844)	(755,847)	(12,905,068)	(7,433,043)	(42,156,295)	(16,453,355)	(8,785,434)
Transfers between portfolios	18,368,972	21,669,835	69,223,162	14,175,445	110,604,101	2,874,018	10,001,688	(108,619,673)	133,360,431	(7,971,694)
Net annuitization transactions	(16,746)	(75,857)	-	(8,494)	-	(40,273)	(8,344)	(188,074)	(30,139)	(76,743)
Policyholder charges (Note 3)	(85,301)	(379,256)	(40,272)	(103,191)	(5,260)	(237,616)	(110,288)	(726,857)	(258,383)	(126,033)
Net increase (decrease) in net assets from
contract transactions	44,363,685	55,166,275	110,358,631	39,652,224	157,285,185	29,731,143	21,104,158	(65,400,348)	241,935,141	1,066,136

Net increase (decrease) in net assets	68,683,631	88,797,940	117,998,261	65,324,769	157,831,757	82,634,270	50,636,957	(58,631,477)	382,964,181	39,982,221

Net assets beginning of period	57,615,127	276,385,247	8,742,623	64,798,851	-	187,536,202	64,780,497	448,359,641	148,734,173	110,320,795

Net assets end of period	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016

1 Contract unit transactions
Units Outstanding at December 31, 2008	7,518,888	14,922,597	906,471	7,952,292	-	19,655,795	5,353,372	26,520,287	21,505,499	9,535,624

Units Issued	8,767,162	6,720,724	11,093,850	7,129,432	15,448,856	8,015,030	2,415,986	10,893,235	31,627,112	2,798,736
Units Redeemed	(3,777,987)	(4,143,670)	(1,134,668)	(2,866,398)	(86,585)	(5,528,689)	(1,264,539)	(14,956,290)	(7,718,933)	(2,944,936)

Units Outstanding at December 31, 2009	12,508,063	17,499,651	10,865,653	12,215,326	15,362,271	22,142,136	6,504,819	22,457,232	45,413,678	9,389,424

(a) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 43,671	$ (63,026)	$ (11,130)	$ 3,864,964	$ 9,406,952	$ 5,500,449	$ 907,585	$ (240,942)	$ (4,946,114)	$ 10,673,582
Net realized gain (loss) on investments	(51,141,343)	778,899	135,377	(3,040,589)	(55,920,466)	2,907,651	(8,210,801)	(4,642,402)	(64,313,567)	(51,482,928)
Net change in unrealized appreciation
(depreciation) on investments	47,422,828	2,125,517	1,266,280	29,667,320	179,846,912	6,718,737	12,756,700	11,179,745	108,925,800	78,626,338
Net increase (decrease) in net assets
from operations	(3,674,844)	2,841,390	1,390,527	30,491,695	133,333,398	15,126,837	5,453,484	6,296,401	39,666,119	37,816,992

Contract transactions 1
Purchase payments (Note 4)	1,998,425	7,010,413	3,801,217	52,909,648	13,604,054	106,034,719	6,885,169	6,252,024	19,623,643	22,165,766
Surrenders and terminations	(1,446,657)	(269,652)	(206,069)	(6,296,776)	(23,932,171)	(26,637,763)	(1,897,217)	(1,846,874)	(22,762,618)	(10,075,362)
Transfers between portfolios	(56,952,382)	12,900,249	5,829,761	7,438,766	(65,934,599)	57,748,974	1,155,785	184,247	(33,365,153)	(6,320,676)
Net annuitization transactions	-	-	-	(141,420)	(32,441)	(46,604)	-	-	(117,086)	(8,122)
Policyholder charges (Note 3)	(32,920)	(4,139)	(2,423)	(162,478)	(510,706)	(411,611)	(39,015)	(28,681)	(445,638)	(266,334)
Net increase (decrease) in net assets from
contract transactions	(56,433,534)	19,636,871	9,422,486	53,747,740	(76,805,863)	136,687,715	6,104,722	4,560,716	(37,066,852)	5,495,272

Net increase (decrease) in net assets	(60,108,378)	22,478,261	10,813,013	84,239,435	56,527,535	151,814,552	11,558,206	10,857,117	2,599,267	43,312,264

Net assets beginning of period	60,108,378	552,316	366,424	88,276,078	326,725,874	314,497,576	27,618,471	22,306,246	335,674,758	187,965,070

Net assets end of period	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334

1 Contract unit transactions
Units Outstanding at December 31, 2008	6,376,693	65,786	43,984	14,348,414	42,985,871	26,241,513	7,622,520	3,172,002	56,631,585	36,151,049

Units Issued	598,720	2,483,213	1,021,371	14,075,817	3,610,352	18,384,234	4,273,202	2,009,522	9,118,135	11,460,079
Units Redeemed	(6,975,413)	(650,268)	(72,562)	(5,609,842)	(13,110,817)	(7,363,832)	(3,170,625)	(1,606,006)	(15,749,227)	(10,029,364)

Units Outstanding at December 31, 2009	-	1,898,731	992,793	22,814,389	33,485,406	37,261,915	8,725,097	3,575,518	50,000,493	37,581,764

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(a)	Portfolio	Sector Portfolio	Portfolio	Portfolio(b)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Operations
Net investment income (loss)	$ 977,055	$ 174,495	$ 77,225	$ (8,671,495)	$ (15,546)	$ (337,268)	$ (122,171)	$ 3,752,010	$ 55,737,283	$ 3,547,159
Net realized gain (loss) on investments	(27,416,638)	842,996	(20,601,915)	(61,275,270)	(4,789)	(8,838,187)	(984,614)	(35,317,122)	(549,672,000)	(50,089,173)
Net change in unrealized appreciation
(depreciation) on investments	23,709,759	238,344	45,976,882	204,079,051	(73,995)	30,511,787	27,398,241	125,585,066	1,062,884,101	147,283,299
Net increase (decrease) in net assets
from operations	(2,729,824)	1,255,835	25,452,192	134,132,286	(94,330)	21,336,332	26,291,456	94,019,954	568,949,384	100,741,285

Contract transactions 1
Purchase payments (Note 4)	1,189,784	5,044,605	33,856,213	36,079,517	1,524,606	26,625,082	72,586,558	72,255,079	262,695,385	48,769,668
Surrenders and terminations	(982,723)	(248,797)	(7,006,282)	(37,433,694)	(41,291)	(8,447,083)	(5,644,731)	(23,956,078)	(161,709,473)	(16,987,984)
Transfers between portfolios	(40,181,578)	5,853,302	15,640,186	(84,224,207)	5,128,888	(6,578,903)	32,470,766	10,484,709	(303,300,088)	(26,341,550)
Net annuitization transactions	-	-	6,658	(93,292)	-	(2,446)	-	(7,586)	(33,261)	(20,283)
Policyholder charges (Note 3)	(23,014)	(1,836)	(135,765)	(764,963)	(1,640)	(162,267)	(127,184)	(421,214)	(4,038,570)	(457,182)
Net increase (decrease) in net assets from
contract transactions	(39,997,531)	10,647,274	42,361,010	(86,436,639)	6,610,563	11,434,383	99,285,409	58,354,910	(206,386,007)	4,962,669

Net increase (decrease) in net assets	(42,727,355)	11,903,109	67,813,202	47,695,647	6,516,233	32,770,715	125,576,865	152,374,864	362,563,377	105,703,954

Net assets beginning of period	42,727,355	392,902	72,119,554	523,596,857	-	118,315,363	56,122,504	296,336,432	2,750,039,606	288,762,199

Net assets end of period	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153

1 Contract unit transactions
Units Outstanding at December 31, 2008	6,840,622	45,727	12,617,959	54,391,945	-	12,595,008	8,222,833	26,076,536	351,714,820	45,494,565

Units Issued	1,314,667	1,201,909	16,929,457	6,725,337	754,127	6,323,041	16,660,805	11,382,122	53,024,690	11,345,328
Units Redeemed	(8,155,289)	(217,751)	(8,666,727)	(15,152,720)	(92,302)	(5,450,073)	(3,317,839)	(6,446,376)	(79,117,390)	(11,012,647)

Units Outstanding at December 31, 2009	-	1,029,885	20,880,689	45,964,562	661,825	13,467,976	21,565,799	31,012,282	325,622,120	45,827,246

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Operations
Net investment income (loss)	$ (1,153,050)	$ 2,076,325	$ (2,713,544)	$ 82,476	$ (4,962,028)	$ (362,567)	$ (1,133,318)	$ 185,596	$ (484,350)	$ (1,890,626)
Net realized gain (loss) on investments	(7,314,036)	(9,879,373)	(21,869,081)	911,459	(62,171,121)	(3,501,276)	(35,449,358)	(31,749,980)	(2,062,714)	(81,604,959)
Net change in unrealized appreciation
(depreciation) on investments	27,847,090	28,053,641	92,537,937	498,770	115,125,416	7,762,758	123,486,425	153,029,741	34,497,915	90,695,758
Net increase (decrease) in net assets
from operations	19,380,004	20,250,593	67,955,312	1,492,705	47,992,267	3,898,915	86,903,749	121,465,357	31,950,851	7,200,173

Contract transactions 1
Purchase payments (Note 4)	19,715,127	13,757,894	81,666,117	6,637,129	14,838,903	7,718,838	50,136,857	113,010,052	21,010,156	17,527,236
Surrenders and terminations	(3,922,575)	(3,837,775)	(27,755,978)	(208,564)	(22,462,008)	(1,326,268)	(19,162,712)	(35,120,986)	(3,638,729)	(18,741,353)
Transfers between portfolios	(3,194,663)	(904,825)	9,788,473	7,312,778	(39,209,516)	(3,777,536)	6,682,218	111,160,082	32,914,041	(15,132,139)
Net annuitization transactions	(13,157)	(10,040)	(112,490)	-	(58,848)	-	(9,963)	(28,894)	(4,711)	(40,986)
Policyholder charges (Note 3)	(84,222)	(75,590)	(755,504)	(1,775)	(475,551)	(26,946)	(347,441)	(569,341)	(42,386)	(393,415)
Net increase (decrease) in net assets from
contract transactions	12,500,510	8,929,664	62,830,618	13,739,568	(47,367,020)	2,588,088	37,298,959	188,450,913	50,238,371	(16,780,657)

Net increase (decrease) in net assets	31,880,514	29,180,257	130,785,930	15,232,273	625,247	6,487,003	124,202,708	309,916,270	82,189,222	(9,580,484)

Net assets beginning of period	52,148,087	50,699,836	303,558,910	489,459	319,741,251	25,914,069	235,461,609	352,979,849	40,939,929	298,382,903

Net assets end of period	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419

1 Contract unit transactions
Units Outstanding at December 31, 2008	7,151,158	8,264,578	13,754,549	51,185	45,660,128	3,642,928	23,886,714	45,783,856	6,769,385	27,338,779

Units Issued	4,877,321	5,960,370	9,376,988	1,491,799	6,637,383	2,404,864	9,218,878	35,019,311	12,006,134	5,112,834
Units Redeemed	(3,307,187)	(4,506,386)	(6,607,852)	(197,621)	(13,513,021)	(2,164,185)	(6,256,736)	(12,548,695)	(5,983,828)	(6,833,457)

Units Outstanding at December 31, 2009	8,721,292	9,718,562	16,523,685	1,345,363	38,784,490	3,883,607	26,848,856	68,254,472	12,791,691	25,618,156

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)
Operations
Net investment income (loss)	$ (1,987,487)	$ (2,043,347)	$ (7,745,094)	$ 159,619	$ 90,373	$ (753,335)	$ (1,706,845)	$ 6,907,915	$ 17,725,874	$ 2,509,517
Net realized gain (loss) on investments	(24,679,037)	(2,365,479)	(98,189,308)	(45,707,698)	(6,896,085)	3,710,416	7,811,603	(6,012,254)	40,227,386	(14,687,194)
Net change in unrealized appreciation
(depreciation) on investments	103,756,706	64,904,153	165,925,431	96,440,533	47,214,943	12,923,808	40,729,924	73,167,378	85,014,664	20,884,420
Net increase (decrease) in net assets
from operations	77,090,182	60,495,327	59,991,029	50,892,454	40,409,231	15,880,889	46,834,682	74,063,039	142,967,924	8,706,743

Contract transactions 1
Purchase payments (Note 4)	45,930,519	46,967,071	43,144,144	28,217,229	31,807,289	22,558,163	59,852,680	144,670,236	399,258,367	2,008,657
Surrenders and terminations	(19,213,271)	(8,158,752)	(28,696,426)	(13,381,216)	(8,447,555)	(2,472,394)	(5,121,661)	(37,083,239)	(94,243,572)	(3,319,529)
Transfers between portfolios	65,990,001	76,400,940	(66,985,150)	(10,635,896)	5,257,393	56,624,948	90,448,292	90,713,123	356,925,100	(44,773,975)
Net annuitization transactions	(7,129)	(5,791)	(44,634)	(2,844)	(17,180)	(6,703)	(23,925)	(62,279)	(611,473)	(33,043)
Policyholder charges (Note 3)	(335,762)	(167,865)	(806,149)	(320,644)	(125,250)	(43,013)	(120,179)	(672,064)	(1,522,337)	(47,679)
Net increase (decrease) in net assets from
contract transactions	92,364,358	115,035,603	(53,388,215)	3,876,629	28,474,697	76,661,001	145,035,207	197,565,777	659,806,085	(46,165,569)

Net increase (decrease) in net assets	169,454,540	175,530,930	6,602,814	54,769,083	68,883,928	92,541,890	191,869,889	271,628,816	802,774,009	(37,458,826)

Net assets beginning of period	193,801,337	49,760,923	517,872,874	228,217,219	104,997,285	3,934,203	24,870,505	423,346,238	871,072,301	37,458,826

Net assets end of period	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	20,221,006	13,023,026	56,423,683	28,249,798	11,924,338	818,575	5,963,651	41,004,562	59,557,646	3,361,806

Units Issued	16,268,744	34,763,859	10,960,593	6,233,114	4,924,857	14,555,942	30,740,564	31,533,531	54,322,259	433,011
Units Redeemed	(6,363,444)	(11,386,109)	(16,761,323)	(5,786,514)	(2,490,195)	(3,365,602)	(7,702,058)	(14,239,192)	(13,892,457)	(3,794,817)

Units Outstanding at December 31, 2009	30,126,306	36,400,776	50,622,953	28,696,398	14,359,000	12,008,915	29,002,157	58,298,901	99,987,448	-

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ 22,510,698	$ (107,848)	$ (90,523)	$ 2,834,266	$ 2,354,935	$ (1,652,895)	$ (1,036,459)	$ 841,122	$ 1,144,690	$ 1,938,713
Net realized gain (loss) on investments	(16,130,787)	(642,372)	(371,804)	(11,283,135)	3,466,381	(5,456,522)	2,227,986	(693,990)	(879,408)	(4,162,458)
Net change in unrealized appreciation
(depreciation) on investments	109,699,919	4,226,847	3,030,435	33,373,404	18,194,731	155,995,559	19,904,848	11,668,979	17,301,781	27,577,540
Net increase (decrease) in net assets
from operations	116,079,830	3,476,627	2,568,108	24,924,535	24,016,047	148,886,142	21,096,375	11,816,111	17,567,063	25,353,795

Contract transactions 1
Purchase payments (Note 4)	92,774,566	4,059,038	4,846,156	8,360,787	46,382,574	161,336,396	21,331,749	33,324,954	66,708,865	92,435,183
Surrenders and terminations	(26,882,523)	(857,324)	(691,375)	(7,565,988)	(2,489,803)	(20,077,033)	(3,481,661)	(1,906,420)	(4,993,623)	(5,605,625)
Transfers between portfolios	137,395,776	9,188,738	3,272,306	7,700,224	31,582,415	46,524,447	23,348,460	6,711,978	23,947,924	10,673,245
Net annuitization transactions	(65,077)	-	-	(22,351)	-	5,493	-	-	-	-
Policyholder charges (Note 3)	(408,128)	(15,045)	(9,465)	(75,765)	(23,583)	(391,165)	(59,895)	(36,007)	(91,914)	(88,848)
Net increase (decrease) in net assets from
contract transactions	202,814,614	12,375,407	7,417,622	8,396,907	75,451,603	187,398,138	41,138,653	38,094,505	85,571,252	97,413,955

Net increase (decrease) in net assets	318,894,444	15,852,034	9,985,730	33,321,442	99,467,650	336,284,280	62,235,028	49,910,616	103,138,315	122,767,750

Net assets beginning of period	172,415,363	3,372,961	4,762,511	55,567,160	12,101,739	255,728,801	26,645,324	25,006,910	55,788,106	71,318,733

Net assets end of period	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483

1 Contract unit transactions
Units Outstanding at December 31, 2008	19,369,586	599,363	764,360	5,526,336	2,043,679	38,346,478	3,872,489	3,996,180	7,341,090	10,574,410

Units Issued	30,774,932	2,863,013	2,040,305	2,055,410	13,044,460	38,163,501	10,839,264	8,504,611	13,102,652	17,399,680
Units Redeemed	(12,716,479)	(1,103,658)	(1,009,805)	(1,462,373)	(1,452,266)	(12,956,535)	(5,615,625)	(2,830,266)	(2,588,431)	(4,210,791)

Units Outstanding at December 31, 2009	37,428,039	2,358,718	1,794,860	6,119,373	13,635,873	63,553,444	9,096,128	9,670,525	17,855,311	23,763,299

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio(a)	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)
Operations
Net investment income (loss)	$ (761,478)	$ 1,500	$ (786,934)	$ 3,579,362	$ 1,509,533	$ 6,060,082	$ (929,589)	$ (9,174,866)	$ 2,495	$ 14,673
Net realized gain (loss) on investments	(1,187,257)	(330,238)	(1,714,542)	(11,151,423)	(5,542,621)	(21,390,427)	(13,032,569)	(12,665,555)	(285,852)	(385,576)
Net change in unrealized appreciation
(depreciation) on investments	15,009,058	295,356	22,003,299	111,937,906	55,969,297	236,592,798	116,809,198	253,504,869	257,982	313,075
Net increase (decrease) in net assets
from operations	13,060,323	(33,382)	19,501,823	104,365,845	51,936,209	221,262,453	102,847,040	231,664,448	(25,375)	(57,828)

Contract transactions 1
Purchase payments (Note 4)	26,664,295	-	15,598,513	102,461,227	151,202,813	339,550,227	269,442,092	424,403,083	-	-
Surrenders and terminations	(2,529,755)	(42,001)	(2,441,510)	(29,560,206)	(40,334,117)	(68,640,095)	(47,349,439)	(87,082,951)	(6,080)	(17,544)
Transfers between portfolios	8,404,659	(472,925)	24,179,456	(2,738,289)	35,597,643	116,962,865	95,085,732	155,178,882	(552,040)	(1,032,818)
Net annuitization transactions	-	-	-	(79,546)	(11,971)	15,692	(31,417)	(122,951)	-	-
Policyholder charges (Note 3)	(37,644)	(140)	(48,067)	(554,801)	(549,315)	(1,170,088)	(714,186)	(1,346,394)	-	-
Net increase (decrease) in net assets from
contract transactions	32,501,555	(515,066)	37,288,392	69,528,385	145,905,053	386,718,601	316,432,782	491,029,669	(558,120)	(1,050,362)

Net increase (decrease) in net assets	45,561,878	(548,448)	56,790,215	173,894,230	197,841,262	607,981,054	419,279,822	722,694,117	(583,495)	(1,108,190)

Net assets beginning of period	33,656,301	548,448	29,550,583	334,779,087	374,871,333	721,594,391	511,031,299	902,364,841	583,495	1,108,190

Net assets end of period	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	4,731,377	75,425	4,725,201	34,272,981	38,037,594	70,370,398	53,018,314	83,110,942	73,605	128,629

Units Issued	6,145,813	196	8,803,911	12,910,033	25,142,172	43,436,629	41,296,788	52,017,035	2,575	7,240
Units Redeemed	(1,719,202)	(75,621)	(4,588,115)	(7,022,339)	(11,311,249)	(11,596,460)	(11,925,157)	(12,987,578)	(76,180)	(135,869)

Units Outstanding at December 31, 2009	9,157,988	-	8,940,997	40,160,675	51,868,517	102,210,567	82,389,945	122,140,399	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ 506,910	$ 148,791	$ 82,506	$ 1,256,781	$ (637,972)	$ 6,841,592	$ (15,075,234)	$ 288,215	$ (4,785,870)	$ (6,637,191)
Net realized gain (loss) on investments	(2,625,761)	(506,224)	(380,445)	(1,596,241)	(2,996,860)	(21,221,781)	2	(17,170,845)	(26,691,263)	(31,831,158)
Net change in unrealized appreciation
(depreciation) on investments	8,284,059	3,797,173	2,458,450	6,914,383	14,258,807	105,974,763	(1)	56,847,641	169,951,443	193,451,052
Net increase (decrease) in net assets
from operations	6,165,208	3,439,740	2,160,511	6,574,923	10,623,975	91,594,574	(15,075,233)	39,965,011	138,474,310	154,982,703

Contract transactions 1
Purchase payments (Note 4)	11,390,690	9,492,151	4,542,336	11,024,736	11,359,718	175,736,149	386,101,405	49,464,124	90,478,710	114,266,202
Surrenders and terminations	(910,455)	(245,193)	(298,620)	(3,032,077)	(2,156,446)	(42,129,612)	(174,306,804)	(13,217,033)	(32,780,679)	(29,936,585)
Transfers between portfolios	(41,752,318)	(22,954,037)	(12,505,704)	(60,060,356)	5,322,494	41,459,525	(578,994,615)	16,166,183	51,614,624	42,509,245
Net annuitization transactions	-	-	-	-	-	(117,216)	(694,184)	(26,470)	(64,750)	(179,645)
Policyholder charges (Note 3)	(24,851)	(8,472)	(16,684)	(59,418)	(48,096)	(550,152)	(3,780,093)	(203,954)	(483,014)	(468,406)
Net increase (decrease) in net assets from
contract transactions	(31,296,934)	(13,715,551)	(8,278,672)	(52,127,115)	14,477,670	174,398,694	(371,674,291)	52,182,850	108,764,891	126,190,811

Net increase (decrease) in net assets	(25,131,726)	(10,275,811)	(6,118,161)	(45,552,192)	25,101,645	265,993,268	(386,749,524)	92,147,861	247,239,201	281,173,514

Net assets beginning of period	25,131,726	10,275,811	6,118,161	45,552,192	28,398,904	432,805,939	1,200,692,288	153,536,896	301,125,206	309,195,829

Net assets end of period	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,142,804	1,329,083	808,409	5,098,365	4,461,877	20,425,435	94,661,141	10,667,132	17,566,585	12,488,367

Units Issued	2,252,399	1,752,813	984,181	2,350,213	5,379,546	11,154,272	47,476,202	6,160,305	7,861,055	6,102,206
Units Redeemed	(5,395,203)	(3,081,896)	(1,792,590)	(7,448,578)	(3,865,426)	(3,990,272)	(77,531,118)	(2,880,201)	(3,252,387)	(2,447,530)

Units Outstanding at December 31, 2009	-	-	-	-	5,975,997	27,589,435	64,606,225	13,947,236	22,175,253	16,143,043

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$ 2,863,553	$ 276,747
Net realized gain (loss) on investments	247,531	(34,283,208)
Net change in unrealized appreciation
(depreciation) on investments	3,931,856	110,097,185
Net increase (decrease) in net assets
from operations	7,042,940	76,090,724

Contract transactions 1
Purchase payments (Note 4)	45,865,205	44,136,191
Surrenders and terminations	(10,384,688)	(19,594,489)
Transfers between portfolios	52,757,705	14,206,122
Net annuitization transactions	(22,466)	(47,762)
Policyholder charges (Note 3)	(117,223)	(253,330)
Net increase (decrease) in net assets from
contract transactions	88,098,533	38,446,732

Net increase (decrease) in net assets	95,141,473	114,537,456

Net assets beginning of period	87,243,862	204,239,876

Net assets end of period	$ 182,385,335	$ 318,777,332

1 Contract unit transactions
Units Outstanding at December 31, 2008	8,977,863	21,769,944

Units Issued	14,797,655	8,083,096
Units Redeemed	(6,075,252)	(4,695,000)

Units Outstanding at December 31, 2009	17,700,266	25,158,040

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/Capital	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian	Guardian U.S.	Global Natural	Credit Suisse
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	International Small	Growth Equity	Resources	Long/Short
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Cap Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 662,158	$ (1,949,641)	$ (2,561,439)	$ (811,989)	$ (970,238)	$ (2,354,942)	$ (165,073)	$ (2,288,549)	$ (4,859,049)	$ (439,426)
Net realized gain (loss) on investments	(6,019,890)	21,440,030	(1,361,786)	1,575,238	11,436,586	(9,264,001)	(3,626,943)	(6,219,109)	(37,787,393)	921,501
Net change in unrealized appreciation
(depreciation) on investments	(65,661,515)	(102,301,906)	(76,098,187)	(26,396,270)	(83,604,384)	(72,691,339)	(6,843,195)	(71,963,477)	(151,680,404)	(11,223,299)
Net increase (decrease) in net assets
from operations	(71,019,247)	(82,811,517)	(80,021,412)	(25,633,021)	(73,138,036)	(84,310,282)	(10,635,211)	(80,471,135)	(194,326,846)	(10,741,224)

Contract transactions 1
Purchase payments (Note 4)	34,569,226	19,282,771	22,066,977	6,865,959	53,311,168	40,288,996	13,121,006	43,343,345	102,036,200	15,210,469
Surrenders and terminations	(9,185,016)	(15,643,289)	(14,824,668)	(4,357,736)	(19,813,402)	(15,323,959)	(561,348)	(16,334,998)	(18,135,190)	(1,036,874)
Transfers between portfolios	24,271,965	(15,144,697)	6,177,650	(8,261,946)	29,345,892	24,218,716	11,137,508	25,843,341	(8,170,081)	17,617,322
Net annuitization transactions	(52,845)	(28,929)	(41,859)	(125,711)	(91,990)	(60,362)	-	(42,599)	(113,851)	(43,625)
Policyholder charges (Note 3)	(231,265)	(189,271)	(220,932)	(85,484)	(258,406)	(163,098)	(7,620)	(204,383)	(442,831)	(20,719)
Net increase (decrease) in net assets from
contract transactions	49,372,065	(11,723,415)	13,157,168	(5,964,918)	62,493,262	48,960,293	23,689,546	52,604,706	75,174,247	31,726,573

Net increase (decrease) in net assets	(21,647,182)	(94,534,932)	(66,864,244)	(31,597,939)	(10,644,774)	(35,349,989)	13,054,335	(27,866,429)	(119,152,599)	20,985,349

Net assets beginning of period	134,185,994	203,284,802	193,898,803	69,217,872	183,983,298	155,406,194	1,985,929	151,626,264	294,795,539	19,247,332

Net assets end of period	$ 112,538,812	$ 108,749,870	$ 127,034,559	$ 37,619,933	$ 173,338,524	$ 120,056,205	$ 15,040,264	$ 123,759,835	$ 175,642,940	$ 40,232,681

1 Contract unit transactions
Units Outstanding at December 31, 2007	10,354,984	10,936,421	13,728,758	4,447,846	14,527,869	5,770,334	201,502	5,756,080	21,576,768	1,804,423

Units Issued	10,762,356	2,695,045	5,634,448	1,765,260	10,887,730	4,599,804	5,048,951	3,826,332	25,601,253	5,672,931
Units Redeemed	(7,380,782)	(3,570,445)	(4,692,030)	(2,137,520)	(5,992,570)	(2,839,532)	(1,885,031)	(1,853,719)	(20,395,491)	(1,323,628)

Units Outstanding at December 31, 2008	13,736,558	10,061,021	14,671,176	4,075,586	19,423,029	7,530,606	3,365,422	7,728,693	26,782,530	6,153,726

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

				JNL/Franklin			JNL/Franklin	JNL/	JNL/Goldman	JNL/
	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs
	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap
	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio(a)	Value Portfolio
Operations
Net investment income (loss)	$ 567,503	$ (2,187,336)	$ (2,025,908)	$ (714,801)	$ (4,189,522)	$ (1,143,835)	$ (307,621)	$ 6,015,429	$ (20,644)	$ (563,460)
Net realized gain (loss) on investments	10,052,362	(9,419,384)	(56,912,119)	(4,470,246)	(23,033,796)	(6,953,815)	(2,605,305)	3,098,821	(29,362)	244,279
Net change in unrealized appreciation
(depreciation) on investments	(36,484,953)	(55,600,313)	(262,705,773)	(17,901,248)	(71,102,309)	(26,037,663)	(24,184,597)	(34,779,113)	84,166	(39,238,534)
Net increase (decrease) in net assets
from operations	(25,865,088)	(67,207,033)	(321,643,800)	(23,086,295)	(98,325,627)	(34,135,313)	(27,097,523)	(25,664,863)	34,160	(39,557,715)

Contract transactions 1
Purchase payments (Note 4)	3,137,917	20,748,987	194,436,331	16,248,888	62,608,536	25,050,833	12,128,656	45,498,051	2,719,450	17,500,666
Surrenders and terminations	(6,524,392)	(12,865,971)	(38,593,346)	(2,287,708)	(16,771,742)	(4,153,764)	(3,589,077)	(31,527,694)	(67,201)	(5,611,623)
Transfers between portfolios	(3,543,617)	8,080,184	(42,777,203)	(3,198,228)	14,563,113	3,309,440	19,106,730	(41,184,511)	6,057,472	3,176,493
Net annuitization transactions	-	(18,973)	(39,547)	(31,762)	(23,474)	(33,219)	(9,503)	(61,271)	-	(4,995)
Policyholder charges (Note 3)	(63,321)	(147,204)	(897,721)	(60,557)	(315,394)	(87,714)	(74,599)	(472,053)	(1,258)	(113,144)
Net increase (decrease) in net assets from
contract transactions	(6,993,413)	15,797,023	112,128,514	10,670,633	60,061,039	24,085,576	27,562,207	(27,747,478)	8,708,463	14,947,397

Net increase (decrease) in net assets	(32,858,501)	(51,410,010)	(209,515,286)	(12,415,662)	(38,264,588)	(10,049,737)	464,684	(53,412,341)	8,742,623	(24,610,318)

Net assets beginning of period	70,254,143	159,201,448	762,485,093	47,195,349	252,304,185	71,047,329	57,150,443	329,797,588	-	89,409,169

Net assets end of period	$ 37,395,642	$ 107,791,438	$ 552,969,807	$ 34,779,687	$ 214,039,597	$ 60,997,592	$ 57,615,127	$ 276,385,247	$ 8,742,623	$ 64,798,851

1 Contract unit transactions
Units Outstanding at December 31, 2007	3,734,656	6,377,648	76,811,672	4,766,435	23,214,606	7,206,398	4,911,959	16,644,122	-	6,902,473

Units Issued	733,991	3,396,170	38,419,028	3,228,911	14,226,166	5,913,306	5,648,320	6,766,975	973,871	4,831,625
Units Redeemed	(1,154,092)	(2,683,342)	(26,556,647)	(1,982,718)	(8,967,185)	(2,986,698)	(3,041,391)	(8,488,500)	(67,400)	(3,781,806)

Units Outstanding at December 31, 2008	3,314,555	7,090,476	88,674,053	6,012,628	28,473,587	10,133,006	7,518,888	14,922,597	906,471	7,952,292

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/			JNL/JPMorgan
	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Short Duration	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	Global Basics	Global Leaders	10 x 10
	Bond Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ 2,330,569	$ 746,782	$ (1,534,256)	$ 3,873,540	$ (2,406,338)	$ (752,062)	$ (1,439,066)	$ (684)	$ (567)	$ (385,124)
Net realized gain (loss) on investments	(2,924,748)	9,201,799	(2,238,153)	3,634,089	(1,878,277)	(30,878,744)	(16,500,014)	(12,440)	13,382	(5,131,364)
Net change in unrealized appreciation
(depreciation) on investments	(7,112,621)	(182,076,245)	(52,063,658)	9,295,629	(137,316,037)	(45,529,498)	(22,762,182)	14,639	22,780	(32,520,869)
Net increase (decrease) in net assets
from operations	(7,706,800)	(172,127,664)	(55,836,067)	16,803,258	(141,600,652)	(77,160,304)	(40,701,262)	1,515	35,595	(38,037,357)

Contract transactions 1
Purchase payments (Note 4)	22,178,819	47,875,143	8,253,144	41,947,693	71,453,366	13,608,117	7,583,126	494,717	295,886	52,363,075
Surrenders and terminations	(7,663,698)	(21,144,861)	(13,012,954)	(35,441,899)	(15,681,772)	(15,829,868)	(8,235,095)	(864)	(1,029)	(3,129,835)
Transfers between portfolios	14,589,429	(62,976,111)	(7,492,996)	234,687,634	(8,823,044)	(24,622,921)	(9,562,198)	56,951	35,974	26,250,945
Net annuitization transactions	(11,690)	(126,851)	(14,482)	(21,917)	(32,423)	(77,645)	473	-	-	-
Policyholder charges (Note 3)	(107,817)	(370,609)	(158,531)	(473,829)	(341,304)	(248,512)	(145,118)	(3)	(2)	(34,909)
Net increase (decrease) in net assets from
contract transactions	28,985,043	(36,743,289)	(12,425,819)	240,697,682	46,574,823	(27,170,829)	(10,358,812)	550,801	330,829	75,449,276

Net increase (decrease) in net assets	21,278,243	(208,870,953)	(68,261,886)	257,500,940	(95,025,829)	(104,331,133)	(51,060,074)	552,316	366,424	37,411,919

Net assets beginning of period	65,965,619	396,407,155	133,042,383	190,858,701	243,760,002	214,651,928	111,168,452	-	-	50,864,159

Net assets end of period	$ 87,243,862	$ 187,536,202	$ 64,780,497	$ 448,359,641	$ 148,734,173	$ 110,320,795	$ 60,108,378	$ 552,316	$ 366,424	$ 88,276,078

1 Contract unit transactions
Units Outstanding at December 31, 2007	6,282,624	22,558,033	6,122,148	11,779,367	17,320,893	11,206,112	7,129,999	-	-	5,187,556

Units Issued	11,035,122	7,742,480	1,680,430	26,294,411	16,929,231	2,574,070	2,535,741	72,384	88,396	12,492,561
Units Redeemed	(8,339,883)	(10,644,718)	(2,449,206)	(11,553,491)	(12,744,625)	(4,244,558)	(3,289,047)	(6,598)	(44,412)	(3,331,703)

Units Outstanding at December 31, 2008	8,977,863	19,655,795	5,353,372	26,520,287	21,505,499	9,535,624	6,376,693	65,786	43,984	14,348,414

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

							JNL/MCM
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend	S&P 500 Stock	European 30	Financial	Global 15
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio(a)	Sector Portfolio	Portfolio
Operations
Net investment income (loss)	$ 7,373,997	$ 8,436,845	$ 1,015,892	$ (265,429)	$ (8,943,454)	$ (3,603,247)	$ (50,617)	$ 772	$ 45,778	$ (14,916,097)
Net realized gain (loss) on investments	17,781,744	2,384,884	(10,989,394)	26,834	(15,753,538)	(54,615,268)	(3,411,945)	(491)	(15,084,453)	25,134,325
Net change in unrealized appreciation
(depreciation) on investments	(232,971,095)	(6,442,644)	(13,458,874)	(8,110,916)	(302,071,782)	(137,802,914)	(23,555,683)	17,486	(39,932,868)	(577,548,504)
Net increase (decrease) in net assets
from operations	(207,815,354)	4,379,085	(23,432,376)	(8,349,511)	(326,768,774)	(196,021,429)	(27,018,245)	17,767	(54,971,543)	(567,330,276)

Contract transactions 1
Purchase payments (Note 4)	27,285,218	49,177,839	3,938,609	3,777,706	35,177,814	50,665,272	7,157,877	180,244	25,879,102	90,310,693
Surrenders and terminations	(36,568,033)	(23,865,910)	(4,223,231)	(2,099,235)	(42,104,583)	(17,863,464)	(4,703,022)	(1,367)	(5,329,965)	(65,523,382)
Transfers between portfolios	(145,041,982)	(17,992,036)	(30,487,881)	11,060,331	(145,176,300)	(29,355,062)	(11,769,948)	196,262	55,024,475	(240,453,499)
Net annuitization transactions	(68,651)	(80,126)	(102,923)	-	(93,682)	(23,360)	(14,321)	-	9,200	(359,464)
Policyholder charges (Note 3)	(809,598)	(472,888)	(79,347)	(41,863)	(906,342)	(524,830)	(74,300)	(4)	(131,670)	(1,401,735)
Net increase (decrease) in net assets from
contract transactions	(155,203,046)	6,766,879	(30,954,773)	12,696,939	(153,103,093)	2,898,556	(9,403,714)	375,135	75,451,142	(217,427,387)

Net increase (decrease) in net assets	(363,018,400)	11,145,964	(54,387,149)	4,347,428	(479,871,867)	(193,122,873)	(36,421,959)	392,902	20,479,599	(784,757,663)

Net assets beginning of period	689,744,274	303,351,612	82,005,620	17,958,818	815,546,625	381,087,943	79,149,314	-	51,639,955	1,308,354,520

Net assets end of period	$ 326,725,874	$ 314,497,576	$ 27,618,471	$ 22,306,246	$ 335,674,758	$ 187,965,070	$ 42,727,355	$ 392,902	$ 72,119,554	$ 523,596,857

1 Contract unit transactions
Units Outstanding at December 31, 2007	57,880,581	25,865,848	13,424,784	1,718,632	73,138,636	36,492,226	7,792,688	-	4,370,519	68,945,392

Units Issued	6,823,763	13,269,239	6,665,794	3,202,902	10,307,980	16,912,438	4,243,687	46,960	12,863,680	12,054,340
Units Redeemed	(21,718,473)	(12,893,574)	(12,468,058)	(1,749,532)	(26,815,031)	(17,253,615)	(5,195,753)	(1,233)	(4,616,240)	(26,607,787)

Units Outstanding at December 31, 2008	42,985,871	26,241,513	7,622,520	3,172,002	56,631,585	36,151,049	6,840,622	45,727	12,617,959	54,391,945

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10
	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ (1,087,433)	$ (126,399)	$ 1,648,842	$ 21,205,582	$ (6,439,452)	$ (1,297,692)	$ (1,241,685)	$ (5,126,721)	$ (929)	$ (9,330,992)
Net realized gain (loss) on investments	(3,235,312)	(2,285,609)	(6,782,307)	283,418,103	(13,097,234)	(2,210,184)	(8,190,797)	15,031,960	(17)	3,522,952
Net change in unrealized appreciation
(depreciation) on investments	(34,276,318)	(14,400,812)	(227,905,716)	(2,477,857,915)	(219,683,482)	(38,002,224)	(33,914,219)	(205,567,250)	35,235	(341,032,066)
Net increase (decrease) in net assets
from operations	(38,599,063)	(16,812,820)	(233,039,181)	(2,173,234,230)	(239,220,168)	(41,510,100)	(43,346,701)	(195,662,011)	34,289	(346,840,106)

Contract transactions 1
Purchase payments (Note 4)	24,177,929	31,288,244	54,569,865	619,667,899	151,193,264	13,731,323	26,207,703	93,555,547	205,837	30,350,164
Surrenders and terminations	(9,938,234)	(1,756,247)	(30,053,997)	(222,885,508)	(17,061,652)	(4,621,779)	(5,612,306)	(32,616,785)	(1,989)	(42,058,216)
Transfers between portfolios	36,395,898	15,521,811	(49,140,531)	(675,834,070)	18,432,200	(21,705,705)	10,071,632	(4,600,272)	251,323	(154,142,130)
Net annuitization transactions	(33,215)	-	(172,985)	(716,328)	46,453	(8,472)	-	(185,048)	-	(107,608)
Policyholder charges (Note 3)	(206,669)	(38,152)	(709,362)	(5,825,360)	(427,351)	(121,716)	(181,480)	(740,732)	(1)	(953,896)
Net increase (decrease) in net assets from
contract transactions	50,395,709	45,015,656	(25,507,010)	(285,593,367)	152,182,914	(12,726,349)	30,485,549	55,412,710	455,170	(166,911,686)

Net increase (decrease) in net assets	11,796,646	28,202,836	(258,546,191)	(2,458,827,597)	(87,037,254)	(54,236,449)	(12,861,152)	(140,249,301)	489,459	(513,751,792)

Net assets beginning of period	106,518,717	27,919,668	554,882,623	5,208,867,203	375,799,453	106,384,536	63,560,988	443,808,211	-	833,493,043

Net assets end of period	$ 118,315,363	$ 56,122,504	$ 296,336,432	$2,750,039,606	$ 288,762,199	$ 52,148,087	$ 50,699,836	$ 303,558,910	$ 489,459	$ 319,741,251

1 Contract unit transactions
Units Outstanding at December 31, 2007	8,577,438	2,823,670	27,401,164	376,758,384	31,419,740	8,393,161	5,504,285	12,229,193	-	58,972,536

Units Issued	10,939,140	7,063,431	8,051,522	84,496,080	27,646,962	3,869,096	7,500,480	10,585,765	52,875	8,308,621
Units Redeemed	(6,921,570)	(1,664,268)	(9,376,150)	(109,539,644)	(13,572,137)	(5,111,099)	(4,740,187)	(9,060,409)	(1,690)	(21,621,029)

Units Outstanding at December 31, 2008	12,595,008	8,222,833	26,076,536	351,714,820	45,494,565	7,151,158	8,264,578	13,754,549	51,185	45,660,128

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

										JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth
	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio
Operations
Net investment income (loss)	$ (435,698)	$ (2,014,631)	$ (190,602)	$ (764,522)	$ (6,496,636)	$ (1,058,413)	$ (1,260,615)	$ (11,657,888)	$ (605,705)	$ (454,623)
Net realized gain (loss) on investments	(1,537,583)	5,851,210	(13,879,071)	(4,423,393)	10,028,441	(3,227,361)	(8,041,319)	(1,666,742)	70,667,429	11,206,286
Net change in unrealized appreciation
(depreciation) on investments	(7,952,621)	(150,382,081)	(198,777,806)	(11,004,445)	(222,223,015)	(103,413,662)	(35,705,812)	(490,827,766)	(250,340,581)	(89,861,479)
Net increase (decrease) in net assets
from operations	(9,925,902)	(146,545,502)	(212,847,479)	(16,192,360)	(218,691,210)	(107,699,436)	(45,007,746)	(504,152,396)	(180,278,857)	(79,109,816)

Contract transactions 1
Purchase payments (Note 4)	6,131,114	31,637,211	47,935,478	11,953,193	31,371,756	26,082,609	17,723,149	127,732,107	48,956,398	19,769,113
Surrenders and terminations	(1,226,660)	(24,001,175)	(35,211,530)	(2,273,214)	(35,428,290)	(19,034,324)	(7,763,740)	(51,066,318)	(18,679,972)	(12,780,128)
Transfers between portfolios	8,236,158	(39,032,522)	(7,056,027)	15,063,129	(106,414,764)	(21,726,121)	(14,768,612)	(152,741,202)	(43,482,998)	(19,231,092)
Net annuitization transactions	-	(124,266)	(109,748)	-	(83,304)	(41,392)	(8,852)	(59,755)	(80,757)	(43,343)
Policyholder charges (Note 3)	(26,443)	(562,550)	(776,927)	(57,679)	(816,461)	(453,167)	(176,673)	(1,579,552)	(506,923)	(206,033)
Net increase (decrease) in net assets from
contract transactions	13,114,169	(32,083,302)	4,781,246	24,685,429	(111,371,063)	(15,172,395)	(4,994,728)	(77,714,720)	(13,794,252)	(12,491,483)

Net increase (decrease) in net assets	3,188,267	(178,628,804)	(208,066,233)	8,493,069	(330,062,273)	(122,871,831)	(50,002,474)	(581,867,116)	(194,073,109)	(91,601,299)

Net assets beginning of period	22,725,802	414,090,413	561,046,082	32,446,860	628,445,176	316,673,168	99,763,397	1,099,739,990	422,290,328	196,598,584

Net assets end of period	$ 25,914,069	$ 235,461,609	$ 352,979,849	$ 40,939,929	$ 298,382,903	$ 193,801,337	$ 49,760,923	$ 517,872,874	$ 228,217,219	$ 104,997,285

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,111,462	25,779,781	44,589,782	3,676,287	34,012,464	21,145,571	14,471,996	61,930,772	29,419,417	13,001,501

Units Issued	3,004,864	6,760,177	13,883,676	6,628,387	5,118,876	5,531,076	12,136,083	17,502,165	7,554,030	2,826,184
Units Redeemed	(1,473,398)	(8,653,244)	(12,689,602)	(3,535,289)	(11,792,561)	(6,455,641)	(13,585,053)	(23,009,254)	(8,723,649)	(3,903,347)

Units Outstanding at December 31, 2008	3,642,928	23,886,714	45,783,856	6,769,385	27,338,779	20,221,006	13,023,026	56,423,683	28,249,798	11,924,338

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/	JNL/	JNL/	JNL/	JNL/	JNL/
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed
	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity
	Portfolio(a)	Portfolio(a)	Portfolio	Bond Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio(b)
Operations
Net investment income (loss)	$ 15	$ (299,458)	$ (869,524)	$ 23,438,873	$ (711,146)	$ 15,036,090	$ (40,084)	$ (13,505)	$ 866,225	$ 35,447
Net realized gain (loss) on investments	(3,460,850)	(6,962,532)	(2,118,707)	30,856,744	(2,610,062)	(38,490,930)	(3,016,033)	(736,300)	5,392,193	(234,435)
Net change in unrealized appreciation
(depreciation) on investments	(841,418)	(8,196,803)	(53,220,897)	(75,446,225)	(25,004,940)	(49,152,243)	(1,746,476)	(1,551,437)	(59,148,066)	(1,399,049)
Net increase (decrease) in net assets
from operations	(4,302,253)	(15,458,793)	(56,209,128)	(21,150,608)	(28,326,148)	(72,607,083)	(4,802,593)	(2,301,242)	(52,889,648)	(1,598,037)

Contract transactions 1
Purchase payments (Note 4)	3,728,640	12,995,797	109,831,638	176,780,817	2,021,545	22,703,000	2,055,986	2,146,602	3,816,816	6,564,082
Surrenders and terminations	(153,596)	(1,647,258)	(37,243,724)	(73,731,800)	(9,740,697)	(23,942,259)	(325,885)	(157,785)	(14,135,513)	(54,504)
Transfers between portfolios	4,663,464	29,028,151	332,552,062	192,823,131	(2,195,945)	(20,707,517)	6,456,144	5,079,390	(490,622)	7,191,065
Net annuitization transactions	-	-	(103,216)	(369,359)	2,451	(123,025)	-	-	4,459	-
Policyholder charges (Note 3)	(2,052)	(47,392)	(871,168)	(1,291,431)	(73,130)	(397,477)	(10,691)	(4,454)	(106,925)	(867)
Net increase (decrease) in net assets from
contract transactions	8,236,456	40,329,298	404,165,592	294,211,358	(9,985,776)	(22,467,278)	8,175,554	7,063,753	(10,911,785)	13,699,776

Net increase (decrease) in net assets	3,934,203	24,870,505	347,956,464	273,060,750	(38,311,924)	(95,074,361)	3,372,961	4,762,511	(63,801,433)	12,101,739

Net assets beginning of period	-	-	75,389,774	598,011,551	75,770,750	267,489,724	-	-	119,368,593	-

Net assets end of period	$ 3,934,203	$ 24,870,505	$ 423,346,238	$ 871,072,301	$ 37,458,826	$ 172,415,363	$ 3,372,961	$ 4,762,511	$ 55,567,160	$ 12,101,739

1 Contract unit transactions
Units Outstanding at December 31, 2007	-	-	6,906,343	40,603,202	4,013,494	20,645,862	-	-	6,244,762	-

Units Issued	2,872,677	12,246,468	63,358,491	40,763,515	363,748	12,672,507	1,925,697	1,108,171	1,669,904	2,090,467
Units Redeemed	(2,054,102)	(6,282,817)	(29,260,272)	(21,809,071)	(1,015,436)	(13,948,783)	(1,326,334)	(343,811)	(2,388,330)	(46,788)

Units Outstanding at December 31, 2008	818,575	5,963,651	41,004,562	59,557,646	3,361,806	19,369,586	599,363	764,360	5,526,336	2,043,679

(a) Commencement of operations March 31, 2008.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P		JNL/	JNL/
		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed
	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative
	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio	Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ (2,972,658)	$ (81,264)	$ 13,582	$ (181,408)	$ (145,228)	$ 583,431	$ 49,641	$ (177,412)	$ (5,839,500)	$ 8,560,625
Net realized gain (loss) on investments	(12,180,790)	(2,462,453)	(2,024,054)	(1,996,076)	(3,225,855)	(1,170,192)	(45,438)	(5,182,041)	25,371,279	(3,935,859)
Net change in unrealized appreciation
(depreciation) on investments	(63,129,882)	(7,752,847)	(8,629,592)	(13,719,885)	(22,326,391)	(4,336,302)	(298,751)	(10,025,929)	(249,172,602)	(64,160,775)
Net increase (decrease) in net assets
from operations	(78,283,330)	(10,296,564)	(10,640,064)	(15,897,369)	(25,697,474)	(4,923,063)	(294,548)	(15,385,382)	(229,640,823)	(59,536,009)

Contract transactions 1
Purchase payments (Note 4)	162,935,583	14,439,648	13,585,815	24,570,384	38,525,307	17,734,079	69,832	20,177,260	48,167,113	85,536,507
Surrenders and terminations	(8,342,315)	(1,557,464)	(762,814)	(2,772,013)	(2,855,760)	(862,678)	(96,268)	(2,335,217)	(49,265,568)	(31,202,765)
Transfers between portfolios	157,543,060	17,872,336	7,154,126	16,374,392	22,982,433	20,834,474	54,208	15,336,252	(40,351,672)	139,780,670
Net annuitization transactions	-	-	-	(29,035)	-	153,197	-	-	(16,990)	64,633
Policyholder charges (Note 3)	(145,979)	(43,521)	(12,888)	(48,845)	(35,510)	(17,421)	(70)	(64,772)	(832,045)	(608,894)
Net increase (decrease) in net assets from
contract transactions	311,990,349	30,710,999	19,964,239	38,094,883	58,616,470	37,841,651	27,702	33,113,523	(42,299,162)	193,570,151

Net increase (decrease) in net assets	233,707,019	20,414,435	9,324,175	22,197,514	32,918,996	32,918,588	(266,846)	17,728,141	(271,939,985)	134,034,142

Net assets beginning of period	22,021,782	6,230,889	15,682,735	33,590,592	38,399,737	737,713	815,294	11,822,442	606,719,072	240,837,191

Net assets end of period	$ 255,728,801	$ 26,645,324	$ 25,006,910	$ 55,788,106	$ 71,318,733	$ 33,656,301	$ 548,448	$ 29,550,583	$ 334,779,087	$ 374,871,333

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,220,823	628,714	1,496,107	3,189,662	3,658,371	75,568	76,247	1,192,657	37,209,909	20,751,298

Units Issued	42,078,624	5,635,315	3,751,989	5,860,463	8,815,109	5,439,725	12,625	6,797,811	6,596,390	29,036,242
Units Redeemed	(5,952,969)	(2,391,540)	(1,251,916)	(1,709,035)	(1,899,070)	(783,916)	(13,447)	(3,265,267)	(9,533,318)	(11,749,946)

Units Outstanding at December 31, 2008	38,346,478	3,872,489	3,996,180	7,341,090	10,574,410	4,731,377	75,425	4,725,201	34,272,981	38,037,594

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/	JNL/	JNL/S&P	JNL/S&P				JNL/
	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P
	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield
	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ (10,787,672)	$ 12,239,148	$ 6,581,941	$ 73,382	$ 96,153	$ (320,378)	$ (38,409)	$ (26,422)	$ 51,114	$ 31,939
Net realized gain (loss) on investments	51,999,312	(4,152,929)	21,456,483	(20,336)	(8,246)	(1,374,092)	(90,197)	(184,113)	(340,137)	(3,164,214)
Net change in unrealized appreciation
(depreciation) on investments	(470,914,100)	(145,635,471)	(395,760,052)	(248,256)	(306,907)	(8,954,796)	(4,090,812)	(2,588,390)	(7,954,488)	(8,598,047)
Net increase (decrease) in net assets
from operations	(429,702,460)	(137,549,252)	(367,721,628)	(195,210)	(219,000)	(10,649,266)	(4,219,418)	(2,798,925)	(8,243,511)	(11,730,322)

Contract transactions 1
Purchase payments (Note 4)	113,516,187	114,944,987	186,709,830	-	250,000	8,820,316	5,031,591	2,904,340	14,798,993	12,610,236
Surrenders and terminations	(100,625,361)	(43,894,327)	(94,586,596)	(14,817)	(39,857)	(1,472,377)	(442,001)	(471,927)	(3,653,879)	(988,777)
Transfers between portfolios	(60,637,993)	102,540,548	(71,938,436)	120,207	822,094	12,637,666	1,551,934	1,725,658	13,595,092	25,263,286
Net annuitization transactions	(347,073)	(54,837)	(517,739)	-	-	(6,245)	-	-	50,975	-
Policyholder charges (Note 3)	(1,681,825)	(883,703)	(1,469,983)	-	-	(22,133)	(7,200)	(17,564)	(39,316)	(20,866)
Net increase (decrease) in net assets from
contract transactions	(49,776,065)	172,652,668	18,197,076	105,390	1,032,237	19,957,227	6,134,324	4,140,507	24,751,865	36,863,879

Net increase (decrease) in net assets	(479,478,525)	35,103,416	(349,524,552)	(89,820)	813,237	9,307,961	1,914,906	1,341,582	16,508,354	25,133,557

Net assets beginning of period	1,201,072,916	475,927,883	1,251,889,393	673,315	294,953	15,823,765	8,360,905	4,776,579	29,043,838	3,265,347

Net assets end of period	$ 721,594,391	$ 511,031,299	$ 902,364,841	$ 583,495	$ 1,108,190	$ 25,131,726	$ 10,275,811	$ 6,118,161	$ 45,552,192	$ 28,398,904

1 Contract unit transactions
Units Outstanding at December 31, 2007	74,650,365	38,279,657	82,229,721	63,438	28,094	1,358,920	710,408	400,249	2,615,299	324,611

Units Issued	14,751,855	27,195,640	20,100,708	62,597	106,680	4,510,989	868,596	617,458	3,993,920	6,347,508
Units Redeemed	(19,031,822)	(12,456,983)	(19,219,487)	(52,430)	(6,145)	(2,727,105)	(249,921)	(209,298)	(1,510,854)	(2,210,242)

Units Outstanding at December 31, 2008	70,370,398	53,018,314	83,110,942	73,605	128,629	3,142,804	1,329,083	808,409	5,098,365	4,461,877

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/Select	JNL/Select	JNL/	JNL/T.Rowe	JNL/T.Rowe	JNL/T.Rowe
	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Value
	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ 4,227,809	$ 3,297,750	$ (3,029,089)	$ (6,471,387)	$ (6,747,855)	$ 778,784
Net realized gain (loss) on investments	9,319,740	8	(11,174,263)	(11,887,570)	9,570,094	14,360,234
Net change in unrealized appreciation
(depreciation) on investments	(137,331,388)	(8)	(63,620,285)	(219,540,661)	(220,233,224)	(159,230,308)
Net increase (decrease) in net assets
from operations	(123,783,839)	3,297,750	(77,823,637)	(237,899,618)	(217,410,985)	(144,091,290)

Contract transactions 1
Purchase payments (Note 4)	87,954,187	366,020,533	31,638,934	51,999,325	69,847,852	27,308,575
Surrenders and terminations	(49,461,508)	(228,882,959)	(14,210,335)	(50,427,000)	(41,988,315)	(29,092,465)
Transfers between portfolios	21,131,509	448,245,072	(2,863,043)	(20,114,007)	(11,219,185)	(16,644,674)
Net annuitization transactions	(293,748)	(1,189,009)	(76,342)	(391,044)	(94,978)	(199,977)
Policyholder charges (Note 3)	(624,516)	(4,805,226)	(263,568)	(585,445)	(586,821)	(361,741)
Net increase (decrease) in net assets from
contract transactions	58,705,924	579,388,411	14,225,646	(19,518,171)	15,958,553	(18,990,282)

Net increase (decrease) in net assets	(65,077,915)	582,686,161	(63,597,991)	(257,417,789)	(201,452,432)	(163,081,572)

Net assets beginning of period	497,883,854	618,006,127	217,134,887	558,542,995	510,648,261	367,321,448

Net assets end of period	$ 432,805,939	$1,200,692,288	$ 153,536,896	$ 301,125,206	$ 309,195,829	$ 204,239,876

1 Contract unit transactions
Units Outstanding at December 31, 2007	18,482,233	48,897,221	9,897,293	18,570,197	12,275,244	22,937,684

Units Issued	7,562,702	119,481,577	4,063,714	3,519,089	3,852,084	5,115,380
Units Redeemed	(5,619,500)	(73,717,657)	(3,293,875)	(4,522,701)	(3,638,961)	(6,283,120)

Units Outstanding at December 31, 2008	20,425,435	94,661,141	10,667,132	17,566,585	12,488,367	21,769,944

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993.  The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contained one hundred-two (102) Portfolios during 2009, but currently contains ninety-two (92) Portfolios as of December 31, 2009, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P 4 Fund
JNL Institutional Alt 35 Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Competitive Advantage Fund
JNL Institutional Alt 50 Fund	JNL/Lazard Small Cap Equity Fund(1)	JNL/S&P Disciplined Growth Fund
JNL Institutional Alt 65 Fund	JNL/M&G Global Basics Fund	JNL/S&P Disciplined Moderate Fund
JNL/AIM Global Real Estate Fund	JNL/M&G Global Leaders Fund	JNL/S&P Disciplined Moderate Growth Fund
JNL/AIM International Growth Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Dividend Income & Growth Fund
JNL/AIM Large Cap Growth Fund	JNL/MCM Bond Index Fund*	JNL/S&P Growth Retirement Strategy Fund(1)
JNL/AIM Small Cap Growth Fund	JNL/MCM Enhanced S&P 500 Stock Index Fund(1)*	JNL/S&P Intrinsic Value Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM European 30 Fund*	JNL/S&P Managed Aggressive Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Global Alpha Fund*	JNL/S&P Managed Conservative Fund
JNL/Capital Guardian International Small Cap Fund	JNL/MCM Index 5 Fund*	JNL/S&P Managed Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM International Index Fund*	JNL/S&P Managed Moderate Fund
JNL/Credit Suisse Commodity Securities Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Credit Suisse Long/Short Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/S&P Moderate Growth Retirement Strategy Fund(1)
JNL/Eagle Core Equity Fund	JNL/MCM S&P 500 Index Fund*	JNL/S&P Moderate Retirement Strategy Fund(1)
JNL/Eagle SmallCap Equity Fund	JNL/MCM Small Cap Index Fund*	JNL/S&P Retirement 2015 Fund(1)
JNL/Franklin Templeton Founding Strategy Fund	JNL/Oppenheimer Global Growth Fund	JNL/S&P Retirement 2020 Fund(1)
JNL/Franklin Templeton Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/S&P Retirement 2025 Fund(1)
JNL/Franklin Templeton Income Fund	JNL/PAM China-India Fund	JNL/S&P Retirement Income Fund(1)
JNL/Franklin Templeton Mutual Shares Fund	JNL/PIMCO Real Return Fund	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/PIMCO Total Return Bond Fund	JNL/Select Balanced Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PPM America Core Equity Fund(1)	JNL/Select Money Market Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PPM America High Yield Bond Fund	JNL/Select Value Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/PPM America Mid Cap Value Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Ivy Asset Strategy Fund	JNL/PPM America Small Cap Value Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/JPMorgan International Value Fund	JNL/PPM America Value Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Value Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Dow SM 10 Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Global 15 Fund*	JNL/MCM S&P® 10 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2009, the following acquisitions were completed:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO	DATE OF AQUISITION
JNL/Lazard Small Cap Equity Fund	JNL/MCM Small Cap Index Fund	April 3, 2009
JNL/MCM Enhanced S&P 500 Stock Index Fund	JNL/MCM S&P 500 Index Fund	April 3, 2009
JNL/S&P Moderate Retirement Strategy Fund	JNL/S&P Disciplined Moderate Fund	April 3, 2009
JNL/S&P Moderate Growth Retirement Strategy Fund	JNL/S&P Disciplined Moderate Growth Fund	April 3, 2009
JNL/S&P Growth Retirement Strategy Fund	JNL/S&P Disciplined Growth Fund	April 3, 2009
JNL/S&P Retirement Income Fund	JNL/S&P Managed Moderate Fund	September 25, 2009
JNL/S&P Retirement 2015 Fund	JNL/S&P Managed Moderate Growth Fund	September 25, 2009
JNL/S&P Retirement 2020 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/S&P Retirement 2025 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/PPM America Core Equity Fund	JNL/MCM S&P 500 Index Fund	September 25, 2009

During the year ended December 31, 2009, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Credit Suisse Global Natural Resources Fund	JNL/Credit Suisse Commodity Securities Fund	September 28, 2009
JNL/Goldman Sachs Short Duration Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund(2)	September 28, 2009

(1) These funds are no longer available as of December 31, 2009.
(2) This name change is due to a change in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2009, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.  For the years ended December 31, 2009 and 2008, contract maintenance charges were assessed in the amount of $6,503,209 and $5,503,908, respectively.

Transfer Fee Charge

A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.  This fee will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2009 and 2008, transfer fee charges were assessed in the amount of $34,952 and $33,073, respectively.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2009 and 2008, surrender charges were assessed in the amount of $25,432,934 and $35,195,770, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Accumulation Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product.  Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any “step-up” subject to a maximum charge of 0.81%.  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge.  If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

Contract Enhancement Charge.  If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction  of 0.22% - 1.80% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $42,967,834 and $55,553,756 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners.

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2009, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL Institutional Alt 20 Fund	$194,415,946	$11,342,516	JNL/M&G Global Basics Fund	$28,565,859	$8,880,837
JNL Institutional Alt 35 Fund	294,318,138	12,775,733	JNL/M&G Global Leaders Fund	10,566,988	1,155,633
JNL Institutional Alt 50 Fund	346,358,437	19,801,245	JNL/MCM 10 x 10 Fund	111,413,352	48,144,366
JNL Institutional Alt 65 Fund	231,007,458	20,305,073	JNL/MCM Bond Index Fund	286,499,860	143,993,432
JNL/AIM Global Real Estate Fund	112,564,253	55,401,656	JNL/MCM Enhanced S&P 500 Stock Index Fund	9,966,750	48,987,227
JNL/AIM International Growth Fund	94,250,352	54,769,009	JNL/MCM European 30 Fund	14,470,785	3,117,732
JNL/AIM Large Cap Growth Fund	104,349,013	52,444,892	JNL/MCM Global Alpha Fund	7,790,127	1,195,110
JNL/AIM Small Cap Growth Fund	55,120,654	24,285,128	JNL/MCM Index 5 Fund	133,561,421	32,682,667
JNL/Capital Guardian Global Balanced Fund	114,642,420	59,273,072	JNL/MCM International Index Fund	177,381,464	115,244,499
JNL/Capital Guardian Global Diversified Research Fund	119,876,847	50,492,807	JNL/MCM Pacific Rim 30 Fund	17,735,946	3,273,572
JNL/Capital Guardian International Small Cap Fund	89,134,594	25,958,577	JNL/MCM S&P 400 MidCap Index Fund	136,649,020	100,483,379
JNL/Capital Guardian U.S. Growth Equity Fund	145,313,561	43,234,379	JNL/MCM S&P 500 Index Fund	362,680,691	174,044,183
JNL/Credit Suisse Commodity Securities Fund	344,846,073	142,108,005	JNL/MCM Small Cap Index Fund	188,081,511	95,937,643
JNL/Credit Suisse Long/Short Fund	62,336,495	31,302,618	JNL/Oppenheimer Global Growth Fund	75,656,190	38,423,503
JNL/Eagle Core Equity Fund	47,000,712	22,351,840	JNL/PAM Asia ex-Japan Fund	114,259,720	38,352,055
JNL/Eagle SmallCap Equity Fund	94,462,043	65,528,774	JNL/PAM China-India Fund	219,210,312	75,881,951
JNL/Franklin Templeton Founding Strategy Fund	239,941,758	168,077,552	JNL/PIMCO Real Return Fund	456,885,051	252,411,360
JNL/Franklin Templeton Global Growth Fund	50,540,356	16,165,790	JNL/PIMCO Total Return Bond Fund	1,122,580,398	405,491,264
JNL/Franklin Templeton Income Fund	212,591,952	82,381,974	JNL/PPM America Core Equity Fund	9,161,270	52,817,322
JNL/Franklin Templeton Mutual Shares Fund	86,213,967	21,257,040	JNL/PPM America High Yield Bond Fund	450,916,679	225,591,366
JNL/Franklin Templeton Small Cap Value Fund	88,891,596	45,112,162	JNL/PPM America Mid Cap Value Fund	21,075,810	8,808,251
JNL/Goldman Sachs Core Plus Bond Fund	192,260,881	125,807,109	JNL/PPM America Small Cap Value Fund	16,164,747	8,837,649
JNL/Goldman Sachs Emerging Markets Debt Fund	134,600,714	25,009,082	JNL/PPM America Value Equity Fund	33,124,516	21,893,344
JNL/Goldman Sachs Mid Cap Value Fund	76,738,721	37,432,484	JNL/Red Rocks Listed Private Equity Fund	98,713,704	20,743,918
JNL/Ivy Asset Strategy Fund	160,692,415	3,700,178	JNL/S&P 4 Fund	336,870,670	151,121,247
JNL/JPMorgan International Value Fund	115,152,644	79,057,603	JNL/S&P Competitive Advantage Fund	99,600,555	59,498,361
JNL/JPMorgan MidCap Growth Fund	48,637,418	28,827,484	JNL/S&P Disciplined Growth Fund	62,714,796	22,858,101
JNL/JPMorgan U.S. Government & Quality Bond Fund	283,454,206	345,875,652	JNL/S&P Disciplined Moderate Fund	115,427,089	27,703,544
JNL/Lazard Emerging Markets Fund	363,399,056	119,318,354	JNL/S&P Disciplined Moderate Growth Fund	135,925,940	34,452,721
JNL/Lazard Mid Cap Equity Fund	51,720,726	51,642,246	JNL/S&P Dividend Income & Growth Fund	50,000,321	18,260,244
JNL/Lazard Small Cap Equity Fund	6,210,881	62,600,744	JNL/S&P Growth Retirement Strategy Fund	3,724	517,290

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/S&P Intrinsic Value Fund	$81,333,348	$44,831,881	JNL/S&P Retirement 2025 Fund	$8,514,732	$16,418,743
JNL/S&P Managed Aggressive Growth Fund	197,827,379	109,670,871	JNL/S&P Retirement Income Fund	28,045,799	77,715,824
JNL/S&P Managed Conservative Fund	333,012,774	180,138,618	JNL/S&P Total Yield Fund	48,504,108	34,664,405
JNL/S&P Managed Growth Fund	647,693,295	215,560,546	JNL/Select Balanced Fund	329,388,662	148,148,375
JNL/S&P Managed Moderate Fund	508,219,026	182,604,783	JNL/Select Money Market Fund	904,769,012	1,291,518,536
JNL/S&P Managed Moderate Growth Fund	775,498,557	256,788,370	JNL/Select Value Fund	120,570,052	68,098,987
JNL/S&P Moderate Growth Retirement Strategy Fund	22,030	577,655	JNL/T. Rowe Price Established Growth Fund	209,319,698	105,340,677
JNL/S&P Moderate Retirement Strategy Fund	74,128	1,109,818	JNL/T. Rowe Price Mid-Cap Growth Fund	237,889,478	118,035,837
JNL/S&P Retirement 2015 Fund	20,661,988	51,452,012	JNL/T. Rowe Price Short-Term Bond Fund	190,652,396	98,060,318
JNL/S&P Retirement 2020 Fund	15,808,927	28,911,738	JNL/T. Rowe Price Value Fund	114,476,540	75,753,060

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/MCM 25 Fund	$72,001,066	$139,399,976	JNL/MCM Nasdaq® 25 Fund	$48,287,020	$36,939,560
JNL/MCM Communications Sector Fund	21,918,041	14,905,734	JNL/MCM NYSE® International 25 Fund	53,283,684	42,277,694
JNL/MCM Consumer Brands Sector Fund	19,159,494	14,839,720	JNL/MCM Oil & Gas Sector Fund	298,400,622	209,069,355
JNL/MCM Dow SM 10 Fund	69,795,571	111,808,537	JNL/MCM S&P® 10 Fund	65,844,486	118,173,534
JNL/MCM Dow SM Dividend Fund	78,611,373	62,442,519	JNL/MCM S&P® 24 Fund	19,692,448	17,466,929
JNL/MCM Financial Sector Fund	113,140,858	70,702,623	JNL/MCM S&P® SMid 60 Fund	107,774,078	57,990,056
JNL/MCM Global 15 Fund	101,947,358	197,055,493	JNL/MCM Select Small-Cap Fund	71,947,938	90,619,221
JNL/MCM Healthcare Sector Fund	85,462,428	69,777,415	JNL/MCM Technology Sector Fund	202,865,144	89,872,887
JNL/MCM JNL 5 Fund	602,743,112	753,391,836	JNL/MCM Value Line® 30 Fund	128,092,843	189,226,153
JNL/MCM JNL Optimized 5 Fund	106,309,488	97,799,661	JNL/MCM VIP Fund	65,595,585	61,559,337

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2009 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.446093	$ 12.965341	$ 13.272261	$ 13.603273	$ 9.719054	$ 10.490005	$ 8.926762	$ 10.513159	$ 8.665546	$ 16.721749
Total Return *	0.62%***	0.69%***	-0.06%***	-0.93%***	27.71%	31.73%	19.72%	30.15%	17.84%	33.00%
Ratio of Expenses **	3.06%	2.845%	3.01%	3.61%	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 7.610482	$ 7.963090	$ 7.456591	$ 8.077700	$ 7.353527	$ 12.573178
Total Return *	n/a	n/a	n/a	n/a	-38.05%	-43.20%	-39.96%	-41.81%	-31.00%	-44.66%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 12.284252	$ 14.019714	$ 12.418859	$ 13.881145	$ 10.657491	$ 22.719950
Total Return *	n/a	n/a	n/a	n/a	-18.12%	5.54%	11.47%	-2.85%***	3.85%	16.05%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.003152	$ 13.283412	$ 11.141032	$ 12.952147	$ 10.262688	$ 19.577115
Total Return *	n/a	n/a	n/a	n/a	31.43%	17.90%	3.90%	10.62%	6.60%	9.03%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.45%	3.86%	3.86%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.415702	$ 11.267140	$ 10.722972	$ 11.709139	$ 9.626865	$ 17.956055
Total Return *	n/a	n/a	n/a	n/a	0.00%***	3.64%***	3.30%	4.75%	5.93%	-1.94%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.45%	3.86%	3.86%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM		Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap		Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio		Portfolio	Research Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.627216	$ 13.133099	$ 13.460423	$ 13.857205	$ 11.029111	$ 16.063122	$ 11.177218	$ 12.907977	n/a	$ 11.426506	$ 25.045545
Total Return *	1.87%***	32.53%***	18.12%***	22.71%***	31.21%	35.63%	23.05%	33.46%	n/a	21.26%	36.72%
Ratio of Expenses **	1.10%	1.10%	1.10%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 8.405404	$ 11.843487	$ 9.083134	$ 9.671897	n/a	$ 9.423048	$ 18.319213
Total Return *	n/a	n/a	n/a	n/a	-36.34%	-41.52%	-38.28%	-40.33%	n/a	-29.00%	-43.11%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 13.204592	$ 20.253728	$ 14.717475	$ 16.208684	n/a	$ 13.271782	$ 32.201914
Total Return *	n/a	n/a	n/a	n/a	-15.86%	8.68%	14.59%	10.26%	n/a	6.88%	19.32%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.693623	$ 18.636415	$ 12.843047	$ 14.700524	n/a	$ 12.417826	$ 26.987965
Total Return *	n/a	n/a	n/a	n/a	35.03%	21.37%	6.79%	13.35%	n/a	9.69%	12.65%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.622681	$ 15.355109	$ 12.026701	$ 12.968937	n/a	$ 11.320907	$ 23.956905
Total Return *	n/a	n/a	n/a	n/a	8.19%***	9.59%	6.17%	7.34%	n/a	9.00%	0.75%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 194,779	$ 303,777	$ 351,060	$ 225,707	$ 214,583	$ 186,951	$ 218,614	$ 86,035	$ 265,058	$ 239,991
Units Outstanding (in thousands)	15,469	23,203	26,163	16,344	20,033	12,731	20,598	7,002	24,522	10,688
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	2.64%	2.29%	0.31%	0.00%	2.63%	1.91%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 112,539	$ 108,750	$ 127,035	$ 37,620	$ 173,339	$ 120,056
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	13,737	10,061	14,671	4,076	19,423	7,531
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.18%	0.42%	0.14%	0.00%	1.15%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 134,186	$ 203,285	$ 193,899	$ 69,218	$ 183,983	$ 155,406
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	10,355	10,936	13,729	4,448	14,528	5,770
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.77%	1.65%	0.57%	0.34%	2.54%	0.71%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 151,821	$ 132,458	$ 89,484	$ 47,863	$ 151,521	$ 109,223
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	9,795	7,662	7,210	3,368	12,674	5,042
Investment Income Ratio *	n/a	n/a	n/a	n/a	1.51%	1.62%	0.02%	0.00%	0.93%	0.30%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 23,177	$ 88,044	$ 77,265	$ 45,043	$ 118,850	$ 117,922
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	2,005	6,119	6,605	3,570	10,813	6,149
Investment Income Ratio *	n/a	n/a	n/a	n/a	0.00%	1.75%	0.04%	0.00%	0.01%	0.50%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.440753	$ 17.374529	$ 9.113705	$ 7.712029	$ 11.707821	$ 15.081920	$ 7.536660	$ 7.026219	$ 9.164130	$ 7.186112
Total Return *	47.18%	30.30%	44.49%	21.10%	29.36%	30.29%	25.52%	26.20%	28.27%	22.82%
Ratio of Expenses **	3.61%	3.41%	3.695%	3.06%	3.40%	3.91%	3.61%	3.61%	3.56%	3.145%

Period ended December 31, 2008

Unit Value	$ 4.376090	$ 13.334545	$ 6.307417	$ 6.368322	$ 9.050892	$ 11.575782	$ 6.004356	$ 5.567683	$ 7.144350	$ 5.851107
Total Return *	-49.35%***	-42.86%	-52.24%***	-34.86%***	-41.07%	-40.65%	-34.77%***	-42.73%	-32.19%	-39.82%
Ratio of Expenses **	3.61%	3.41%	3.695%	3.06%	3.40%	3.91%	3.61%	3.61%	3.56%	3.145%

Period ended December 31, 2007

Unit Value	$ 9.848527	$ 23.335999	$ 13.428198	$ 10.538002	$ 15.359991	$ 19.503996	$ 9.775729	$ 9.721359	$ 10.536430	$ 9.723155
Total Return *	-1.51%***	6.03%	-3.84%***	3.69%***	-2.79%	7.77%	-6.46%***	-5.91%***	-1.73%	-8.10%***
Ratio of Expenses **	2.845%	3.41%	3.61%	3.05%	3.40%	3.91%	3.31%	3.61%	3.56%	3.145%

Period ended December 31, 2006

Unit Value	n/a	$ 22.007930	n/a	n/a	$ 15.801623	$ 18.097518	n/a	n/a	$ 10.722272	n/a
Total Return *	n/a	1.11%	n/a	n/a	8.60%	15.49%	n/a	n/a	4.10%***	n/a
Ratio of Expenses **	n/a	3.41%	n/a	n/a	3.40%	3.91%	n/a	n/a	3.56%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 21.766740	n/a	n/a	$ 14.549938	$ 15.669951	n/a	n/a	n/a	n/a
Total Return *	n/a	5.48%***	n/a	n/a	-0.07%	-0.24%***	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	3.41%	n/a	n/a	3.40%	3.91%	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton		JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth		Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)		Income Portfolio(a)	Shares Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.785510	$ 24.723078	$ 9.869603	$ 8.196234	$ 16.108550	$ 22.208611	$ 8.141578	$ 7.567485	n/a	$ 10.066533	$ 7.633746
Total Return *	50.92%	33.47%	48.44%	23.62%	32.50%	34.14%	28.84%	29.40%	n/a	31.60%	25.35%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2008

Unit Value	$ 4.496055	$ 18.523053	$ 6.648895	$ 6.630091	$ 12.157618	$ 16.556491	$ 6.319163	$ 5.847939	n/a	$ 7.649488	$ 6.089773
Total Return *	-25.74%***	-41.46%	-51.71%	-2.64%***	-39.64%	-38.90%	-36.77%	-41.27%	n/a	-30.44%	-5.75%***
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2007

Unit Value	$ 9.860527	$ 31.644131	$ 13.767720	$ 10.731355	$ 20.143014	$ 27.096246	$ 9.993973	$ 9.957514	n/a	$ 10.996249	$ 9.910412
Total Return *	-1.39%***	8.63%	14.25%***	6.45%***	-0.42%	10.97%	-1.17%***	2.11%***	n/a	0.83%	-0.79%***
Ratio of Expenses **	1.25%	1.00%	1.00%	1.15%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.15%

Period ended December 31, 2006

Unit Value	n/a	$ 29.129267	n/a	n/a	$ 20.228069	$ 24.417432	n/a	n/a	n/a	$ 10.908218	n/a
Total Return *	n/a	3.57%	n/a	n/a	11.23%	18.89%	n/a	n/a	n/a	-0.02%***	n/a
Ratio of Expenses **	n/a	1.00%	n/a	n/a	1.00%	1.00%	n/a	n/a	n/a	1.00%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 28.126118	n/a	n/a	$ 18.185242	$ 20.537083	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	3.63%	n/a	n/a	2.35%	1.50%	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	1.00%	n/a	n/a	1.00%	1.00%	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 92,048	$ 284,325	$ 499,893	$ 86,765	$ 76,609	$ 179,792	$ 795,638	$ 82,733	$ 406,535	$ 146,000
Units Outstanding (in thousands)	13,701	12,891	51,594	10,774	5,158	8,801	99,557	11,092	41,299	19,405
Investment Income Ratio *	2.32%	0.19%	1.06%	0.93%	1.42%	0.00%	0.07%	2.38%	7.51%	4.87%

Period ended December 31, 2008

Net Assets (in thousands)	$ 15,040	$ 123,760	$ 175,643	$ 40,233	$ 37,396	$ 107,791	$ 552,970	$ 34,780	$ 214,040	$ 60,998
Units Outstanding (in thousands)	3,365	7,729	26,783	6,154	3,315	7,090	88,674	6,013	28,474	10,133
Investment Income Ratio *	0.25%	0.00%	0.06%	0.00%	2.61%	0.00%	1.40%	0.02%	0.09%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$ 1,986	$ 151,626	$ 294,796	$ 19,247	$ 70,254	$ 159,201	$ 762,485	$ 47,195	$ 252,304	$ 71,047
Units Outstanding (in thousands)	202	5,756	21,577	1,804	3,735	6,378	76,812	4,766	23,215	7,206
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.88%	2.39%	0.00%	1.28%	4.81%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$ 139,074	n/a	n/a	$ 78,068	$ 104,070	n/a	n/a	$ 58,428	n/a
Units Outstanding (in thousands)	n/a	5,847	n/a	n/a	4,109	4,595	n/a	n/a	5,381	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.02%	0.00%	n/a	n/a	5.07%	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 165,961	n/a	n/a	$ 80,193	$ 80,053	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	7,241	n/a	n/a	4,663	4,181	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.87%	0.00%	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.071610	$ 14.967299	$ 11.380544	$ 9.571077	$ 10.330943	$ 9.177295	$ 14.458073	$ 12.792920	$ 10.885966	$ 12.678476
Total Return *	28.47%	9.78%	-2.17%***	27.56%	0.07%***	25.18%	37.89%	-0.12%	65.65%	34.59%
Ratio of Expenses **	3.91%	3.91%	3.61%	3.91%	2.96%	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2008

Unit Value	$ 7.061138	$ 13.633944	$ 9.615461	$ 7.502931	n/a	$ 7.331489	$ 10.484843	$ 12.808585	$ 6.571545	$ 9.420260
Total Return *	-35.69%	-8.81%	5.28%***	-38.54%	n/a	-46.62%	-46.41%	2.61%	-51.82%	-41.18%
Ratio of Expenses **	3.91%	3.91%	2.845%	3.91%	n/a	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2007

Unit Value	$ 10.980404	$ 14.950410	n/a	$ 12.208730	n/a	$ 13.734935	$ 19.566550	$ 12.482587	$ 13.639504	$ 16.014550
Total Return *	-9.76%	2.88%	n/a	-1.17%	n/a	7.66%	4.11%	2.45%	-2.44%***	-6.16%
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2006

Unit Value	$ 12.167333	$ 14.532441	n/a	$ 12.353358	n/a	$ 12.758163	$ 18.793604	$ 12.184558	$ 10.747873	$ 17.065782
Total Return *	13.21%	0.68%	n/a	11.30%	n/a	26.93%	8.10%	-0.54%	11.69%***	7.85%***
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	3.36%	3.695%

Period ended December 31, 2005

Unit Value	$ 10.747716	$ 14.434635	n/a	$ 11.098693	n/a	$ 10.051067	$ 17.386172	$ 12.250484	n/a	$ 15.559998
Total Return *	0.89%***	-0.25%***	n/a	-0.85%***	n/a	4.81%***	2.41%***	-1.40%	n/a	4.96%
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	n/a	3.61%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government		JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond		Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio		Portfolio(b)	Equity Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.390995	$ 22.917617	$ 11.753563	$ 10.963264	$ 10.383224	$ 12.952293	$ 21.185481	$ 19.133594	n/a	$ 11.979738	$ 17.443577
Total Return *	32.27%	13.02%	6.16%***	31.33%	-0.96%***	28.87%	41.54%	2.66%	n/a	70.03%	38.26%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 7.855974	$ 20.277549	$ 9.655005	$ 8.347706	n/a	$ 10.050436	$ 14.968151	$ 18.637360	n/a	$ 7.045604	$ 12.616145
Total Return *	-33.79%	-6.12%	-3.14%***	-36.73%	n/a	-45.05%	-45.00%	5.47%	n/a	-50.55%	-39.57%
Ratio of Expenses **	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 11.866094	$ 21.598776	n/a	$ 13.193511	n/a	$ 18.288854	$ 27.213447	$ 17.670275	n/a	$ 14.246633	$ 20.877235
Total Return *	-7.07%	5.94%	n/a	1.94%***	n/a	10.85%	6.88%	5.32%	n/a	24.60%***	-3.58%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 12.769450	$ 20.388598	n/a	$ 12.942905	n/a	$ 16.498809	$ 25.461414	$ 16.777961	n/a	$ 10.910134	$ 21.652882
Total Return *	3.43%***	3.65%	n/a	14.50%	n/a	30.67%	10.94%	2.23%	n/a	19.04%***	13.42%
Ratio of Expenses **	1.00%	1.00%	n/a	1.15%	n/a	1.00%	1.00%	1.00%	n/a	1.10%	1.00%

Period ended December 31, 2005

Unit Value	$ 10.946232	$ 19.671463	n/a	$ 11.303526	n/a	$ 12.626277	$ 22.949895	$ 16.412388	n/a	n/a	$ 19.090166
Total Return *	7.60%***	1.60%	n/a	10.14%***	n/a	17.39%	5.11%	1.34%	n/a	n/a	10.69%***
Ratio of Expenses **	1.15%	1.00%	n/a	1.15%	n/a	1.00%	1.00%	1.00%	n/a	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government		JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond		Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio		Portfolio(b)	Equity Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 126,299	$ 365,183	$ 126,741	$ 130,124	$ 157,832	$ 270,170	$ 115,417	$ 389,728		$ 531,698	$ 150,303
Units Outstanding (in thousands)	12,508	17,500	10,866	12,215	15,362	22,142	6,505	22,457		45,414	9,389
Investment Income Ratio *	0.95%	4.93%	0.19%	1.26%	0.00%	4.71%	0.00%	2.38%		2.38%	0.83%

Period ended December 31, 2008

Net Assets (in thousands)	$ 57,615	$ 276,385	$ 8,743	$ 64,799	n/a	$ 187,536	$ 64,780	$ 448,360		$ 148,734	$ 110,321
Units Outstanding (in thousands)	7,519	14,923	906	7,952	n/a	19,656	5,353	26,520		21,505	9,536
Investment Income Ratio *	1.19%	3.40%	0.00%	1.02%	n/a	1.94%	0.00%	2.87%		0.66%	1.22%

Period ended December 31, 2007

Net Assets (in thousands)	$ 57,150	$ 329,798	n/a	$ 89,409	n/a	$ 396,407	$ 133,042	$ 190,859		$ 243,760	$ 214,652
Units Outstanding (in thousands)	4,912	16,644	n/a	6,902	n/a	22,558	6,122	11,779		17,321	11,206
Investment Income Ratio *	2.81%	3.54%	n/a	2.42%	n/a	5.66%	0.00%	3.79%		0.26%	5.52%

Period ended December 31, 2006

Net Assets (in thousands)	$ 45,327	$ 251,053	n/a	$ 54,652	n/a	$ 293,190	$ 112,750	$ 167,521		$ 30,065	$ 185,662
Units Outstanding (in thousands)	3,595	13,343	n/a	4,264	n/a	18,030	5,729	10,828		2,766	9,361
Investment Income Ratio *	1.38%	0.09%	n/a	2.41%	n/a	2.37%	0.00%	0.00%		0.00%	2.84%

Period ended December 31, 2005

Net Assets (in thousands)	$ 12,193	$ 187,199	n/a	$ 22,285	n/a	$ 116,828	$ 120,214	$ 168,504		n/a	$ 162,241
Units Outstanding (in thousands)	1,120	10,244	n/a	1,978	n/a	9,007	6,834	11,098		n/a	9,282
Investment Income Ratio *	0.00%	5.94%	n/a	0.00%	n/a	0.45%	0.27%	3.73%		n/a	10.23%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 7.230905	$ 11.846888	$ 11.081543	$ 7.244035	$ 8.939833	$ 10.452001	$ 3.628383	$ 7.568376	$ 5.277655	$ 5.695866
Total Return *	-6.11%	0.00%***	9.79%***	20.73%	46.95%	1.69%	21.02%	28.48%	11.33%	15.99%
Ratio of Expenses **	3.51%	3.545%	2.895%	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.61%

Period ended December 31, 2008

Unit Value	$ 7.701860	$ 8.374701	$ 8.306746	$ 6.000234	$ 6.083724	$ 10.278779	$ 2.998232	$ 5.890476	$ 4.740586	$ 4.910643
Total Return *	-40.69%	12.01%***	6.85%***	-38.22%	-37.77%	-0.28%	-41.84%	-33.70%	-48.14%	-42.83%***
Ratio of Expenses **	3.51%	2.295%	2.56%	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.61%

Period ended December 31, 2007

Unit Value	$ 12.986859	n/a	n/a	$ 9.712781	$ 9.775965	$ 10.307274	$ 5.154877	$ 8.884283	$ 9.141905	$ 10.068067
Total Return *	-10.04%	n/a	n/a	-2.81%***	-6.66%	2.31%	0.49%	-11.10%	-2.96%	-13.16%
Ratio of Expenses **	3.51%	n/a	n/a	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.545%

Period ended December 31, 2006

Unit Value	$ 14.436122	n/a	n/a	n/a	$ 10.473370	$ 10.074061	$ 5.129986	$ 9.994079	$ 9.420741	$ 11.593769
Total Return *	6.54%***	n/a	n/a	n/a	7.84%	-0.32%	15.15%***	9.48%	24.49%	2.15%***
Ratio of Expenses **	3.51%	n/a	n/a	n/a	4.00%	3.91%	3.71%	3.56%	4.00%	3.545%

Period ended December 31, 2005

Unit Value	$ 12.861470	n/a	n/a	n/a	$ 9.711698	$ 10.106316	$ 4.041766	$ 9.128653	$ 7.567178	n/a
Total Return *	1.11%	n/a	n/a	n/a	-6.73%	-0.30%***	-2.22%	-3.04%***	-9.36%	n/a
Ratio of Expenses **	3.45%	n/a	n/a	n/a	4.00%	3.91%	3.21%	3.56%	4.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands		Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio		Portfolio	Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.553190	$ 12.225430	$ 11.344119	$ 7.650716	$ 12.247240	$ 13.179022	$ 4.823358	$ 9.903635	n/a	$ 7.230299	$ 6.315424
Total Return *	-5.51%	45.54%	36.06%	23.22%	51.42%	4.70%	24.34%	31.82%	n/a	14.72%	19.06%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 10.110605	$ 8.400224	$ 8.337377	$ 6.208784	$ 8.088140	$ 12.587951	$ 3.879092	$ 7.513185	n/a	$ 6.302564	$ 5.304558
Total Return *	-39.19%	-5.59%***	-4.47%***	-35.78%***	-35.87%	2.66%	-40.24%	-31.98%	n/a	-46.57%	-49.87%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 16.625624	n/a	n/a	$ 9.843719	$ 12.612726	$ 12.261238	$ 6.491019	$ 11.045267	n/a	$ 11.794827	$ 10.581265
Total Return *	-7.74%	n/a	n/a	-4.92%***	-3.80%	5.36%	3.26%***	-8.79%	n/a	0.01%	-10.83%***
Ratio of Expenses **	1.00%	n/a	n/a	1.15%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 18.020082	n/a	n/a	n/a	$ 13.110972	$ 11.637195	$ 6.286020	$ 12.109280	n/a	$ 11.793390	$ 11.865620
Total Return *	15.64%	n/a	n/a	n/a	11.12%	2.62%	35.64%	12.31%	n/a	28.28%	18.66%***
Ratio of Expenses **	1.00%	n/a	n/a	n/a	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2005

Unit Value	$ 15.583063	n/a	n/a	n/a	$ 11.799121	$ 11.340550	$ 4.634201	$ 10.781848	n/a	$ 9.193764	n/a
Total Return *	3.61%	n/a	n/a	n/a	-3.89%	0.84%	-0.14%	-0.10%***	n/a	6.61%	n/a
Ratio of Expenses **	1.00%	n/a	n/a	n/a	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands		Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio		Portfolio	Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 23,031	$ 11,179	$ 172,516	$ 383,253	$ 466,312	$ 39,177	$ 33,163		$ 338,274	$ 231,277
Units Outstanding (in thousands)	-	1,899	993	22,814	33,485	37,262	8,725	3,576		50,000	37,582
Investment Income Ratio *	0.50%	0.74%	1.33%	4.71%	4.57%	3.09%	4.96%	0.68%		0.00%	7.43%

Period ended December 31, 2008

Net Assets (in thousands)	$ 60,108	$ 552	$ 366	$ 88,276	$ 326,726	$ 314,498	$ 27,618	$ 22,306		$ 335,675	$ 187,965
Units Outstanding (in thousands)	6,377	66	44	14,348	42,986	26,242	7,623	3,172		56,632	36,151
Investment Income Ratio *	0.00%	0.00%	0.17%	1.18%	3.13%	4.39%	4.39%	0.34%		0.00%	0.45%

Period ended December 31, 2007

Net Assets (in thousands)	$ 111,168	n/a	n/a	$ 50,864	$ 689,744	$ 303,352	$ 82,006	$ 17,959		$ 815,547	$ 381,088
Units Outstanding (in thousands)	7,130	n/a	n/a	5,188	57,881	25,866	13,425	1,719		73,139	36,492
Investment Income Ratio *	3.78%	n/a	n/a	0.00%	1.64%	4.40%	4.21%	0.49%		0.00%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 127,361	n/a	n/a	n/a	$ 707,449	$ 231,059	$ 53,066	$ 22,722		$ 848,141	$ 278,475
Units Outstanding (in thousands)	7,493	n/a	n/a	n/a	56,752	20,619	8,876	1,967		75,604	23,593
Investment Income Ratio *	9.21%	n/a	n/a	n/a	0.00%	2.20%	2.29%	0.22%		0.00%	0.00%

Period ended December 31, 2005

Net Assets (in thousands)	$ 121,325	n/a	n/a	n/a	$ 547,728	$ 169,206	$ 12,982	$ 17,930		$ 547,103	n/a
Units Outstanding (in thousands)	8,217	n/a	n/a	n/a	48,527	15,411	2,866	1,727		62,187	n/a
Investment Income Ratio *	5.37%	n/a	n/a	n/a	0.00%	2.91%	9.45%	1.73%		0.00%	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 4.550344	$ 11.735781	$ 5.475175	$ 9.707498	$ 9.811293	$ 9.126428	$ 7.970029	$ 12.049528	$ 8.580057	$ 7.979799
Total Return *	-7.32%	6.88%***	14.41%	25.92%	-2.51%***	16.12%	2.11%***	24.34%	19.63%	32.73%
Ratio of Expenses **	3.80%	2.91%	3.61%	4.00%	2.71%	3.56%	3.61%	3.895%	3.695%	3.695%

Period ended December 31, 2008

Unit Value	$ 4.909712	$ 8.579682	$ 4.785452	$ 7.709450	n/a	$ 7.859728	$ 6.641190	$ 9.690621	$ 7.171980	$ 6.012211
Total Return *	-40.13%	-9.36%***	-52.39%	-50.53%	n/a	-25.89%	-29.78%***	-45.10%	-44.62%	-48.04%
Ratio of Expenses **	3.80%	2.295%	3.61%	4.00%	n/a	3.56%	3.26%	3.895%	3.695%	3.695%

Period ended December 31, 2007

Unit Value	$ 8.200194	n/a	$ 10.052315	$ 15.585405	n/a	$ 10.605473	$ 9.793444	$ 17.652756	$ 12.950761	$ 11.569752
Total Return *	-0.13%	n/a	-20.31%	6.74%	n/a	3.78%	-4.03%***	6.15%	-2.26%	13.27%***
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	3.11%	3.895%	3.695%	3.695%

Period ended December 31, 2006

Unit Value	$ 8.210535	n/a	$ 12.613960	$ 14.601799	n/a	$ 10.218724	n/a	$ 16.629925	$ 13.250811	$ 10.602318
Total Return *	12.49%	n/a	14.49%	34.63%	n/a	2.56%	n/a	20.79%	14.52%	12.32%***
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	n/a	3.895%	3.695%	3.26%

Period ended December 31, 2005

Unit Value	$ 7.298669	n/a	$ 11.017663	$ 10.845521	n/a	$ 9.963495	n/a	$ 13.767148	$ 11.570828	n/a
Total Return *	0.37%	n/a	7.04%***	5.88%	n/a	5.18%***	n/a	8.99%	7.65%***	n/a
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	n/a	3.895%	3.695%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(e) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International		JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio		Portfolio	5 Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.001171	$ 12.001143	$ 7.202118	$ 13.299024	$ 9.852047	$ 12.006527	$ 8.523506	$ 15.172458	n/a	$ 9.881825	$ 8.809122
Total Return *	-6.66%	7.56%***	17.44%	29.75%	-2.14%***	19.77%	23.79%	27.99%	n/a	22.90%	36.35%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.10%	1.00%	1.10%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 6.429082	$ 8.602749	$ 6.132779	$ 10.249580	n/a	$ 10.024957	$ 6.885272	$ 11.853967	n/a	$ 8.040449	$ 6.460537
Total Return *	-38.43%	-7.01%***	-51.14%	-49.03%	n/a	-23.97%	-28.18%***	-43.49%	n/a	-43.11%	-46.62%
Ratio of Expenses **	1.00%	1.15%	1.00%	1.00%	n/a	1.00%	1.10%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 10.441324	n/a	$ 12.550628	$ 20.108100	n/a	$ 13.185167	$ 9.923123	$ 20.977377	n/a	$ 14.132910	$ 12.101901
Total Return *	2.73%	n/a	-18.19%***	10.01%	n/a	6.49%	1.36%***	9.29%	n/a	0.42%	2.26%***
Ratio of Expenses **	1.00%	n/a	1.00%	1.00%	n/a	1.00%	1.15%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.164248	n/a	$ 15.340976	$ 18.279250	n/a	$ 12.381483	n/a	$ 19.194913	n/a	$ 14.073753	$ 10.751698
Total Return *	15.68%	n/a	18.64%	38.72%	n/a	5.21%	n/a	24.33%	n/a	17.64%	7.09%***
Ratio of Expenses **	1.00%	n/a	1.15%	1.00%	n/a	1.00%	n/a	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	$ 8.786572	n/a	$ 12.930662	$ 13.176756	n/a	$ 11.767904	n/a	$ 15.438331	n/a	$ 11.963532	n/a
Total Return *	3.21%	n/a	4.90%	9.09%	n/a	8.74%***	n/a	12.19%	n/a	-0.31%***	n/a
Ratio of Expenses **	1.00%	n/a	1.15%	1.00%	n/a	1.00%	n/a	1.00%	n/a	1.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(e) Commencement of operations September 28, 2009.
Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International		JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio		Portfolio	5 Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 12,296	$ 139,933	$ 571,293	$ 6,516	$ 151,086	$ 181,699	$ 448,711		$ 3,112,603	$ 394,466
Units Outstanding (in thousands)	-	1,030	20,881	45,965	662	13,468	21,566	31,012		325,622	45,827
Investment Income Ratio *	3.03%	5.88%	1.78%	0.00%	0.00%	1.37%	1.43%	2.71%		3.69%	2.75%

Period ended December 31, 2008

Net Assets (in thousands)	$ 42,727	$ 393	$ 72,120	$ 523,597	n/a	$ 118,315	$ 56,123	$ 296,336		$ 2,750,040	$ 288,762
Units Outstanding (in thousands)	6,841	46	12,618	54,392	n/a	12,595	8,223	26,077		351,715	45,495
Investment Income Ratio *	1.56%	0.76%	1.76%	0.00%	n/a	0.82%	1.35%	2.07%		2.19%	0.01%

Period ended December 31, 2007

Net Assets (in thousands)	$ 79,149	n/a	$ 51,640	$ 1,308,355	n/a	$ 106,519	$ 27,920	$ 554,883		$ 5,208,867	$ 375,799
Units Outstanding (in thousands)	7,793	n/a	4,371	68,945	n/a	8,577	2,824	27,401		376,758	31,420
Investment Income Ratio *	1.59%	n/a	1.53%	0.00%	n/a	0.80%	0.00%	2.83%		2.12%	3.74%

Period ended December 31, 2006

Net Assets (in thousands)	$ 66,622	n/a	$ 66,020	$ 1,120,821	n/a	$ 80,719	n/a	$ 457,401		$ 3,510,402	$ 83,942
Units Outstanding (in thousands)	6,531	n/a	4,511	64,547	n/a	6,873	n/a	24,461		253,347	7,834
Investment Income Ratio *	6.96%	n/a	1.37%	0.00%	n/a	0.58%	n/a	3.16%		0.43%	0.85%

Period ended December 31, 2005

Net Assets (in thousands)	$ 51,576	n/a	$ 37,388	$ 639,572	n/a	$ 73,969	n/a	$ 270,319		$ 1,178,139	n/a
Units Outstanding (in thousands)	5,773	n/a	2,987	50,759	n/a	6,571	n/a	17,823		99,440	n/a
Investment Income Ratio *	5.94%	n/a	1.82%	0.00%	n/a	0.84%	n/a	2.95%		0.05%	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio	60 Portfolio(b)	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.711518	$ 7.801081	$ 20.840162	$ 11.475909	$ 6.454163	$ 7.858512	$ 11.181316	$ 7.953366	$ 9.141570	$ 8.803901
Total Return *	29.35%	0.08%***	15.48%	16.00%***	15.06%	15.03%	32.76%	21.16%	13.44%***	0.78%
Ratio of Expenses **	3.61%	3.61%	3.91%	3.06%	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%

Period ended December 31, 2008

Unit Value	$ 6.734775	$ 5.970626	$ 18.046281	$ 9.546820	$ 5.609372	$ 6.831992	$ 8.422212	$ 6.564522	$ 5.911605	$ 8.735721
Total Return *	-43.59%	-47.72%	-40.25%	12.07%***	-51.61%	-5.28%***	-39.97%	-40.02%	-32.38%	-42.41%
Ratio of Expenses **	3.61%	3.36%	3.91%	2.36%	4.00%	3.26%	3.895%	3.895%	3.145%	4.00%

Period ended December 31, 2007

Unit Value	$ 11.938104	$ 11.419846	$ 30.200568	n/a	$ 11.591185	$ 10.513577	$ 14.029655	$ 10.945285	$ 8.742381	$ 15.168172
Total Return *	14.83%	9.11%***	30.07%	n/a	0.89%	-1.17%***	3.32%	0.87%	-1.08%***	-13.98%
Ratio of Expenses **	3.61%	3.36%	3.91%	n/a	4.00%	3.145%	3.895%	3.895%	3.145%	4.00%

Period ended December 31, 2006

Unit Value	$ 10.396119	n/a	$ 23.218669	n/a	$ 11.488758	$ 10.104177	$ 13.578314	$ 10.850789	n/a	$ 17.633309
Total Return *	1.04%	n/a	16.17%	n/a	0.57%	0.00%	5.51%	10.69%	n/a	5.20%
Ratio of Expenses **	3.61%	n/a	3.91%	n/a	4.00%	2.895%	3.895%	3.895%	n/a	4.00%

Period ended December 31, 2005

Unit Value	$ 10.289532	n/a	$ 19.986224	n/a	$ 11.424088	n/a	$ 12.869369	$ 9.802793	n/a	$ 16.761938
Total Return *	1.68%***	n/a	-7.10%***	n/a	31.89%	n/a	7.71%	0.40%	n/a	4.66%
Ratio of Expenses **	3.61%	n/a	3.91%	n/a	4.00%	n/a	3.895%	3.895%	n/a	4.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500		S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio		60 Portfolio(b)	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.988556	$ 8.365151	$ 28.289917	$ 11.771783	$ 8.842030	$ 8.538156	$ 14.079208	$ 10.014643	n/a	$ 9.802589	$ 12.061163
Total Return *	32.77%	34.69%	18.89%	29.12%***	18.56%	17.65%	36.66%	24.72%	n/a	59.98%	3.85%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 7.523099	$ 6.210757	$ 23.795171	$ 9.573796	$ 7.457573	$ 7.257030	$ 10.302385	$ 8.029980	n/a	$ 6.127313	$ 11.614036
Total Return *	-26.43%***	-40.36%***	-38.48%	0.87%***	-50.13%	-22.00%***	-38.21%	-38.26%	n/a	-25.70%***	-40.65%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.15%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 12.949952	$ 11.594407	$ 38.679651	n/a	$ 14.954809	$ 10.878501	$ 16.671900	$ 13.006640	n/a	$ 8.863185	$ 19.569867
Total Return *	17.77%	12.01%***	33.93%	n/a	3.98%	6.39%	6.38%	3.85%	n/a	-13.45%***	-11.35%
Ratio of Expenses **	1.10%	1.10%	1.00%	n/a	1.00%	1.10%	1.00%	1.00%	n/a	1.10%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.996216	n/a	$ 28.880108	n/a	$ 14.382183	$ 10.225154	$ 15.672619	$ 12.524398	n/a	n/a	$ 22.074332
Total Return *	3.60%	n/a	19.59%	n/a	3.62%	2.25%***	8.60%	13.93%	n/a	n/a	8.39%
Ratio of Expenses **	1.10%	n/a	1.00%	n/a	1.00%	1.10%	1.00%	1.00%	n/a	n/a	1.00%

Period ended December 31, 2005

Unit Value	$ 10.614405	n/a	$ 24.148719	n/a	$ 13.879669	n/a	$ 14.431578	$ 10.992756	n/a	n/a	$ 20.364977
Total Return *	-2.09%	n/a	35.51***%	n/a	35.89%	n/a	10.87%	3.34%	n/a	n/a	7.84%
Ratio of Expenses **	1.10%	n/a	1.00%	n/a	1.00%	n/a	1.00%	1.00%	n/a	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500		S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio		60 Portfolio(b)	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 84,029	$ 79,880	$ 434,345	$ 15,722	$ 320,366	$ 32,401	$ 359,664	$ 662,896		$ 123,129	$ 288,802
Units Outstanding (in thousands)	8,721	9,719	16,524	1,345	38,784	3,884	26,849	68,254		12,792	25,618
Investment Income Ratio *	0.00%	4.80%	0.98%	2.92%	0.00%	0.24%	1.26%	1.69%		1.07%	0.93%

Period ended December 31, 2008

Net Assets (in thousands)	$ 52,148	$ 50,700	$ 303,559	$ 489	$ 319,741	$ 25,914	$ 235,462	$ 352,980		$ 40,940	$ 298,383
Units Outstanding (in thousands)	7,151	8,265	13,755	51	45,660	3,643	23,887	45,784		6,769	27,339
Investment Income Ratio *	0.02%	0.01%	0.56%	0.00%	0.00%	0.00%	1.06%	1.65%		0.01%	0.28%

Period ended December 31, 2007

Net Assets (in thousands)	$ 106,385	$ 63,561	$ 443,808	n/a	$ 833,493	$ 22,726	$ 414,090	$ 561,046		$ 32,447	$ 628,445
Units Outstanding (in thousands)	8,393	5,504	12,229	n/a	58,973	2,111	25,780	44,590		3,676	34,012
Investment Income Ratio *	0.00%	6.89%	1.09%	n/a	0.00%	0.00%	1.20%	1.41%		5.03%	7.92%

Period ended December 31, 2006

Net Assets (in thousands)	$ 65,396	n/a	$ 282,036	n/a	$ 803,247	$ 17,704	$ 349,594	$ 506,064		n/a	$ 700,093
Units Outstanding (in thousands)	6,035	n/a	10,353	n/a	58,733	1,737	22,952	41,376		n/a	33,390
Investment Income Ratio *	0.00%	n/a	1.23%	n/a	0.00%	0.00%	1.35%	1.51%		n/a	0.00%

Period ended December 31, 2005

Net Assets (in thousands)	$ 42,128	n/a	$ 173,953	n/a	$ 694,989	n/a	$ 264,156	$ 380,518		n/a	$ 546,751
Units Outstanding (in thousands)	4,002	n/a	7,593	n/a	52,332	n/a	18,676	35,107		n/a	28,099
Investment Income Ratio *	0.00%	n/a	2.75%	n/a	0.00%	n/a	1.58%	1.39%		n/a	0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.012294	$ 4.994363	$ 9.316264	$ 8.944430	$ 10.177547	$ 7.695688	$ 7.152263	$ 11.271641	$ 12.851486	$ 12.252150
Total Return *	22.51%	57.85%	10.52%	19.68%	34.48%	5.39%***	8.83%***	13.16%	11.03%	22.82%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%	3.61%	3.545%	3.91%	3.36%

Period ended December 31, 2008

Unit Value	$ 8.172661	$ 3.163917	$ 8.429241	$ 7.473857	$ 7.568122	$ 4.725637	$ 4.086552	$ 9.960680	$ 11.574992	$ 9.975828
Total Return *	-37.41%	-45.48%	-49.35%	-44.76%	-42.96%	-49.80%***	-50.99%***	-11.52%***	-3.45%	-42.47%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	3.21%	3.21%	3.545%	3.91%	3.36%

Period ended December 31, 2007

Unit Value	$ 13.058461	$ 5.803200	$ 16.642550	$ 13.529815	$ 13.268141	n/a	n/a	$ 10.761052	$ 11.988650	$ 17.339977
Total Return *	-5.87%	10.37%	15.13%	6.91%	2.54%	n/a	n/a	5.72%***	4.07%	-10.33%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	n/a	n/a	3.145%	3.91%	3.36%

Period ended December 31, 2006

Unit Value	$ 13.872382	$ 5.258183	$ 14.455154	$ 12.655538	$ 12.940106	n/a	n/a	n/a	$ 11.519490	$ 19.337160
Total Return *	13.01%	5.38%	-6.36%***	8.31%	12.82%	n/a	n/a	n/a	-0.48%	10.00%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	n/a	n/a	n/a	3.91%	3.36%

Period ended December 31, 2005

Unit Value	$ 12.275325	$ 4.989541	$ 15.224490	$ 11.684904	$ 11.469210	n/a	n/a	n/a	$ 11.575526	$ 17.579695
Total Return *	0.25%	0.00%***	18.82%***	8.42%***	5.39%***	n/a	n/a	n/a	-0.56%***	2.30%***
Ratio of Expenses **	3.895%	3.71%	3.61%	3.51%	3.61%	n/a	n/a	n/a	3.91%	3.36%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return		Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)		Bond Portfolio	Portfolio(c)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.607306	$ 6.639203	$ 10.729784	$ 10.202293	$ 12.762875	$ 8.125063	$ 7.551324	$ 12.152635	n/a	$ 18.137786	$ 16.829567
Total Return *	26.11%	62.19%	13.54%	22.72%	38.04%	34.34%***	0.87%***	16.08%	n/a	14.31%	24.83%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2008

Unit Value	$ 9.997206	$ 4.093468	$ 9.450010	$ 8.313699	$ 9.246087	$ 4.833989	$ 4.180148	$ 10.469333	n/a	$ 15.867781	$ 13.482237
Total Return *	-35.58%	-43.98%	-47.97%	-39.16%***	-41.45%	-47.99%***	-49.76%***	-8.88%***	n/a	-0.60%	-41.18%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2007

Unit Value	$ 15.517913	$ 7.307406	$ 18.161781	$ 14.629951	$ 15.792289	n/a	n/a	$ 10.973974	n/a	$ 15.963557	$ 22.922528
Total Return *	-3.09%	13.41%	18.29%	9.54%	5.26%	n/a	n/a	9.72%***	n/a	7.16%	-8.31%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	1.10%	n/a	1.00%	1.15%

Period ended December 31, 2006

Unit Value	$ 16.012149	$ 6.443138	$ 15.352958	$ 13.356133	$ 15.002894	n/a	n/a	n/a	n/a	$ 14.896380	$ 25.000877
Total Return *	16.32%	8.27%	-2.36%	10.94%	15.80%	n/a	n/a	n/a	n/a	2.45%	12.45%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	n/a	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	$ 13.765517	$ 5.950916	$ 15.724123	$ 12.038914	$ 12.955865	n/a	n/a	n/a	n/a	$ 14.540662	$ 22.233139
Total Return *	3.19%	8.47%***	37.42%	8.58%	12.61%	n/a	n/a	n/a	n/a	1.29%	7.51%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	n/a	n/a	1.00%	1.15%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return		Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)		Bond Portfolio	Portfolio(c)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 363,256	$ 225,292	$ 524,476	$ 282,986	$ 173,881	$ 96,476	$ 216,740	$ 694,975		$ 1,673,846	$ -
Units Outstanding (in thousands)	30,126	36,401	50,623	28,696	14,359	12,009	29,002	58,299		99,987	-
Investment Income Ratio *	0.93%	0.12%	0.13%	1.73%	1.69%	0.01%	0.00%	2.99%		3.12%	7.91%

Period ended December 31, 2008

Net Assets (in thousands)	$ 193,801	$ 49,761	$ 517,873	$ 228,217	$ 104,997	$ 3,934	$ 24,871	$ 423,346		$ 871,072	$ 37,459
Units Outstanding (in thousands)	20,221	13,023	56,424	28,250	11,924	819	5,964	41,005		59,558	3,362
Investment Income Ratio *	1.28%	0.02%	0.30%	1.50%	1.34%	1.34%	0.00%	1.51%		4.36%	0.18%

Period ended December 31, 2007

Net Assets (in thousands)	$ 316,673	$ 99,763	$ 1,099,740	$ 422,290	$ 196,599	n/a	n/a	$ 75,390		$ 598,012	$ 75,771
Units Outstanding (in thousands)	21,146	14,472	61,931	29,419	13,002	n/a	n/a	6,906		40,603	4,013
Investment Income Ratio *	1.36%	0.09%	0.00%	3.04%	1.06%	n/a	n/a	0.00%		5.28%	0.32%

Period ended December 31, 2006

Net Assets (in thousands)	$ 310,494	$ 59,686	$ 822,800	$ 413,219	$ 180,942	n/a	n/a	n/a		$ 435,179	$ 103,219
Units Outstanding (in thousands)	19,903	9,646	54,436	31,351	12,505	n/a	n/a	n/a		31,702	5,014
Investment Income Ratio *	1.59%	0.09%	0.00%	0.52%	0.52%	n/a	n/a	n/a		3.97%	0.36%

Period ended December 31, 2005

Net Assets (in thousands)	$ 217,908	$ 45,266	$ 451,873	$ 225,951	$ 124,849	n/a	n/a	n/a		$ 324,438	$ 118,699
Units Outstanding (in thousands)	16,115	7,874	28,983	18,905	9,918	n/a	n/a	n/a		24,289	6,488
Investment Income Ratio *	2.05%	1.60%	0.00%	0.55%	0.25%	n/a	n/a	n/a		4.46%	0.76%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.567026	$ 7.885776	$ 7.941697	$ 11.592092	$ 8.002272	$ 8.935882	$ 9.375145	$ 7.426450	$ 8.356204	$ 7.787034
Total Return *	41.12%	2.89%***	6.35%***	39.59%	8.22%***	36.82%	9.43%***	21.67%	14.37%	18.97%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.51%	3.36%	3.61%	3.61%	3.01%	3.695%	3.145%

Period ended December 31, 2008

Unit Value	$ 7.488176	$ 5.576767	$ 6.178402	$ 8.304331	$ 5.901213	$ 6.531198	$ 6.765550	$ 6.103657	$ 7.306311	$ 6.545258
Total Return *	-33.21%	-47.15%***	-33.43%***	-49.03%	-24.84%***	-31.69%***	-28.46%***	-0.30%***	-27.88%***	-36.78%
Ratio of Expenses **	3.61%	2.91%	2.91%	3.51%	3.095%	3.61%	3.26%	3.01%	3.695%	3.145%

Period ended December 31, 2007

Unit Value	$ 11.211535	n/a	n/a	$ 16.293261	n/a	$ 9.909378	$ 9.904249	$ 10.364266	$ 10.396421	$ 10.353901
Total Return *	-4.63%	n/a	n/a	-7.99%***	n/a	-0.63%***	-0.96%***	0.66%***	2.35%***	-0.92%***
Ratio of Expenses **	3.61%	n/a	n/a	3.51%	n/a	2.71%	2.845%	2.845%	3.01%	3.145%

Period ended December 31, 2006

Unit Value	$ 11.755761	n/a	n/a	$ 15.286772	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	5.00%***	n/a	n/a	9.27%	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.61%	n/a	n/a	3.395%	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 11.070629	n/a	n/a	$ 16.589654	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-1.13%***	n/a	n/a	2.22%***	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.56%	n/a	n/a	3.395%	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P				JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P		JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined		Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)		Moderate Portfolio(a)	Growth Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 14.400860	$ 8.240756	$ 8.299179	$ 16.496448	$ 8.239112	$ 9.414414	$ 9.897945	$ 7.998913	n/a	$ 9.183868	$ 8.420262
Total Return *	44.85%	45.77%	32.51%	43.00%	38.93%	40.30%	48.51%***	34.29%***	n/a	22.52%***	29.75%***
Ratio of Expenses **	1.00%	1.10%	1.10%	1.10%	1.00%	1.10%	1.00%	0.50%	n/a	0.50%	0.50%

Period ended December 31, 2008

Unit Value	$ 9.942050	$ 5.653172	$ 6.263202	$ 11.536294	$ 5.930376	$ 6.710374	$ 6.924855	$ 6.336449	n/a	$ 7.679321	$ 6.805842
Total Return *	-31.44%	-47.05%***	-40.61%***	-47.79%	-31.82%***	-28.15%***	-24.77%***	-34.40%***	n/a	-27.44%	-35.51%
Ratio of Expenses **	1.00%	1.10%	1.10%	1.10%	1.00%	1.10%	1.10%	1.10%	n/a	1.15%	1.15%

Period ended December 31, 2007

Unit Value	$ 14.502044	n/a	n/a	$ 22.095438	n/a	$ 9.921241	$ 9.917140	$ 10.534013	n/a	$ 10.582996	$ 10.553448
Total Return *	-2.09%	n/a	n/a	-6.66%	n/a	-1.84%***	-1.88%***	-0.78%***	n/a	3.79%***	4.34%***
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	1.15%	1.15%	1.15%	n/a	1.15%	1.15%

Period ended December 31, 2006

Unit Value	$ 14.812194	n/a	n/a	$ 23.672826	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	9.42%	n/a	n/a	11.79%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 13.537400	n/a	n/a	$ 21.175540	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	0.68%	n/a	n/a	9.10%***	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P				JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P		JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined		Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)		Moderate Portfolio(a)	Growth Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 491,310	$ 19,225	$ 14,748	$ 88,889	$ 111,569	$ 592,013	$ 88,880	$ 74,918		$ 158,926	$ 194,086
Units Outstanding (in thousands)	37,428	2,359	1,795	6,119	13,636	63,553	9,096	9,671		17,855	23,763
Investment Income Ratio *	8.55%	0.71%	0.61%	5.72%	5.63%	1.22%	0.02%	3.46%		2.80%	3.23%

Period ended December 31, 2008

Net Assets (in thousands)	$ 172,415	$ 3,373	$ 4,763	$ 55,567	$ 12,102	$ 255,729	$ 26,645	$ 25,007		$ 55,788	$ 71,319
Units Outstanding (in thousands)	19,370	599	764	5,526	2,044	38,346	3,872	3,996		7,341	10,574
Investment Income Ratio *	8.88%	0.72%	0.90%	2.47%	0.97%	0.01%	1.47%	1.75%		1.30%	1.40%

Period ended December 31, 2007

Net Assets (in thousands)	$ 267,490	n/a	n/a	$ 119,369	n/a	$ 22,022	$ 6,231	$ 15,683		$ 33,591	$ 38,400
Units Outstanding (in thousands)	20,646	n/a	n/a	6,245	n/a	2,221	629	1,496		3,190	3,658
Investment Income Ratio *	7.54%	n/a	n/a	0.60%	n/a	0.00%	0.07%	0.00%		0.00%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 284,124	n/a	n/a	$ 154,997	n/a	n/a	n/a	n/a		n/a	n/a
Units Outstanding (in thousands)	21,538	n/a	n/a	7,582	n/a	n/a	n/a	n/a		n/a	n/a
Investment Income Ratio *	7.15%	n/a	n/a	0.03%	n/a	n/a	n/a	n/a		n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 209,499	n/a	n/a	$ 169,897	n/a	n/a	n/a	n/a		n/a	n/a
Units Outstanding (in thousands)	17,807	n/a	n/a	9,315	n/a	n/a	n/a	n/a		n/a	n/a
Investment Income Ratio *	7.01%	n/a	n/a	0.96%	n/a	n/a	n/a	n/a		n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.310996	$ 6.818292	$ 9.271159	$ 9.789636	$ 9.929091	$ 10.023459	$ 10.131046	$ 10.043857	$ 7.526262	$ 8.087399
Total Return *	39.26%***	-5.79%	13.04%***	26.22%	9.41%	23.29%	14.32%	18.60%	-4.53%	-5.40%
Ratio of Expenses **	3.51%	1.05%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2008

Unit Value	$ 6.991175	$ 7.237286	$ 6.144531	$ 7.755799	$ 9.075254	$ 8.130179	$ 8.861798	$ 8.468455	$ 7.883524	$ 8.549218
Total Return *	-23.25%***	-32.15%	-33.54%***	-41.40%	-16.88%	-37.77%	-24.10%	-30.35%	-25.51%	-18.27%
Ratio of Expenses **	3.26%	1.05%	3.26%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2007

Unit Value	$ 9.755667	$ 10.666237	$ 9.906975	$ 13.234462	$ 10.918213	$ 13.064157	$ 11.675144	$ 12.159040	$ 10.583715	$ 10.460704
Total Return *	0.38%***	5.69%***	-0.93%***	5.13%	2.42%	4.63%	3.81%	4.36%	2.90%***	1.22%***
Ratio of Expenses **	2.71%	1.05%	2.845%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	$ 12.588579	$ 10.660437	$ 12.486478	$ 11.247113	$ 11.651023	n/a	n/a
Total Return *	n/a	n/a	n/a	11.32%	3.25%***	9.90%	3.88%***	10.48%***	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	3.75%	3.695%	3.80%	3.695%	4.01%	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	$ 11.308090	$ 10.304722	$ 11.361577	$ 10.628068	$ 11.030655	n/a	n/a
Total Return *	n/a	n/a	n/a	4.49%	1.62%***	3.44%	4.67%***	2.51%	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	3.75%	3.31%	3.80%	3.26%	3.75%	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/		JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed		Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate		Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio		Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.756332	$ 6.901716	$ 9.788398	$ 13.520264	$ 11.435228	$ 13.922400	$ 11.607218	$ 14.132179	n/a	$ 7.618346	$ 8.186339
Total Return *	38.48%***	-5.66%	74.12%***	29.74%	16.10%***	26.79%	17.33%	22.11%	n/a	-4.40%	-5.27%
Ratio of Expenses **	1.00%	0.50%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2008

Unit Value	$ 7.155794	$ 7.315572	$ 6.289289	$ 10.420786	$ 10.131175	$ 10.980959	$ 9.892894	$ 11.573735	n/a	$ 7.968799	$ 8.641694
Total Return *	-22.85%***	-31.77%	-31.17%***	-39.76%	-14.69%	-36.00%	-22.10%	-28.30%	n/a	-25.10%	-17.82%
Ratio of Expenses **	1.10%	0.50%	1.10%	1.00%	1.10%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2007

Unit Value	$ 9.766570	$ 10.722463	$ 9.919101	$ 17.299623	$ 11.876307	$ 17.157763	$ 12.699683	$ 16.140967	n/a	$ 10.639521	$ 10.515865
Total Return *	-2.62%***	0.17%***	-0.81%***	8.08%	5.13%	4.78%***	6.55%	7.46%	n/a	1.38%***	2.24%***
Ratio of Expenses **	1.25%	0.50%	1.25%	1.00%	1.10%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	$ 16.006541	$ 11.297247	$ 15.805175	$ 11.918971	$ 15.020558	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	14.42%	6.67%	13.33%	9.19%	10.95%	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	1.00%	1.10%	1.15%	1.10%	1.10%	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	$ 13.989395	$ 10.590688	$ 13.945611	$ 10.916193	$ 13.538173	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	7.40%	2.60%	6.21%	3.84%	5.25%	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	1.00%	1.10%	1.15%	1.10%	1.10%	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/		JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed		Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate		Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio		Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 79,218	$ -	$ 86,341	$ 508,673	$ 572,713	$ 1,329,575	$ 930,311	$ 1,625,059		$ -	$ -
Units Outstanding (in thousands)	9,158	-	8,941	40,161	51,869	102,211	82,390	122,140		-	-
Investment Income Ratio *	0.04%	0.53%	0.03%	2.48%	2.03%	2.25%	1.53%	0.85%		0.65%	1.56%

Period ended December 31, 2008

Net Assets (in thousands)	$ 33,656	$ 548	$ 29,551	$ 334,779	$ 374,871	$ 721,594	$ 511,031	$ 902,365		$ 583	$ 1,108
Units Outstanding (in thousands)	4,731	75	4,725	34,273	38,038	70,370	53,018	83,111		74	129
Investment Income Ratio *	4.82%	7.24%	1.24%	0.37%	4.19%	0.55%	4.00%	2.28%		10.21%	11.33%

Period ended December 31, 2007

Net Assets (in thousands)	$ 738	$ 815	$ 11,822	$ 606,719	$ 240,837	$ 1,201,073	$ 475,928	$ 1,251,889		$ 673	$ 295
Units Outstanding (in thousands)	76	76	1,193	37,210	20,751	74,650	38,280	82,230		63	28
Investment Income Ratio *	0.13%	3.57%	0.09%	1.91%	3.16%	1.70%	3.14%	2.24%		4.37%	9.07%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	$ 577,628	$ 126,364	$ 1,081,171	$ 284,241	$ 993,884		n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	38,011	11,361	71,760	24,211	69,732		n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	0.58%	2.06%	0.98%	2.01%	1.28%		n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	$ 547,590	$ 73,694	$ 938,302	$ 140,109	$ 759,013		n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	40,948	7,023	69,873	12,958	58,758		n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	0.77%	0.43%	1.19%	0.30%	1.91%		n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.906157	$ 8.801954	$ 8.704259	$ 9.540784	$ 8.590651	$ 18.445088	$ 9.305184	$ 15.125413	$ 18.136812	$ 26.903923
Total Return *	16.43%	18.05%	19.35%	11.12%	2.27%***	15.23%	-3.54%	19.48%	37.99%	41.21%
Ratio of Expenses **	3.145%	2.91%	2.845%	3.06%	3.61%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2008

Unit Value	$ 7.649318	$ 7.456312	$ 7.293231	$ 8.586287	$ 6.240794	$ 16.007656	$ 9.646545	$ 12.659714	$ 13.143650	$ 19.052733
Total Return *	-26.84%***	-35.22%	-37.48%	-19.28%***	-35.57%***	-23.68%	-1.57%	-35.77%	-45.04%	-42.92%
Ratio of Expenses **	3.145%	2.91%	2.845%	3.06%	3.51%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2007

Unit Value	$ 11.381800	$ 11.510162	$ 11.665172	$ 10.861365	$ 10.052412	$ 20.974344	$ 9.800591	$ 19.709046	$ 23.914187	$ 33.381368
Total Return *	6.21%	-3.78%***	3.16%***	0.64%***	0.52%***	3.46%	0.86%	3.91%	5.87%	12.70%
Ratio of Expenses **	2.76%	2.91%	2.845%	2.845%	2.845%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2006

Unit Value	$ 10.716011	$ 10.857985	$ 10.947109	$ 10.467614	n/a	$ 20.272182	$ 9.716797	$ 18.967476	$ 22.588231	$ 29.620681
Total Return *	8.03%***	1.07%***	11.83%***	2.80%***	n/a	9.43%	0.68%	16.54%	9.35%	2.71%
Ratio of Expenses **	2.76%	2.61%	2.41%	2.71%	n/a	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	n/a	$ 18.525561	$ 9.651380	$ 16.275491	$ 20.657198	$ 28.839211
Total Return *	n/a	n/a	n/a	n/a	n/a	1.38%	-1.06%	4.23%	3.35%***	2.74%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	3.80%	3.75%	3.70%	3.91%	3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/		JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value		Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio		Growth Portfolio	Growth Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.586162	$ 9.392243	$ 9.282487	$ 10.255677	$ 9.069807	$ 27.789280	$ 13.917211	$ 18.397952	n/a	$ 27.771231	$ 41.195958
Total Return *	18.15%	19.58%	34.61%***	12.73%	62.22%***	18.50%	-0.85%	22.75%	n/a	42.07%	45.38%
Ratio of Expenses **	1.15%	1.15%	1.10%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 8.113663	$ 7.854190	$ 7.667635	$ 9.097796	$ 6.404924	$ 23.451105	$ 14.036344	$ 14.988548	n/a	$ 19.548020	$ 28.337674
Total Return *	-30.92%	-34.07%	-36.41%	6.48%***	-29.41%***	-21.51%	1.17%	-34.01%	n/a	-43.41%	-41.24%
Ratio of Expenses **	1.15%	1.15%	1.15%	1.10%	1.10%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 11.744841	$ 11.912837	$ 12.057863	$ 11.226931	$ 10.064737	$ 29.878778	$ 13.873622	$ 22.712971	n/a	$ 34.546285	$ 48.224532
Total Return *	7.96%***	8.21%	0.17%***	4.86%***	0.65%***	6.42%	3.69%	6.77%	n/a	9.01%	16.05%
Ratio of Expenses **	1.15%	1.15%	1.15%	1.15%	1.25%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.870432	$ 11.009327	$ 11.068092	$ 10.613478	n/a	$ 28.076791	$ 13.379856	$ 21.272921	n/a	$ 31.689645	$ 41.556156
Total Return *	9.46%***	7.61%***	9.88%***	6.07%***	n/a	12.53%	3.48%	19.72%	n/a	12.57%	5.74%
Ratio of Expenses **	1.25%	1.15%	1.25%	1.25%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	n/a	$ 24.951112	$ 12.930219	$ 17.768770	n/a	$ 28.151511	$ 39.302036
Total Return *	n/a	n/a	n/a	n/a	n/a	4.26%	1.69%	7.08%	n/a	5.04%	12.96%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/		JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value		Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio		Growth Portfolio	Growth Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ -	$ -	$ -	$ 53,501	$ 698,799	$ 813,943	$ 245,685		$ 548,364	$ 590,369
Units Outstanding (in thousands)	-	-	-	-	5,976	27,589	64,606	13,947		22,175	16,143
Investment Income Ratio *	2.75%	2.18%	2.03%	3.66%	0.02%	2.87%	0.18%	1.78%		0.33%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$ 25,132	$ 10,276	$ 6,118	$ 45,552	$ 28,399	$ 432,806	$ 1,200,692	$ 153,537		$ 301,125	$ 309,196
Units Outstanding (in thousands)	3,143	1,329	808	5,098	4,462	20,425	94,661	10,667		17,567	12,488
Investment Income Ratio *	0.79%	1.33%	1.22%	1.84%	1.84%	2.44%	2.06%	0.04%		0.08%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$ 15,824	$ 8,361	$ 4,777	$ 29,044	$ 3,265	$ 497,884	$ 618,006	$ 217,135		$ 558,543	$ 510,648
Units Outstanding (in thousands)	1,359	710	400	2,615	325	18,482	48,897	9,897		18,570	12,275
Investment Income Ratio *	0.56%	0.43%	0.56%	1.10%	0.05%	2.57%	4.60%	3.53%		1.07%	1.71%

Period ended December 31, 2006

Net Assets (in thousands)	$ 4,568	$ 1,847	$ 939	$ 8,220	n/a	$ 413,630	$ 247,194	$ 165,654		$ 366,621	$ 395,854
Units Outstanding (in thousands)	422	168	85	777	n/a	16,395	20,137	8,007		13,352	11,280
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	2.69%	4.18%	3.24%		0.13%	0.80%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$ 371,851	$ 129,697	$ 79,288		$ 345,756	$ 380,759
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	16,635	10,933	4,555		14,267	11,678
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	3.94%	2.72%	3.32%		0.21%	0.29%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.579367	$ 10.137378
Total Return *	-0.28%***	31.83%
Ratio of Expenses **	3.61%	3.91%

Period ended December 31, 2008

Unit Value	$ 9.327447	$ 7.689738
Total Return *	-8.94%	-42.75%
Ratio of Expenses **	3.21%	3.91%

Period ended December 31, 2007

Unit Value	$ 10.243295	$ 13.432137
Total Return *	0.45%***	-3.04%
Ratio of Expenses **	3.21%	3.91%

Period ended December 31, 2006

Unit Value	$ 10.109623	$ 13.853319
Total Return *	0.37%***	15.43%
Ratio of Expenses **	2.96%	3.91%

Period ended December 31, 2005

Unit Value	n/a	$ 12.001742
Total Return *	n/a	2.74%***
Ratio of Expenses **	n/a	3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.543119	$ 13.433157
Total Return *	6.57%	35.72%
Ratio of Expenses **	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 9.893602	$ 9.897450
Total Return *	-1.77%***	-41.06%
Ratio of Expenses **	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 10.610338	$ 16.792708
Total Return *	3.67%	-0.16%
Ratio of Expenses **	1.10%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.235082	$ 16.819769
Total Return *	-0.12%***	18.83%
Ratio of Expenses **	1.10%	1.00%

Period ended December 31, 2005

Unit Value	n/a	$ 14.154707
Total Return *	n/a	5.09%
Ratio of Expenses **	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 182,385	$ 318,777
Units Outstanding (in thousands)	17,700	25,158
Investment Income Ratio *	3.80%	1.73%

Period ended December 31, 2008

Net Assets (in thousands)	$ 87,244	$ 204,240
Units Outstanding (in thousands)	8,978	21,770
Investment Income Ratio *	4.21%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$ 65,966	$ 367,321
Units Outstanding (in thousands)	6,283	22,938
Investment Income Ratio *	3.89%	2.29%

Period ended December 31, 2006

Net Assets (in thousands)	$ 25,837	$ 323,913
Units Outstanding (in thousands)	2,534	20,028
Investment Income Ratio *	0.00%	1.26%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 254,751
Units Outstanding (in thousands)	n/a	18,573
Investment Income Ratio *	n/a	2.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

February 25, 2010

Jackson National Life Insurance

Company and Subsidiaries

Consolidated Financial Statements

December 31, 2009

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2009

__________________________________________________________________

Report of Independent Registered Public Accounting Firm                                                   1

Consolidated Balance Sheets                                                                                               2

Consolidated Income Statements                                                                                         3

Consolidated Statements of Changes in Equity and Comprehensive Income                                                                                                                                4

Consolidated Statements of Cash Flows                                                                               5

Notes to Consolidated Financial Statements                                                                          6

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2009 and 2008, and the related consolidated income statements and the consolidated statements of changes in equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2009.  These consolidated financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 4 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of FASB Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (included in FASB ASC Topic 320, Investments-Debt and Equity Securities), as of January 1, 2009.

KPMG LLP

Chicago, Illinois
February 26, 2010

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2009	2008
Investments:
Cash and short-term investments	$1,043,725	$715,994
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2009, $36,791,797; 2008, $38,419,522)	36,368,034	34,305,761
Equities (cost: 2008, $389,516)	-	343,668
Trading securities, at fair value	557,671	523,969
Commercial mortgage loans	5,983,571	6,376,535
Policy loans	852,941	841,054
Derivative instruments	837,728	970,800
Other invested assets	866,023	935,010
Total investments	46,509,693	45,012,791

Accrued investment income	450,133	496,787
Deferred acquisition costs	4,738,901	4,889,889
Deferred sales inducements	476,749	565,942
Reinsurance recoverable	1,133,118	1,527,403
Income taxes receivable from Parent	369,478	169,331
Deferred income taxes	89,678	994,874
Other assets	192,042	234,196
Separate account assets	33,329,412	20,902,191
Total assets	$87,289,204	$74,793,404

Liabilities and Equity
Liabilities
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable	$3,194,039	$4,091,774
Deposits on investment contracts	38,283,062	35,891,064
Guaranteed investment contracts	920,101	1,903,276
Trust instruments supported by funding agreements	2,331,458	4,647,874
Federal Home Loan Bank funding agreements	1,750,965	1,752,399
Short-term borrowings	-	150,000
Long-term borrowings	288,680	288,915
Securities lending payable	34,203	127,897
Derivative instruments	745,214	1,258,036
Other liabilities	1,234,646	1,152,864
Separate account liabilities	33,329,412	20,902,191
Total liabilities	82,111,780	72,166,290

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,561,395	2,968,985
Accumulated other comprehensive income (loss), net of
tax benefit of $356,307 in 2009 and $851,672 in 2008	76,344	(1,627,525)
Retained earnings	1,450,505	1,145,443
Total stockholder's equity	5,102,044	2,500,703
Noncontrolling interests	75,380	126,411
Total equity	5,177,424	2,627,114
Total liabilities and equity	$87,289,204	$74,793,404

Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2009	2008	2007
Revenues
Fee income	$1,082,281	$1,069,910	$1,000,661
Premiums	115,231	170,161	190,300
Net investment income	2,577,794	2,662,099	2,945,516

Net realized losses on investments:
Total other-than-temporary impairments	(1,196,893)	(913,692)	(60,395)
Portion of other-than-temporary impairments included in
other comprehensive income (loss)	422,186	-	-
Net other-than-temporary impairments	(774,707)	(913,692)	(60,395)
Other investment gains (losses)	166,829	(289,542)	(30,179)
Total net realized losses on investments	(607,878)	(1,203,234)	(90,574)

Risk management activity	(912,080)	(466,638)	36,458
Other income	61,112	107,763	27,783
Total revenues	2,316,460	2,340,061	4,110,144
Benefits and Expenses
Death and other policy benefits	583,573	514,148	488,280
Interest credited on deposit liabilities	1,461,137	1,406,066	1,409,771
Interest expense on trust instruments supported
by funding agreements	82,131	196,175	278,604
Interest expense on Federal Home Loan Bank advances,
notes and reverse repurchase agreements	49,767	71,295	66,647
Increase (decrease) in reserves, net of reinsurance	(536,828)	164,027	(29,437)
Commissions	980,903	739,798	796,876
General and administrative expenses	447,617	478,320	468,582
Deferral of policy acquisition costs	(944,596)	(719,724)	(777,230)
Deferral of sales inducements	(132,196)	(113,232)	(140,722)
Amortization of acquisition costs:
Attributable to operations	108,240	926,903	552,626
Attributable to risk management activity	(341,509)	(103,491)	17,182
Attributable to net realized losses on investments	(72,349)	(164,503)	(23,142)
Amortization of deferred sales inducements:
Attributable to operations	43,542	39,836	95,102
Attributable to risk management activity	(1,203)	59,694	15,979
Attributable to net realized losses on investments	(10,062)	(15,770)	(2,940)
Total benefits and expenses	1,718,167	3,479,542	3,216,178
Pretax income (loss)	598,293	(1,139,481)	893,966
Federal income tax expense (benefit)	182,536	(172,081)	252,291
Income (loss) before extraordinary loss	415,757	(967,400)	641,675
Extraordinary loss, net of tax benefit of $4,651 in 2008	-	(8,638)	-
Net income (loss)	415,757	(976,038)	641,675
Less: Net income (loss) attributable to noncontrolling interests	(12,415)	5,825	22,396
Net income (loss) attributable to Jackson	$428,172	$(981,863)	$619,279

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Changes in Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total	Non-
	Common	paid-in	comprehensive	Retained	stockholder's	controlling	Total
	stock	capital	income (loss)	earnings	equity	interests	equity
Balances as of December 31, 2006	$13,800	$2,904,276	$110,807	$2,067,128	$5,096,011	$148,495	$5,244,506
Comprehensive income:
Net income				619,279	619,279	22,396	641,675
Net unrealized losses
on securities not other-than
-temporarily impaired, net
of tax of $(102,737)			(190,798)		(190,798)	(39,681)	(230,479)
Reclassification adjustment
for gains included
in net income, net of tax
of $(6,055)			(11,244)		(11,244)		(11,244)
Total comprehensive income (loss)			(202,042)	619,279	417,237	(17,285)	399,952
Capital contribution		30,605			30,605		30,605
Dividends to stockholder				(246,000)	(246,000)		(246,000)
Balances as of December 31, 2007	$13,800	$2,934,881	$(91,235)	$2,440,407	$5,297,853	$131,210	$5,429,063

Comprehensive income:
Net income (loss)				(981,863)	(981,863)	5,825	(976,038)
Net unrealized losses
on securities not other-than
-temporarily impaired, net
of tax of $(1,045,509)			(1,987,509)		(1,987,509)	(10,624)	(1,998,133)
Reclassification adjustment
for losses included
in net income, net of tax
of $242,964			451,219		451,219		451,219
Total comprehensive loss			(1,536,290)	(981,863)	(2,518,153)	(4,799)	(2,522,952)
Capital contribution		34,104			34,104		34,104
Dividends to stockholder				(313,101)	(313,101)		(313,101)
Balances as of December 31, 2008	$13,800	$2,968,985	$(1,627,525)	$1,145,443	$2,500,703	$126,411	$2,627,114

Comprehensive income:
Net income (loss)				428,172	428,172	(12,415)	415,757
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $382,885			1,621,868		1,621,868	(38,616)	1,583,252
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(127,733)			(237,217)		(237,217)		(237,217)
Reclassification adjustment
for losses included
in net income, net of tax
of $240,213			446,108		446,108		446,108
Total comprehensive income (loss)			1,830,759	428,172	2,258,931	(51,031)	2,207,900
Cumulative effect of change in
accounting, net of DAC			(126,890)	126,890	-		-
Capital contribution		592,410			592,410		592,410
Dividends to stockholder				(250,000)	(250,000)		(250,000)
Balances as of December 31, 2009	$13,800	$3,561,395	$76,344	$1,450,505	$5,102,044	$75,380	$5,177,424

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Cash Flows (In thousands)

	Years Ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss) attributable to Jackson	$ 428,172	$ (981,863)	$ 619,279
Adjustments to reconcile income (loss) attributable to Jackson to net cash provided by operating activities:
Net realized losses on investments	607,878	1,203,234	90,574
Losses on trading portfolio	126,090	91,472	6,496
Risk management activity	912,080	466,638	(36,458)
Interest credited on deposit liabilities	1,461,137	1,406,066	1,409,771
Interest expense on trust instruments supported
by funding agreements	82,131	196,175	278,604
Interest expense on Federal Home Loan Bank funding
agreements	28,906	57,928	50,178
Mortality, expense and surrender charges	(327,521)	(321,484)	(298,384)
Amortization of discount and premium on investments	(1,235)	28,168	65,787
Deferred income tax (benefit) provision	409,848	(113,368)	50,254
Change in:
Accrued investment income	46,654	(41,579)	78,679
Deferred sales inducements and acquisition costs	(1,350,132)	(90,287)	(263,145)
Trading portfolio activity, net	142,064	9,592	(91,761)
Income taxes receivable from Parent	(200,147)	(161,872)	46,340
Other assets and liabilities, net	201,025	218,797	(147,951)
Net cash provided by operating activities	2,566,950	1,967,617	1,858,263

Cash flows from investing activities:
Sales of fixed maturities and equities available for sale	9,001,912	2,248,000	4,810,384
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale	2,166,500	2,964,781	3,074,597
Commercial mortgage loans	742,080	407,640	845,333
Purchases of:
Fixed maturities and equities available for sale	(10,029,527)	(7,622,992)	(7,542,552)
Commercial mortgage loans	(351,711)	(1,310,760)	(1,031,580)
Other investing activities	(1,534,559)	473,947	(143,207)
Net cash (used in) provided by investing activities	(5,305)	(2,839,384)	12,975

Cash flows from financing activities:
Policyholders' account balances:
Deposits	14,123,189	12,846,221	13,262,218
Withdrawals	(9,543,370)	(9,029,910)	(8,425,907)
Net transfers to separate accounts	(6,984,733)	(2,442,002)	(6,915,504)
Proceeds from borrowings	-	550,000	250,000
Payments on borrowings	(150,000)	(634,047)	(131,831)
Proceeds and payments on short-term borrowings from Parent	-	(32,000)	32,000
Payment of cash dividends to Parent	(250,000)	(313,101)	(246,000)
Capital contribution from Parent	571,000	-	-
Net cash (used in) provided by financing activities	(2,233,914)	945,161	(2,175,024)

Net increase (decrease) in cash and short-term investments	327,731	73,394	(303,786)

Cash and short-term investments, beginning of year	715,994	642,600	946,386
Total cash and short-term investments, end of year	$ 1,043,725	$ 715,994	$ 642,600

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

1.      Nature of Operations

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include the accounts of the following:
•	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	Wholly owned insurance agency: JNL Southeast Agency, LLC;
•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
•	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  All significant intercompany accounts and transactions have been eliminated in consolidation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

Changes in Accounting Principles – Adopted in Current Year
On December 31, 2009, the Company adopted the Statement of Financial Accounting Standards (“FAS”) No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles” (“ASU 2009-01”), which was issued by the Financial Accounting Standards Board (“FASB”) in June 2009.  ASU 2009-01 supersedes FAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles”, authorizes the Codification as the new source for authoritative U.S. GAAP and ends the practice of FASB issuing standards in the familiar forms.  ASU 2009-01 did not have an impact on the Company’s consolidated financial statements.

On December 31, 2009, the Company adopted FAS No. 165, “Subsequent Events” (“ASC 855-10”), which was issued by the FASB in May 2009.  ASC 855-10 addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated.  The Company has evaluated subsequent events through February 26, 2010,  which is the date the financial statements were available to be issued.

On December 31, 2009, the Company adopted FASB Staff Position (“FSP”) FAS No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10”).  This amendment to FAS 157 provides additional guidance on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity.  This change also includes guidance on identifying circumstances that indicate a transaction is not orderly.  This change did not have an impact on the Company’s consolidated financial statements.

On January 1, 2009, the Company adopted FSP FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“ASC 320-10”).  This staff position amends the other-than-temporary impairment guidance for debt securities and modifies the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities.  This change also amends the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaces this provision with the assertion that management does not intend to sell or it is not more likely than not that management will be required to sell a security prior to recovery.  In addition, it modifies the presentation of other-than-temporary impairments for certain debt securities where management has no intent to sell and will not be required to sell to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment.  The remaining impairment loss is then presented in other comprehensive income (loss) (“OCI”).  Upon adoption, the Company transferred $186.6 million ($126.9 million net of deferred acquisition costs) of non-credit related impairments from retained earnings to OCI.

In February 2008, the FASB issued FSP FAS No. 157-1, “Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13” (“ASC 820-10”).  This update provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, “Accounting for Leases” (“ASC 840-20”) and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases.  Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company’s consolidated financial statements.

In February 2008, the FASB issued FSP FAS No. 157-2, “Effective Date of FASB Statement No. 157” (“ASC 820-10”) which delayed the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which this change applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment.  As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 in 2008.  Application in 2009 did not have a significant impact on the Company’s consolidated financial statements.

2.           Summary of Significant Accounting Policies (continued)

In March 2008, the FASB issued FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“ASC 815-10”).  This statement amends and expands disclosures about an entity’s derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and the related interpretations and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  It was effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged.  The Company has incorporated the additional disclosures in the 2009 consolidated financial statements.

In December 2007, the FASB issued FAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements – an amendment of ARB No. 51” (“ASC 810-10”).  This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and was effective for fiscal years beginning on or after December 15, 2008.  Jackson adopted this change effective January 1, 2009.  It resulted in the presentation of noncontrolling interests not directly or indirectly attributable to the Company separately in equity and net income.  The prior year financial statements have been reclassified to reflect this change.

Changes in Accounting Principles – Adopted in Prior Years
In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“ASC 810-10” and “ASC 860-10”).  These staff positions amend both FASB Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” and FASB Interpretation No. 46 (revised) “Consolidation of Variable Interest Entities” to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008.  Accordingly, any additional disclosures required by this statement are included in the accompanying notes to consolidated financial statements.

On January 1, 2008, the Company adopted FAS No. 159, “Fair Value Option for Financial Assets and Financial Liabilities” (“ASC 825-10”), which was issued by the FASB in 2007.  This statement allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement.  Jackson did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company’s consolidated financial statements.

On January 1, 2008, the Company adopted FAS No. 157, “Fair Value Measurements” (“ASC 820-10”), which was issued by the FASB in September 2006. The Company also adopted the related FSPs described below. For financial statement elements measured at fair value, this statement establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements.  The pronouncement defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to adoption, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished.  After adoption, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer’s credit standing be considered when measuring a liability at fair value.  It also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Company applied the provisions of ASC 820-10 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adoption changed the valuation of the Company’s embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts.  The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels.  At January 1, 2008, the impact of adoption on net income was a charge of $54.3 million and was recognized as a change in estimate in the accompanying consolidated financial statements, where the changes were presented in the respective income statement captions.  The Company’s adoption did not materially impact the fair values of other financial instruments.  However, management expects that as a result of adoption, risk management activity for future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs.  See note 3 for additional information regarding fair value measurements.
2.           Summary of Significant Accounting Policies (continued)

In October 2008, the FASB issued FSP No. FAS 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”).  This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active.  FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company’s consolidated financial statements.

Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109” (“ASC 740-10”).  This interpretation clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and requires companies to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties.  The adoption did not have an initial impact on the Company’s consolidated financial statements.   See note 10 for information on unrecognized tax benefits arising subsequent to adoption.

Changes in Accounting Principles – Not Yet Adopted
In June 2009, the FASB issued FAS No. 166, “Accounting for Transfers of Financial Assets”.  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.  This accounting guidance will be effective on January 1, 2010.  Jackson has not yet determined the impact this guidance, when adopted, will have on the Company’s consolidated financial statements.

In June 2009, the FASB issued FAS No. 167, “Amendments to FASB Interpretation No. 46R”, which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures about involvement in VIEs.  This accounting guidance will be effective on January 1, 2010.  Jackson has not yet determined the impact this guidance, when adopted, will have on the Company’s consolidated financial statements.

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income (loss) and net unrealized gains or losses on available for sale securities.

Investments
Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”), are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method.  Asset-backed securities are amortized over the estimated redemption period.  With regard to certain asset-backed securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $953.4 million and $604.3 million as of December 31, 2009 and 2008, respectively.

2.      Summary of Significant Accounting Policies (continued)

All fixed maturities are classified as available for sale and are carried at fair value.  Effective January 1, 2009, for declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  Further, where Jackson has no intent to sell the security and does not expect to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in note 4.  For prior periods, Jackson recognized an other-than-temporary impairment when the Company did not expect full recovery of value or did not have the intent and ability to hold a security to recovery.  Further, prior to January 1, 2009, impairment losses were recognized in net realized losses on investments for the full difference between fair value and amortized cost.

Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are carried at fair value.  Book value of available for sale equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary.

During 2009, the Company transferred the remainder of its equity holdings from available for sale to a trading portfolio and recognized a loss of $87.5 million.  As a result, at December 31, 2009, all equity holdings are classified as trading.  Previously, trading securities primarily consisted of private equity securities and investments in mutual funds that support liabilities of the Company’s non-qualified voluntary deferred compensation plans.  Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

Policy loans are carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate.  Limited partnership investments are accounted for using the equity method.  Real estate is carried at the lower of depreciated cost or fair value.

Pursuant to the guidance provided in ASC 810-10, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests.  These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans.  Other invested assets also includes investments of $73.0 million and $72.5 million as of December 31, 2009 and 2008, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which the Company is not the primary beneficiary.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and, beginning in 2009, the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

Derivative Instruments, Embedded Derivatives and Risk Management Activity
The Company enters into financial derivative transactions, including, but not limited to, swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions.  The related charge of $17.2 million is included as a component of net investment income.  There were no such losses in 2009 or 2007.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in note 5.  The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included along with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been increased by $131.9 million and $1.5 billion at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson reclassified $53.0 million of deferred acquisition costs from retained earnings to accumulated other comprehensive income.

Deferred Sales Inducements
Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included along with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been increased by $11.9 million and $201.0 million at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson reclassified $6.7 million of deferred sales inducements from retained earnings to accumulated other comprehensive income.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

Federal Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson.  Income tax expense is calculated on a separate company basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized.  Under GAAP, Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Policy Reserves and Liabilities
Reserves for future policy benefits and claims payable:
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 4.0% to 8.0%.  Lapse and expense assumptions are based on Company experience.

Deposits on investment contracts:
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.  For index linked annuities, obligations in excess of the guaranteed contract value are economically hedged through the use of futures contracts and call options.

Trust Instruments Supported by Funding Agreements

Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to

2.      Summary of Significant Accounting Policies (continued)

institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  Carrying values totaled $1.0 billion and $1.1 billion at December 31, 2009 and 2008, respectively.

Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2009 and 2008 totaled $1.3 billion and $3.5 billion, respectively.

Medium term note instruments issued representing obligations denominated in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in risk management activity.

Federal Home Loan Bank Advances
Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in its mortgage-collateralized loan advance program and its short-term funding facility.  Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term notes or funding agreements issued to FHLBI.  At December 31, 2009 and 2008, the Company held $117.6 million and $117.5 million, respectively, in FHLBI capital stock, supporting $1.8 billion and $1.9 billion, respectively, in funding agreements and short-term borrowings.

Separate Account Assets and Liabilities
The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $33.3 billion and $20.8 billion at December 31, 2009 and 2008, respectively, are segregated in separate accounts.  The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks.  Such fees are recorded as earned and included in fee income in the consolidated income statements.

The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account - II and aggregated $142.2 million and $106.4 million at December 31, 2009 and 2008, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders and administrative expenses.  Fee income also includes revenues related to asset management fees and 12b-1 service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized as incurred.
2.      Summary of Significant Accounting Policies (continued)

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

In 2008, the Company received, and recorded in other income, $18.6 million from class action settlements against certain underwriters of WorldCom securities.

Jackson has terminated, at the customers’ requests, a number of Medium Term Note contracts at a discounted rate.  The income on these early terminations, totaling $16.8 million and $48.8 million in 2009 and 2008, respectively, was also included in other income.

3.      Fair Value Measurements

	December 31, 2009		December 31, 2008
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$1,043,725	$1,043,725	$715,994	$715,994
Fixed maturities	36,368,034	36,368,034	34,305,761	34,305,761
Equities	-	-	343,668	343,668
Trading securities	557,671	557,671	523,969	523,969
Commercial mortgage loans	5,983,571	5,939,175	6,376,535	6,139,750
Policy loans	852,941	680,569	841,054	665,817
Derivative instruments	837,728	837,728	970,800	970,800
GMIB reinsurance recoverable	141,459	141,459	249,468	249,468
Separate account assets	33,329,412	33,329,412	20,902,191	20,902,191

Liabilities
Annuity reserves (1)	$32,475,348	$24,927,600	$30,775,340	$23,631,193
Reserves for guaranteed investment contracts	920,101	968,519	1,903,276	1,998,027
Trust instruments supported by funding agreements	2,331,458	2,371,266	4,647,874	4,797,590
Federal Home Loan Bank funding agreements	1,750,965	1,572,456	1,752,399	1,816,734
Borrowings	288,680	288,680	438,915	413,026
Derivative instruments	745,214	745,214	1,258,036	1,258,036
Separate account liabilities	33,329,412	33,329,412	20,902,191	20,902,191

(1) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments.  Non-financial instruments are not included in either the carrying value or fair value columns.

The following chart summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands).  The basis for determining the fair value of each instrument is also described below.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities.  Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Equity Securities
The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.

3.      Fair Value Measurements (continued)

Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

During 2008, the Company determined that, due to inactivity in certain markets, reliable market prices were no longer available on certain securities.  As a result, these securities were valued using internal estimates at December 31, 2008.  These securities were reflected as transfers into Level 3 during 2008.  At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively, and were primarily asset-backed securities.  During 2009, the Company determined that sufficient activity had returned to certain markets and, as a result, reliable market prices were available at December 31, 2009 for the majority of these securities.  This change was reflected as a transfer out of Level 3 during 2009.

For those securities that were internally valued at December 31, 2009 and 2008, an internally developed model was used to determine the fair value.  The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the  market discount rate for the security.  Appropriate risk premiums for illiquidity and non-performance are incorporated, and included in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

3.    Fair Value Measurements (continued)

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of  market observable inputs.

Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3.  Some valuations may be classified as Level 2 if the price can be corroborated.  Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

Commercial Mortgage Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Policy Loans
Fair values are determined using projected future cash flows discounted at current market interest rates.  Projected future cash flows include assumptions regarding mortality and lapse expectations.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value. Changes in fair value are included in risk management activity.  Derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. These derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Spread cap options are classified as Level 3 as the fair values are determined through non-binding broker quotes.  As noted above, due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3.  No other freestanding derivatives are currently classified as Level 3.

Other Invested Assets
Other invested assets include investments in limited partnerships and real estate.  Fair value for limited partnerships is determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2009.

Fair Values of Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Reserves for Guaranteed Investment Contracts
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.
3.      Fair Value Measurements (continued)

Trust Instruments Supported by Funding Agreements
Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Federal Home Loan Bank Funding Agreements
Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Borrowings
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of other borrowings are based on future cash flows discounted at current market interest rates.

Fair Values of Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are accounted for at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in risk management activity.  Due to the lack of availability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering it in 2009.

Fair values for GMWB and GMAB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items.  Prior to January 1, 2008, the Company used the accounting guidance on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts.  Also incorporated were expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates were used.  This process used implied volatility data and evaluations of historical

3.      Fair Value Measurements (continued)

volatilities for various indices. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices.  The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process.  Estimates of future policyholder behavior are subjective, but based primarily on available internal experience data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Effective January 1, 2008, fair value is also calculated using the methods previously described.   However, as a result of adoption of revised guidance, Jackson now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson’s own credit risk in place of the risk-adjusted rates referenced above.  Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions plus a risk margin.  On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than this fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2009
	Total	Level 1	Level 2	Level 3

Fixed maturities
U.S. Treasury securities	$ 610,511	$ 610,511	$ -	$ -
Foreign governments	1,633	-	1,633	-
Public utilities	2,407,817	-	2,394,479	13,338
Corporate securities	23,245,553	-	22,773,087	472,466
Residential mortgage-backed	5,309,091	-	5,306,122	2,969
Commercial mortgage-backed	3,405,883	-	3,327,984	77,899
Other asset-backed securities	1,387,546	-	484,590	902,956
Trading securities	557,671	276,323	35,303	246,045
Limited partnerships	704,689	-	-	704,689
Derivative instruments	837,728	-	555,739	281,989
GMIB reinsurance recoverable	141,459	-	-	141,459
Separate account assets (1)	33,329,412	33,329,412	-	-
Total	$ 71,938,993	$ 34,216,246	$ 34,878,937	$ 2,843,810

Embedded derivative instruments (2)	$ 6,621,572	$ -	$ 6,184,139	$ 437,433
Derivative instruments	745,214	21,393	696,591	27,230
Total	$ 7,366,786	$ 21,393	$ 6,880,730	$ 464,663

December 31, 2008
	Total	Level 1	Level 2	Level 3

Fixed maturities	$ 34,305,761	$ 5,118	$ 28,992,848	$ 5,307,795
Equities and trading securities	867,637	529,989	2,178	335,470
Derivative instruments	970,800	-	899,741	71,059
GMIB reinsurance recoverable	249,468	-	-	249,468
Separate account assets (1)	20,902,191	20,902,191	-	-
Total	$ 57,295,857	$ 21,437,298	$ 29,894,767	$ 5,963,792

Embedded derivative instruments (2)	$ 5,978,422	$ -	$ 4,854,475	$ 1,123,947
Derivative instruments	1,258,036	14,013	1,141,437	102,586
Total	$ 7,236,458	$ 14,013	$ 5,995,912	$ 1,226,533

(1) Pursuant to the conditions set forth in ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) Includes the embedded derivative liabilities related to GMWB benefits and equity indexed annuities.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The table below provides rollforwards for 2008 and 2009 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments.

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2009	Income	Income	Settlements	Level 3	2009
Assets
Fixed maturities
Public utilities	$14,920	$113	$2,211	$(5,019)	$1,113	$13,338
Corporate securities	478,790	7,346	133,792	(327,586)	180,124	472,466
Residential mortgage-backed	3,005,646	13,718	(4,261)	(47,621)	(2,964,513)	2,969
Commercial mortgage-backed	128,732	373	(21,719)	(15,987)	(13,500)	77,899
Other asset-backed securities	1,679,707	19,103	(256,411)	(158,496)	(380,947)	902,956
Equities and trading securities	335,470	(78,808)	-	26,983	(37,600)	246,045
Limited partnerships	740,961	(90,219)	-	53,947	-	704,689
Derivative instruments	71,059	309,180	-	(165,773)	67,523	281,989
GMIB reinsurance recoverable	249,468	(108,009)	-	-	-	141,459

Liabilities
Embedded derivative instruments	(1,123,947)	686,514	-	-	-	(437,433)
Derivative instruments	(102,586)	75,356	-	-	-	(27,230)

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2008	Income	Income	Settlements	Level 3	2008
Assets
Fixed maturities	$2,465,994	$(361,528)	$(597,879)	$144,839	$3,656,369	$5,307,795
Equities and trading securities	334,297	(6,778)	4	7,947	-	335,470
Derivative instruments	229,887	25,829	-	(184,657)	-	71,059
GMIB reinsurance recoverable	38,502	210,966	-	-	-	249,468

Liabilities
Embedded derivative instruments	(242,707)	(881,240)	-	-	-	(1,123,947)
Derivative instruments	11,349	(93,761)	-	-	(20,174)	(102,586)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

The portion of gains and losses included in net income or other comprehensive income attributable to the change in unrealized gains and losses related to financial statement instruments still held at December 31, 2009 and December 31, 2008, are as follows (in thousands):

December 31, 2009
Assets
Fixed maturities
Public utilities	$ 2,211
Corporate securities	86,801
Residential mortgage-backed	(3,622)
Commercial mortgage-backed	(22,045)
Other asset-backed securities	(256,877)
Trading securities	(79,483)
Limited partnerships	(90,210)
Derivative instruments	146,235
GMIB reinsurance recoverable	(108,009)

Liabilities
Embedded derivative instruments	$ 686,514
Derivative instruments	75,356

December 31, 2008
Assets
Fixed maturities	$ (597,575)
Equities and trading securities	(11,379)
Derivative instruments	(25,168)
GMIB reinsurance recoverable	210,966

Liabilities
Embedded derivative instruments	$ (881,240)
Derivative instruments	(113,935)

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

Fixed Maturities
The following table sets forth fixed maturity investments at December 31, 2009, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.   At December 31, 2009, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $472.4 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2009
AAA	22.7%
AA	5.2%
A	28.5%
BBB	37.1%
Investment grade	93.5%
BB	3.6%
B and below	2.9%
Below investment grade	6.5%
Total fixed maturities	100.0%

Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2009, 76% were investment grade, 13% were below investment grade and 11% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 39% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2009, the industries accounting for the larger percentage of unrealized losses included banking/finance (9% of fixed maturities gross unrealized losses) and building and materials (3%).  The largest unrealized loss related to a single corporate obligor was $17.8 million at December 31, 2009.

The cost or amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities (and equities in 2008) were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2009	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. Treasury securities	$627,499	$292	$17,280	$610,511	$-
Foreign governments	1,335	298	-	1,633	-
Public utilities	2,290,931	132,898	16,012	2,407,817	-
Corporate securities	22,510,422	1,099,607	364,476	23,245,553	4,323
Residential mortgage-backed	6,033,004	86,564	810,477	5,309,091	(325,815)
Commercial mortgage-backed	3,576,800	157,067	327,984	3,405,883	252
Other asset-backed securities	1,751,806	14,858	379,118	1,387,546	(96,032)
Total fixed maturities	$36,791,797	$1,491,584	$1,915,347	$36,368,034	$(417,272)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities on which credit impairments have been recorded.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value
Fixed Maturities
U.S. Treasury securities	$4,618	$501	$-	$5,119
Foreign governments	1,337	513	-	1,850
Public utilities	3,330,471	34,805	223,085	3,142,191
Corporate securities	23,004,416	158,542	2,861,785	20,301,173
Residential mortgage-backed	6,901,646	131,505	598,689	6,434,462
Commercial mortgage-backed	3,222,378	36,935	652,711	2,606,602
Other asset-backed securities	1,954,656	41,483	181,775	1,814,364
Total fixed maturities	$38,419,522	$404,284	$4,518,045	$34,305,761

Equities	$389,516	$5,347	$51,195	$343,668

The amortized cost and fair value of fixed maturities at December 31, 2009, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

	Amortized
	Cost	Fair Value
Due in 1 year or less	$623,824	$638,636
Due after 1 year through 5 years	7,712,867	8,065,685
Due after 5 years through 10 years	12,329,046	12,725,291
Due after 10 years through 20 years	2,821,936	2,862,574
Due after 20 years	1,942,514	1,973,328
Residential mortgage-backed	6,033,004	5,309,091
Commercial mortgage-backed	3,576,800	3,405,883
Other asset-backed securities	1,751,806	1,387,546
Total	$36,791,797	$36,368,034

U.S. Treasury securities with a carrying value of $4.1 million and $4.0 million at December 31, 2009 and 2008, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

The amount of fixed maturities’ gross unrealized losses by maturity date of the fixed maturities as of December 31, 2009 were as follows (in thousands):

Less than one year	$269
One to five years	45,766
Five to ten years	203,646
More than ten years	148,087
Residential mortgage-backed securities	810,477
Commercial mortgage-backed securities	327,984
Other asset-backed securities	379,118
Total gross unrealized losses	$1,915,347

The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $9.4 million and $10.7 million, respectively, at December 31, 2009.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2009 were $4.1 million and $4.3 million, respectively, and for the 12 months preceding December 31, 2008 were zero and $3 thousand, respectively.

4.      Investments (continued)

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2009	Cost	Gains	Losses	Value

Prime	$1,510,862	$6,144	$386,254	$1,130,752
Alt-A	965,171	1,488	254,448	712,211
Subprime	475,023	109	163,418	311,714
Total non-agency RMBS	$2,951,056	$7,741	$804,120	$2,154,677

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value

Prime	$1,940,054	$14,343	$288,964	$1,665,433
Alt-A	1,124,057	25,081	226,179	922,959
Subprime	494,948	935	78,631	417,252
Total non-agency RMBS	$3,559,059	$40,359	$593,774	$3,005,644

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  31% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  76% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2009, the Company recorded other-than-temporary impairment charges of $351.1 million, $241.0 million, and $19.0 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively.  No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during 2007.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  The amortized cost and fair value of the Company’s investment in CMBS is $3.6 billion and $3.4 billion, respectively, at December 31, 2009.  99% of these investments are rated investment grade by at least one NRSRO.  No other-than-temporary impairment charges were recorded on CMBS during 2009 or 2008.  Jackson recorded $4.2 million of other-than-temporary impairment charges on CMBS during 2007.

Corporate securities include direct investments in below investment grade syndicated bank loans.  Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers.  As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds.  The amortized cost and fair value of the Company’s direct investments in bank loans were $240.1 million and $231.8 million, respectively, at December 31, 2009.

4.      Investments (continued)

The following table shows the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturity investments have been in a continuous loss position (in thousands):

	Less than 12 months			12 months or longer			Total
	Gross			Gross			Gross
	Unrealized		# of	Unrealized		# of	Unrealized		# of
December 31, 2009	Losses	Fair Value	securities	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. Treasury securities	$17,280	$605,607	3	$-	$-	-	$17,280	$605,607	3
Public utilities	7,704	286,119	25	8,308	60,565	11	16,012	346,684	36
Corporate securities	56,900	2,306,980	238	307,576	2,894,472	314	364,476	5,201,452	552
Residential mortgage-backed	220,138	1,724,086	158	590,339	1,365,474	190	810,477	3,089,560	348
Commerical mortgage-backed	25,716	320,072	45	302,268	1,552,264	135	327,984	1,872,336	180
Other asset-backed securities	122,857	573,973	49	256,261	466,000	95	379,118	1,039,973	144
Total temporarily impaired
securities	$450,595	$5,816,837	518	$1,464,752	$6,338,775	745	$1,915,347	$12,155,612	1,263

	Less than 12 months		12 months or longer		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
December 31, 2008	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
U.S. Treasury securities	$-	$-	$-	$-	$-	$-
Public utilities	147,809	1,925,535	75,276	426,786	223,085	2,352,321
Corporate securities	1,574,476	11,778,214	1,287,309	4,435,724	2,861,785	16,213,938
Residential mortgage-backed	192,621	934,858	406,068	1,886,883	598,689	2,821,741
Commercial mortgage-backed	511,060	1,904,360	141,651	404,178	652,711	2,308,538
Other asset-backed securities	62,776	412,063	118,999	592,531	181,775	1,004,594
Subtotal - fixed maturities	2,488,742	16,955,030	2,029,303	7,746,102	4,518,045	24,701,132
Equities	48,797	127,534	2,398	7,676	51,195	135,210
Total temporarily impaired
securities	$2,537,539	$17,082,564	$2,031,701	$7,753,778	$4,569,240	$24,836,342

Other-Than-Temporary Impairments on Available-For-Sale Securities
The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

4.      Investments (continued)

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant importance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Prior to the adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on January 1, 2009, Jackson generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when Jackson did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost.  The recognition of other-than-temporary impairments in reporting periods prior to January 1, 2009 captured the entire difference between the amortized cost and fair value with this difference being recorded in net income and a corresponding decrease to the amortized cost of the security.

Effective January 1, 2009, Jackson began recognizing other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources.  These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

Effective January 1, 2009, total other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income represent the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on an other-than-temporarily impaired security is recorded in other comprehensive income.

The following table sets forth net realized investment gains (losses) for the periods indicated (in thousands):

	2009	2008	2007
Available-for-sale securities
Realized gains on sale	$464,044	$58,059	$128,895
Realized losses on sale	(209,720)	(347,601)	(163,424)
Impairments:
Total other-than-temporary impairments	(1,196,893)	(913,692)	(60,395)
Portion of other-than-temporary impairments
included in other comprehensive income	422,186	-	-
Net other-than-temporary impairments	(774,707)	(913,692)	(60,395)
Transfer to trading portfolio	(87,491)	-	-
Other	(4)	-	4,350
Net realized losses on investments	$(607,878)	$(1,203,234)	$(90,574)

Impairment charges on equities of $84.6 million and $10.5 million are included in net realized losses on investments in 2008 and 2007, respectively.  There were no such impairments in 2009.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2009, 2008 and 2007 was $1,334.7  million, $1,795.5  million and $2,201.2 million, respectively, which was approximately 86%, 84% and 93%  of book value, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

For the
year ending
December 31, 2009
Cumulative credit loss beginning balance	$-
Adoption of new accounting guidance related to other-than-temporary impairments	547,558
Additions:
New credit losses	572,104
Incremental credit losses	202,603
Reductions:
Securities sold, paid down or disposed of	(260,075)
Cumulative credit loss ending balance	$1,062,190

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $6.0 billion and $6.4 billion at December 31, 2009 and 2008, respectively, are reported net of an allowance for loan losses of $14.2 million and $16.0 million at each date, respectively.  At December 31, 2009, commercial mortgage loans were collateralized by properties located in 41 states.  Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.  Jackson periodically reviews these loans for impairment and during 2009, recognized impairment charges of $13.8 million.  There were no such impairment charges in 2008 or 2007.

Securitizations
In November 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements.  Jackson’s carrying value in securities issued by Piedmont totaled $339.9 million and $494.0 million at December 31, 2009 and 2008, respectively, and was reported in asset-backed securities.

4.      Investments (continued)

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate.  Investments in limited partnerships have carrying values of $704.7 million and $741.0 million at December 31, 2009 and 2008, respectively.  Real estate totaling $136.9 million and $135.8 million at December 31, 2009 and 2008, respectively, includes foreclosed properties with a book value of $13.6 million and $12.9 million at December 31, 2009 and 2008, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)
In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 (“SERVES 2”) formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 2 was a VIE and Jackson was the primary beneficiary.  This structure is consolidated by Jackson.  As a result of this consolidation at December 31, 2009, the underlying assets of $48.2 million and net liabilities of $4.0 million have been included in Jackson’s consolidated financial statements.    At December 31, 2008, the underlying assets of $70.5 million and net liabilities of $55.4 million were included in Jackson’s consolidated financial statements.  The creditors of SERVES 2 do not have recourse to the general credit of Jackson.

In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary status.  Based on the results of this initial analysis, the Company concluded that SERVES 3 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 2 and SERVES 3 entities in exchange for the counterparty forbearing its right to initiate forced liquidations of the entities under certain market value triggers.  Further, during 2009, Jackson entered into revised forbearance agreements with the SERVES 2 and SERVES 3 counterparties.  The support provided by the agreements at December 31, 2009 could potentially expose Jackson to maximum losses of $203.4 million and $231.5 million for SERVES 2 and SERVES 3, respectively, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreements is remote.

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million as the value of the net assets held by SERVES 3 were lower than the value of Jackson’s previous net holdings in SERVES 3.  The accompanying consolidated financial statements include the underlying assets of $48.8 million and $51.7 million and net liabilities of $29.8 million and $54.2 million in 2009 and 2008, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.   At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment is reported at the fair value of this debt instrument.

During 2009, Jackson entered into a forebearance agreement related to SERVES 4 similar to those entered into for SERVES 2 and SERVES 3.  As a result of this forebearance agreement, Jackson’s maximum loss under SERVES 4 is $314.6 million.  At the date of this forebearance agreement, Jackson reevaluated the entity and confirmed that Jackson is not the primary beneficiary of SERVES 4.

Securities Lending
The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2009 and 2008, the estimated fair value of loaned securities was $83.3 million and $112.1 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  Cash collateral received, in the amount of $34.2 million and $127.9 million at December 31, 2009 and 2008, respectively, was invested by the agent bank and included in short-term investments of the Company.  Additionally, $52.2 million of non-cash collateral was received in 2009.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Fixed maturities	$2,242,491	$2,283,388	$2,320,597
Commercial mortgage loans	330,194	347,483	328,830
Limited partnerships	(89,829)	10,618	177,941
Other investment income	158,717	85,555	158,062
Total investment income	2,641,573	2,727,044	2,985,430
Less investment expenses	(63,779)	(64,945)	(39,914)
Net investment income	$2,577,794	$2,662,099	$2,945,516
During 2009, 2008 and 2007, $57.2 million, $(85.7) million and $44.6 million of investment income (loss) was recognized on trading securities held at December 31, 2009, 2008 and 2007, respectively.

5.    Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson may consider, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments and, as a result, are derivatives not designated as hedges.

5.    Derivative Instruments (continued)

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

Credit default swaps, with maturities up to five years, are agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining short-term interest rates.  Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread.  Spread cap options are carried at fair value.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  On a net basis, put-swaptions hedge against significant upward movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”).  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including call and put options, put spreads, written calls and knock-out put options), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These annuities contain embedded options whose fair value is reported in deposits on investment contracts.

Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount and are used for hedging purposes.  Interest rate swaps are carried at fair value.

The fair values of freestanding derivative instruments reflect the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date.  With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments.  With respect to futures and options, the contractual amount represents the market exposure of open positions.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

5.    Derivative Instruments (continued)

A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

	December 31, 2009
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount	Value	Amount	Value	Value
Cross-currency swaps	$607,855	$159,011	$270,906	$(25,809)	$133,202
Credit default swaps	-	-	305,000	(36,359)	(36,359)
Equity index call
options	1,241,600	48,811	906,897	(243,174)	(194,363)
Equity index put
options	14,650,000	337,777	-	-	337,777
Spread cap options	4,000,000	121,875	-	-	121,875
Put-swaptions	20,500,000	28,718	8,500,000	(4,424)	24,294
Equity index futures	-	-	2,477,682	(21,393)	(21,393)
Total return swaps	400,000	3,679	300,000	(27,230)	(23,551)
Interest rate swaps	2,550,000	137,857	6,390,000	(386,825)	(248,968)
Total	$43,949,455	$837,728	$19,150,485	$(745,214)	$92,514

	December 31, 2008
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount	Value	Amount	Value	Value
Cross-currency swaps	$644,807	$149,312	$314,033	$(67,209)	$82,103
Credit default swaps	45,000	305	255,000	(25,818)	(25,513)
Equity index call
options	1,442,100	10,314	6,897	(301)	10,013
Equity index put
options	9,450,000	527,435	-	-	527,435
Spread cap options	4,000,000	71,059	-	-	71,059
Put-swaptions	41,500,000	31,416	-	-	31,416
Equity index futures	-	-	661,063	(14,012)	(14,012)
Total return swaps	-	-	700,000	(102,587)	(102,587)
Interest rate swaps	2,450,000	180,959	6,490,000	(1,048,109)	(867,150)
Total	$59,531,907	$970,800	$8,426,993	$(1,258,036)	$(287,236)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

5.    Derivative Instruments (continued)

Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Interest rate swaps	$407,233	$(790,029)	$(167,141)
Put-swaptions	7,052	(20,493)	33,710
Futures	(396,329)	353,607	14,382
Equity index call options	(6,895)	(103,769)	(850)
Equity index put options	(792,760)	760,135	31,439
Total return swaps	74,470	(91,138)	(9,180)
Spread cap options	101,520	76,414	194,444
Fixed index annuity embedded derivatives	(189,464)	262,028	(27,623)
Credit default swaps	(24,990)	(34,845)	(653)
Variable annuity embedded derivatives	(91,917)	(878,548)	(32,070)
Risk management activity	$(912,080)	$(466,638)	$36,458

At December 31, 2009 and 2008, Jackson had net derivative assets by counterparty of $387.5 million and $394.5 million, respectively, and held collateral of $348.6 million and $370.4 million, respectively, related to these agreements.  At December 31, 2009 and 2008, Jackson also had net derivative liabilities by counterparty of $294.9 million and $681.7 million, respectively, and provided collateral of $341.4 million and $779.8 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2009 or 2008, Jackson would have been able to claim $85.4 million and $122.2 million, respectively, from counterparties and would have no disbursements.  These claims represent the net fair values of gains and losses by counterparty, less collateral held.

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in policy reserves or derivative instruments.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

At December 31, 2009 and 2008, the Company had variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

Choice 4
					Average
December 31, 2009					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$27,316.2	$4,575.9	63.8 years
GMWB - Premium only	0%	4,044.6	447.7
GMWB - For life	0-5%	2,002.8	761.1
GMAB - Premium only	0%	43.2	3.3
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		4,736.8	1,116.6	62.8 years
GMWB - Highest anniversary only		2,735.7	800.7
GMWB - For life		1,310.0	416.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	2,110.1	620.5	65.1 years
GMIB	0-6%	2,930.8	787.8		5.9 years

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2009	2008
Equity	$24,993.8	$15,312.4
Bond	3,778.1	2,291.7
Balanced	3,529.8	1,918.4
Money market	843.8	1,243.2
Total	$33,145.5	$20,765.7

GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

	2009	2008	2007
Balance at January 1	$434.3	$118.0	$56.6
Incurred guaranteed benefits	21.0	392.0	86.7
Paid guaranteed benefits	(146.6)	(75.7)	(25.3)
Balance at December 31	$308.7	$434.3	$118.0
Balance at December 31, net of reinsurance	$308.7	$301.0	$4.6

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.  In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2009 and 2008 (except where otherwise noted):
1)	Use of a series of deterministic investment performance scenarios.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 80.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2009 and from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2008.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under FAS 157 and are recognized at fair value, with the change in fair value reported in risk management activity.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $437.4 million and $1,123.9 million at December 31, 2009 and 2008, respectively, and was included in reserves for future policy benefits.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2009 and 2008, these GMWB reserves totaled $29.1 million and $22.6 million, respectively.

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

GMAB benefits are offered on some variable annuity plans starting in 2007 and issues have been minimal as of December 31, 2009.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2009 and 2008, are consistent with those used for calculating the GMDB liability.  GMIB reserves totaled $5.1 million and $6.4 million at December 31, 2009 and 2008, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business due to: universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the lower tier funding using the lower credited rate associated with surrenders, plus the ASC 944-20 annuitization reserve.

Liabilities for these benefits have been established according to the methodology prescribed in ASC 944-20, as follows:

	December 31, 2009			December 31, 2008
Benefit Type	Liability (in millions)	Net Amount at Risk (NAR) (in millions)*	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (NAR) (in millions)*	Weighted Average Attained Age
UL insurance benefit	$46.4	$5,533.3	55.5 years	$46.7	$5,387.8	55.1 years
Two-tier annuitization	6.3	33.3	63.1 years	6.2	33.4	62.2 years
ISWL account balance
adjustment	61.4	n/a	n/a	54.9	n/a	n/a
* NAR for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2009 and 2008:
1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2009 and 2008:
1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

7.      Borrowings

The aggregate carrying value of borrowings were as follows (in thousands):

	December 31,
	2009	2008
Surplus notes	$249,314	$249,296
Mortgage loans	33,116	33,369
VIE equity classes	6,250	6,250
FHLBI short-term notes	-	150,000
Total	$288,680	$438,915

Due in more than 1 to 5 years	$22,549
Due after 5 years	266,131
Total	$288,680

Surplus notes
On March 15, 1997, the Company issued 8.15% Surplus Notes (the “notes”) in the principal amount of $250.0 million due March 15, 2027.  The notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

Under Michigan Insurance law, for statutory reporting purposes, the notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law.  The notes may not be redeemed at the option of the Company or any holder prior to maturity.

Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the notes was $20.4 million in each of 2009, 2008 and 2007.

Mortgage loans
At December 31, 2009 and 2008, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 7.1% for both years, with maturities through 2011 and 2016.  Interest paid totaled $2.2 million, $1.9 million and $1.2 million in 2009, 2008 and 2007, respectively.

VIE equity classes
Certain of the VIEs have “equity” classes issued in the form of non-investment grade debt maturing in 2013 and 2016.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest in addition to the stated coupon.  The outstanding principal amounts accrued interest at a weighted average interest rate of 5.0% and 8.9% at December 31, 2009 and 2008, respectively.  Interest paid on the notes in 2009, 2008 and 2007 totaled $409 thousand, $554 thousand and $384 thousand, respectively.

FHLBI short-term notes
Jackson has entered into a short-term note program with the FHLBI, securing advances made throughout the year.  Interest rates were either fixed or variable and based on the FHLBI cost of funds or market rates.  Short-term notes averaged $77.4 million at an average interest rate of 0.3% in 2009 and $260.3 million at an average interest rate of 2.2% in 2008.  Jackson paid $0.3 million, $7.0 million and $92 thousand of interest on these notes during 2009, 2008 and 2007, respectively.  The short-term notes were collateralized by CMBS and other structured securities with a carrying value of $1,936.0 million and $2,090.0 million at December 31, 2009 and 2008, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

8. Reverse Repurchase Agreements

During 2009 and 2008, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  Short-term borrowings under such agreements averaged $29.3 million and $7.0 million during 2009 and 2008, respectively, at weighted average interest rates of 0.2% and 2.9%, respectively.  There was no outstanding balance as of December 31, 2009 or 2008.  Interest paid totaled $0.1 million, $0.2 million and $0.7 million in 2009, 2008 and 2007, respectively.  The highest level of short-term borrowings at any month end was $250.0 million in 2009 and $50.0 million in 2008.

9.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million.  Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in risk management activity.

Jackson also ceded the GMDB coverage associated with certain variable annuities issued prior to 2003 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland (“PARC”).  PARC is a wholly owned subsidiary of Prudential.

Effective December 31, 2009, Jackson terminated the reinsurance agreement with PARC, paying a premium of $30.5 million to settle the experience account as defined in the agreement.  The net effect of terminating the reinsurance agreement and recapturing reserves of $265.6 million was a loss of $10.3 million, net of DAC.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

9.      Reinsurance (continued)

The effect of reinsurance on premiums was as follows (in thousands):

	2009	2008	2007
Direct premiums:
Life	$289,755	$314,096	$328,787
Accident and health	10,867	13,048	20,211
Plus reinsurance assumed:
Life	15,020	18,830	21,834
Accident and health	1,207	1,273	1,744
Less reinsurance ceded:
Life	(125,084)	(133,308)	(131,537)
Accident and health	(12,074)	(14,321)	(21,955)
Guaranteed annuity benefits	(64,460)	(29,457)	(28,784)
Total net premiums	$115,231	$170,161	$190,300

Premiums ceded for guaranteed annuity benefits included $44.4 million, $15.6 million and $17.2 million to PARC during 2009, 2008 and 2007, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2009	2008
Reserves:
Life	$851,802	$891,955
Accident and health	21,114	24,105
Guaranteed minimum income benefits	141,459	249,468
Guaranteed minimum death benefits	-	290,218
Other annuity benefits	27,525	29,516
Claims liability	89,595	27,166
Other	1,623	14,975
Total	$1,133,118	$1,527,403

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $50.0 million and $52.6 million at December 31, 2009 and 2008, respectively.  Reserves reinsured through PARC were $290.2 million at December 31, 2008.  The largest amount ceded to any reinsurer at December 31, 2009 totaled $341.6 million.

10.  Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Current tax expense (benefit)	$(227,312)	$(58,713)	$202,037
Deferred tax expense (benefit)	409,848	(113,368)	50,254

Federal income tax expense (benefit)	$182,536	$(172,081)	$252,291

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

10.  Federal Income Taxes (continued)

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to Jackson by the statutory federal income tax rate of 35% for 2009, 2008 and 2007 as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Income taxes at statutory rate	$213,748	$(400,857)	$305,050
Dividends received deduction	(27,331)	(73,524)	(48,896)
Deferred tax asset valuation allowance	-	302,731	-
Other	(3,881)	(431)	(3,863)
Federal income tax expense (benefit)	$182,536	$(172,081)	$252,291

Effective tax rate	29.9%	15.0%	28.9%

Federal income taxes (recovered) paid were $(48.6) million, $69.0 million and $126.0 million in 2009, 2008 and 2007, respectively.

The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2009	2008
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,238,212	$1,122,067
Other-than-temporary impairments and other investment items	255,863	428,558
Deferred compensation	47,670	61,433
Net unrealized losses on available for sale securities	152,665	1,456,039
Other, net	114,307	52,402
Total gross deferred tax asset	1,808,717	3,120,499
Valuation allowance	-	(318,778)
Gross deferred tax asset, net of valuation allowance	1,808,717	2,801,721

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,618,547)	(1,768,108)
Other assets	(94,282)	(9,574)
Other, net	(6,210)	(29,165)
Total gross deferred tax liability	(1,719,039)	(1,806,847)

Net deferred tax asset	$89,678	$994,874

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

10.  Federal Income Taxes (continued)

During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets associated with realized losses and losses on trading securities where management no longer believed that it was more likely than not that the full tax benefit of the losses would be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value could not be anticipated.  This valuation allowance, which was recorded in other comprehensive income (loss), totaled $16.0 million.  During 2009, management determined that it is now more likely than not that the full tax benefit of the losses will be realized.  Since the reversal of the valuation allowance was due to unrealized gains in 2009, the valuation allowance was eliminated with the offset being credited to other comprehensive income rather than net income.

Realization of Jackson’s deferred tax assets is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

At December 31, 2009, the Company had no federal tax ordinary loss carryforwards as the entire current year federal tax ordinary loss can be carried back to prior years.

At December 31, 2009, the Company had federal tax capital loss carryforwards totaling $67.8 million, which expire in 2014.

In August, 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson does not agree with the assessment and plans to file a protest with the Appellate Division of the IRS.  No reserve is established for this potential exposure since Jackson believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $27.3 million, $73.5 million and $48.9 million during 2009, 2008 and 2007, respectively.

During 2008, Jackson established a reserve for an unrecognized tax benefit as required by the provisions of ASC 740-10.  The following table summarizes the changes in the Company’s unrecognized tax benefits, including interest, for the year ended December 31, 2009 and 2008 (in thousands).  There were no unrecognized tax benefits at December 31, 2007.

	2009	2008

Unrecognized tax benefit, beginning of period	$16,792	$-

Additions for tax positions identified in current year	-	19,171

Reduction of tax positions agreed with IRS	(16,792)	-

Reduction of tax positions of closed prior years	-	(2,379)

Unrecognized tax benefit, end of period	$-	$16,792

10.  Federal Income Taxes (continued)

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2009 and 2008 are approximately zero and $16.8 million, respectively.

Interest expense totaling $0.8 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement for 2008 with none in 2009 and 2007.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2009, 2008 or 2007.

Using the information available as of December 31, 2009, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

11.  Commitments and Contingencies

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Accordingly, at December 31, 2009 and 2008 Jackson recorded accruals totaling $16.0 million and $31.0 million, respectively.  Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit.  This liability has been fully indemnified by ING Groep, N.V. (“ING”) and an indemnification receivable equal to the liability has been recorded in other assets.  The liability and indemnification receivable are adjusted as claims are reported and payments are made by ING and totaled $0.6 million and $2.2 million at December 31, 2009 and 2008, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments of solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2009 and 2008, the Company’s reserve for future state guaranty fund assessments was $24.9 million and $26.0 million, respectively.  The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $548.0 million at December 31, 2009.  Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $143.1 million and $3.7 million, respectively, at December 31, 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

11.  Commitments and Contingencies (continued)

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2009, Jackson recorded a liability of $8.5 million for future lease payments.  Lease expense was $20.6 million, $22.7 million and $17.1 million in 2009, 2008 and 2007, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

2010	$8,511
2011	8,969
2012	9,099
2013	9,346
2014	7,304
Thereafter	17,863
Total	$61,092

Jackson subleased office space under several operating leases that expired at various dates through 2009.  There is no future lease income to be received on the subleased property.  Lease income for the subleased property totaled $0.2 million in 2009 and $0.7 million per year in 2008 and 2007.

12.  Statutory Accounting Capital and Surplus

Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment.  At December 31, 2009, the adjusted earned surplus of Jackson National Life Insurance Company was $217.4 million.  Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings.  The maximum dividend which can be paid in 2010, subject to the availability of earned surplus, without prior approval of the Michigan Commissioner of Insurance, is $377.0 million.

The Company received capital contributions from its parent of $592.4 million, $34.1 million and $30.6 million in 2009, 2008 and 2007, respectively.  The capital contributions included $21.4 million, $34.1 million and $30.6 million in 2009, 2008 and 2007, respectively, from Brooke Life’s forgiveness of an intercompany tax liability.  Dividend payments from the Company to its parent were $250.0 million, $313.1 million and $246.0 million in 2009, 2008 and 2007, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.0 billion and $3.7 billion at December 31, 2009 and 2008, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $373.6 million, $(623.4) million and $490.0 million in 2009, 2008 and 2007, respectively.

Effective for 2008 reporting, the Commissioner granted Jackson three permitted practices.  One permitted practice allowed Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson was also required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  The Commissioner also granted a permitted practice to allow Jackson to recognize book to tax differences that will reverse within the next 3 years (instead of 1 year as required by the NAIC) when determining the admissable deferred tax asset (subject to a limitation of 15% of capital and surplus versus the 10% limitation imposed by the NAIC guidance).  Finally, the Commissioner granted a permitted practice to allow Jackson to use an average interest rate in calculating certain regulatory capital requirements.  In 2009, the permitted practice with respect to the interest rate swaps was renewed until October 1, 2010, while the other two expired October 1, 2009.  The total effect of these permitted practices was to increase statutory surplus by $188.4 million and $845.0 million at December 31, 2009 and 2008, respectively, and reduce authorized control level required capital by $81.5 million at December 31, 2008.  These permitted practices had no impact on statutory net income (loss).

13.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $36.8 million, $35.9 million and $34.1 million to PPM for investment advisory services during 2009, 2008 and 2007, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2009, 2008 and 2007 totaled $76.7 million, $57.4 million and $65.9 million, respectively.

Jackson has entered into shared services administrative agreements with affiliates, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $4.5 million, $5.1 million and $5.0 million of certain management and corporate services costs to these affiliates in 2009, 2008 and 2007, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2009 or 2008.  The highest outstanding loan balance during 2009 and 2008 was $10.0 million and $20.0 million, respectively.  Interest and commitment fees totaled $128 thousand, $177 thousand and $524 thousand during 2009, 2008 and 2007, respectively.

Beginning in June 2009, Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance at December 31, 2009.  The highest outstanding loan balance during 2009 was $1.4 million.  Interest and commitment fees totaled $35 thousand during 2009.

Beginning in 2008, Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $19.2 million and $10.4 million in revenue associated with these services during 2009 and 2008, respectively.  This revenue is included in other income on the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services.

Short-term borrowings from Parent
During 2007, Jackson entered into an unsecured cash advance facility with Prudential.  The $32.0 million advance was repaid in full during 2008. Jackson paid $1.1 million and $20 thousand of interest on this loan during 2008 and 2007, respectively.

14.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $16.3 million, $12.1 million and $12.3 million in 2009, 2008 and 2007, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2009 and 2008, the liability for such plans totaled $136.3 million and $171.2 million, respectively, and is reported in other liabilities.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s (income) expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $34.8 million, $(54.6) million and $18.4 million in 2009, 2008 and 2007,
14.	Benefit Plans (continued)

respectively.  Investment income (expense) on the mutual funds totaled $27.1 million, $(62.9) million and $15.0 million in 2009, 2008 and 2007, respectively.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable

(2) Financial statements and schedules included in Part B -

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
                       Statements of Assets and Liabilities as of December 31, 2009
                       Statements of Operations for the period ended December 31, 2009
                       Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2009 and 2008
                       Consolidated Income Statements for the years ended December 31, 2009, 2008, and 2007
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2009, 2008, and 2007
                       Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated   by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.

a.
Specimen of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity   Contract,   incorporated   by  reference   to  the   Registrant's Registration  Statement filed on August 10, 2006 (File Nos.  333-136472 and 811-08664).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.	Specimen of the Return of Premium Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

h.
Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up Endorsement,  incorporated by reference to the Registrant's  Post-Effective Amendment  No.  17  filed  on  June  20,  2005  (File  Nos.  333-70472  and 811-08664).

i.
Specimen of 5% For Life Guaranteed  Minimum  Withdrawal Benefit with Annual Step-Up,  incorporated  by  reference  to the  Registrant's  Post-Effective Amendment  No. 24 filed on  January  31,  2006  (File  Nos.  333-70472  and  811-08664).

j.
Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit with Annual   Step-Up,   incorporated   by   reference   to   the   Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472  and 811-08664).

k.	Specimen of the Highest Anniversary Value Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

5.

a.
Form of the  Curiangard  Simplified  Retirement  Annuity Fixed and Variable Annuity   Application,   incorporated  by  reference  to  the  Registrant's Pre-Effective  Amendment  No. 1 filed  on  December  15,  2006  (File  Nos. 333-136472 and 811-08664).

b.
Form of the  Curiangard  Simplified  Retirement  Annuity Fixed and Variable Annuity   Application,    incorporated   by   reference   to   Registrant's Post-Effective  Amendment  No.  2,  filed  on April  25,  2007  (File  Nos. 333-136472 and 811-08664).

c.
Form of the  Curiangard  Simplified  Retirement  Annuity Fixed and Variable Annuity   Application,    incorporated   by   reference   to   Registrant's Post-Effective  Amendment  No. 3,  filed on  November  27,  2007 (File Nos. 333-136472 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a.              Not Applicable.

8.              Not Applicable

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable

12.              Not Applicable

Item 25.       Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

John B. Banez	Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder	Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael Costello	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Assistant Vice President & Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping	Executive Vice President,
1 Corporate Way	Chief Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.	President, Chief Executive Officer,
1 Corporate Way	& Director
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles	Executive Vice President
1 Corporate Way
Lansing, MI 48951

Timothy J. Padot	Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Gary J. Rudnicki	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

Ken Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Toni Zvonar	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership	Business Principal

Alcona Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

Berrien Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

Brooke GP	Delaware	99% Brooke (Holdco 1) Inc.	Holding Company Activities
1% Brooke (Holdco 2) Inc.

Brooke LLC	Delaware	77% Prudential (US Holdco 2)	Holding Company Activities
Limited
23% Brooke (Jersey) Limited

Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV	Holding Company Activities

Brooke (Holdco 2) Inc.	Delaware	100% Brooke (Holdco 1) Inc.	Holding Company Activities

Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.	Holding Company Activities

Brooke Holdings (UK)	United Kingdom	100% Brooke GP	Holding Company Activities
Limited

Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC	Investment Related Company

Brooke Life Insurance	Michigan	100% Brooke Holdings LLC	Life Insurance
Company

Brooke (Jersey) Limited	United Kingdom	100% Prudential (US Holdco 2)	Holding Company Activities
Limited

Calhoun Funding LLC	Delaware	100% Jackson National Life	Investment Related Company
Insurance Company

Curian Capital, LLC	Michigan	100% Jackson National Life	Registered Investment
		Insurance Company	Adviser

Curian Clearing LLC	Michigan	100% Jackson National Life	Broker/Dealer
(formerly, BH Clearing		Insurance Company
LLC)

GCI Holding Corporation	Delaware	75.8% Jackson National Life	Holding Company/Jackson
		Insurance Company	Investment

Hermitage Management,	Michigan	100% Jackson National Life	Advertising Agency
LLC		Insurance Company

Holborn Delaware LLC	Delaware	100% Prudential Four Limited	Holding Company Activities

Horizon Capital Partners I,	Delaware	35.8% Jackson National Life	Jackson Investment
L.P.		Insurance Company

Hotel on Illinois Street, LLC	Indiana	100% Jackson National Life	Jackson Investment
Insurance Company

IFC Holdings, Inc.	Delaware	100% National Planning Holdings	Broker/Dealer and Investment
d/b/a INVEST Financial		Inc.	Adviser
Corporation

Investment Centers of	North Dakota	100% IFC Holdings, Inc.	Broker/Dealer and Investment
America, Inc.			Adviser

JNL Investors Series Trust	Massachusetts	100% Jackson National Life	Investment Company
Insurance Company

Jackson Investment	Michigan	100% Brooke Holdings LLC	Investment Adviser
Management LLC

Jackson National Asset	Michigan	100% Jackson National Life	Investment Adviser and
Management, LLC		Insurance Company	Transfer Agent

Jackson National Life	Bermuda	100% Jackson National Life	Life Insurance
(Bermuda) Ltd.		Insurance Company

Jackson National Life	Delaware	100% Jackson National Life	Advertising/Marketing
Distributors, LLC		Insurance Company	Corporation and
Broker/Dealer

Jackson National Life	New York	100% Jackson National Life	Life Insurance
Insurance Company of New		Insurance Company
York

JNLI LLC	Delaware	100% Jackson National Life	Tuscany Notes
Insurance Company

JNL Series Trust	Massachusetts	Common Law Trust with contractual association with	Investment Company
Jackson National Life Insurance
Company of New York

JNL Southeast Agency LLC	Michigan	100% Jackson National Life	Insurance Agency
Insurance Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate	Investment Company
Account I

Maple Road Warehouse,	Delaware	100% Jackson National Life	Jackson Investment
LLC		Insurance Company

Mercantile Equity Partners I LP	Delaware	99% Jackson National Life	Jackson Investment
Insurance Company

Mercantile Equity Partners III LP	Delaware	99% Jackson National Life	Jackson Investment
Insurance Company

National Planning	Delaware	100% National Planning Holdings	Broker/Dealer and Investment
Corporation		Inc.	Adviser

National Planning Holdings,	Delaware	100% Brooke Holdings LLC	Holding Company Activities
Inc.

Nicole Finance Inc.	Delaware	100% Brooke GP	Holding Company Activities

Park Vista, LLC	Tennessee	100% Jackson	Jackson Investment

PGDS (US One) LLC	Delaware	100% Jackson National Life	Holding Company Activities
Insurance Company

PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC	Holding Company Activities

Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC	Investment Company
(Piedmont Notes)

Piedmont Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

PPM America Private	Delaware	54.27% Jackson National Life	Jackson Investment
Equity Fund LP		Insurance Company

PPM America Private	Delaware	49.75% Jackson National Life	Jackson Investment
Equity Fund II, LP		Insurance Company

PPM America Private	Delaware	49.75% Jackson National Life	Jackson Investment
Equity Fund III, LP		Insurance Company

PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC	Holding Company
Activities

Prudential plc	United Kingdom	Publicly Traded	Financial Institution

Prudential Corporation	United Kingdom	100% Prudential Holdings Limited	Holding Company Activities
Holdings, Limited

Prudential Holdings Limited	Scotland	100% Prudential plc	Holding Company Activities

Prudential Four Limited	United Kingdom	98% Prudential Corporation	Holding Company
		Holdings, Limited	Activities
2% Prudential plc

Prudential (US Holdco 1)	Netherlands	100% Prudential (US Holdco 1)	Holding Company
BV		Limited	Activities

Prudential (US Holdco 2)	Netherlands	100% Prudential (US Holdco 1)	Holding Company
BV		BV	Activities

Prudential (US Holdco 3)	Netherlands	100% Prudential (US Holdco 2)	Holding Company
BV		BV	Activities

Prudential (US Holdco 1)	United Kingdom	76.72% Brooke LLC	Holding Company
Limited		23.28% Prudential Four Limited	Activities

Prudential (US Holdco 2)	Gibraltar	100% Holborn Delaware	Holding Company
Limited		LLC	Activities

Securities Lending Cash	Delaware	100% Jackson Funds	Investment Fund
Collateral Fund LLC

Securities Lending	Delaware	100% Jackson Funds	Investment Fund
Liquidating Fund LLC

SII Investments, Inc.	Wisconsin	100% National Planning Holdings,	Broker/Dealer and
		Inc.	Investment Adviser

Squire Reassurance	Michigan	100% Jackson National Life	Special Purpose Financial
Company LLC		Insurance Company	Captive Insurance Company

Squire Capital I LLC	Michigan	100% Jackson National Life	Investment Related Company
Insurance Company

Squire Capital II LLC	Michigan	100% Jackson National Life	Investment Related Company
Insurance Company

THMI, Inc.	Delaware	100% GCI Holding Corporation	Jackson Investment

Wynnefield Private Equity	Pennsylvania	99% Jackson National Life	Jackson Investment
Partners I, LP		Insurance Company

Item 27.   Number of Contract Owners as of March 1, 2010

           Qualified – 6
           Non-Qualified – 14

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29.         Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells	Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

Robert R. Blanchette	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic	Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt	Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Maura Collins	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bob Dwyer	Regional Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.	Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson	Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag	Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

James Livingston	Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller	Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale	Regional Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa	Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brandon S. Pisanos	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Senior Vice President, Chief Financial Officer and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood	Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2010.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

        THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

Jackson National Life Insurance Company
(Depositor)

        THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER
April 30, 2010
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

THOMAS J. MEYER
April 30, 2010
Michael A. Wells, Director

THOMAS J. MEYER
April 30, 2010
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

THOMAS J. MEYER
April 30, 2010
Robert A. Fritts, Senior Vice President
and Controller

THOMAS J. MEYER
April 30, 2010
James R. Sopha, Executive Vice President
and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on
January 4, 2010

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the  applications,  registration  statements,  and amendments,  with all exhibits and  requirements,  in accordance  with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment  Company Act of 1940.  This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472, 333-155675), JNL Separate Account III  (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS  WHEREOF,  the undersigned have executed this Power of Attorney as of the 4th day of January, 2010.

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
______________________________________
Michael A. Wells, Chief Operating Officer
and Director

ANDREW B. HOPPING
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
______________________________________
James R. Sopha, Executive Vice President,
and Director

EXHIBIT LIST

Exhibit No.  Description

9.	Opinion and Consent of Counsel, attached hereto as EX-9.

10.          Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.